SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [ ]
                         ---------

Post-Effective Amendment No. 6            (333-85567)                        [X]
                         ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No. 8       (File No. 811-7195)                [X]
                           ---------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN   55474
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code  (612) 671-3678
--------------------------------------------------------------------------------

      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on [date]   pursuant to paragraph (b) of Rule 485
[X] 60 days after  filing  pursuant to  paragraph  (a)(i) of Rule 485
[ ] on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Wells Fargo AdvantageSM Variable Annuity


Prospectus


May 1, 2001


Individual  or  group  flexible  premium  deferred  combination   fixed/variable
annuity.

American Enterprise Variable Annuity Account

Issued by: American Enterprise Life Insurance Company (American Enterprise Life)
           829 AXP Financial Center
           Minneapolis, MN 55474


           Telephone: 800-333-3437


This prospectus contains information that you should know before investing. You also will receive the prospectuses for:

o        American Express(R)Variable Portfolio Funds                      o    Goldman Sachs Variable Insurance Trust
                                                                               (VIT)
o        AIM Variable Insurance Funds                                     o     MFS(R)Variable Insurance Trust SM
o        The Dreyfus Socially Responsible Growth Fund, Inc.               o     Putnam Variable Trust - Class IB Shares


o        Fidelity Variable Insurance Products Service Class 2             o     Wells Fargo Variable Trust Funds
o        Franklin(R)Templeton(R)Variable Insurance Products Trust         o
         (FTVIPT) - Class 2


Please read the prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

Table of Contents

Key Terms.....................................................................
The Contract in Brief.........................................................
Expense Summary...............................................................
Condensed Financial Information (Unaudited)...................................
Financial Statements..........................................................
Performance Information.......................................................
The Variable Account and the Funds............................................
The Fixed Accounts............................................................
Buying Your Contract..........................................................
Charges.......................................................................
Valuing Your Investment.......................................................
Making the Most of Your Contract..............................................
Withdrawals...................................................................
Changing Ownership............................................................
Benefits in Case of Death.....................................................


Optional Benefits.............................................................


The Annuity Payout Period.....................................................
Taxes.........................................................................
Voting Rights.................................................................
Substitution of Investments...................................................
About the Service Providers...................................................
Additional Information About American Enterprise Life.........................
Directors and Executive Officers..............................................
Experts.......................................................................
American Enterprise Life Insurance Company Financial Information..............
Table of Contents of the Statement of Additional Information..................

Key Terms

These terms can help you understand details about your contract.

Accumulation unit - A measure of the value of each subaccount before annuity payouts begin.

Annuitant - The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts - An amount paid at regular intervals under one of several plans.

Assumed investment rate - The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary - The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

Close of business - When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract - a deferred annuity contract, or a certificate showing your interest under a group annuity contract, that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value - The total value of your contract before we deduct any applicable charges.

Contract year - A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed accounts - The one-year fixed account is an account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically. Guarantee Period Accounts are fixed accounts to which you may also allocate purchase payments. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from these accounts prior to the end of the term specified will receive a Market Value Adjustment, which may result in a gain or loss of principal.

Funds - Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Guarantee Period - The number of years that a guaranteed interest rate is credited.

Market Value Adjustment (MVA) - A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

Owner (you, your) - The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Qualified annuity - A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

o    Roth IRAs under Section 408A of the Code

o    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Retirement date - The date when annuity payouts are scheduled to begin.


Rider effective date - the date you add a rider to your contract.


Valuation date - Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account - Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

Withdrawal value - The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

The Contract in Brief


Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax-deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts: Currently, you may allocate your purchase payments among any or all of:

o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. __)

o the fixed accounts, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. (p. __)

Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. Contracts issued through American Express Financial Advisors Inc. (AEFA) are only available with a seven-year withdrawal charge schedule. You may buy a qualified annuity or a nonqualified annuity through your AEFA sales representative. You may be able to buy another contract with the same underlying funds. This contract has different mortality and expense risk fees and withdrawal charges and offers purchase payment credits. For information on this contract, please call us at the telephone number listed on the first page of this prospectus or ask your sales representative. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. __ )



o  Minimum purchase payment:
     for Systematic Investment Plans (SIPs)           for all other payment plans:
       $50 initial payment.                             $5,000 initial payment for contracts issued in South Carolina,
       $50 additional payments.                                Texas and Washington.
                                                        $2,000 initial payment for contracts issued in all other states.
                                                        $  100 for additional payments.


o  Maximum total purchase  payments  (without prior approval) -
     $ 99,999 for contracts issued through AEFA.
     $1,000,000 for all other contracts.


Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the Guarantee Period Accounts before the end of the Guarantee Period will be subject to a MVA. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. )


Withdrawals: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. )

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. )

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. )

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the qualified plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The Guarantee Period Accounts are not available during the payout period. (p. )

Taxes: Generally, your contract grows tax-deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. )

Charges:  We assess certain charges in connection with your contract:

o    $30 annual contract administrative charge;


o a 0.15% variable account administrative charge (if you allocate money to one or more subaccounts);

o a 1.30% mortality and expense risk fee (if you allocate money to one or more subaccounts) with a five-year withdrawal charge schedule1;

o a 1.05% mortality and expense risk fee (if you allocate money to one or more subaccounts) with a seven-year withdrawal charge schedule;

o    if you select the Benefit  ProtectorSM  Death Benefit Rider2, an annual fee
     of  0.25%  of  the  contract   value  charged   annually  at  the  contract
     anniversary;

o if you select the Benefit ProtectorSM Plus Death Benefit Rider3, an annual fee of 0.40% of the contract value charged annually at the contract anniversary;


o if you select the Enhanced Death Benefit Rider4, an additional 0.20% mortality and expense risk fee (if you allocate money to one or more subaccounts);


o if you select the Guaranteed Minimum Income Benefit Rider5, an annual fee (currently 0.30%) based on the Guaranteed Minimum Income Benefit Rider benefit base;


o    withdrawal charge;

o any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal); and

o    the operating expenses of the funds in which the subaccounts invest.

1 Contracts issued through AEFA are only available with a seven-year withdrawal charge schedule.

2 You may select either the Enhanced Death Benefit Rider or the Benefit Protector Death Benefit Rider, but not both. Riders may not be available in all states. The Benefit Protector Death Benefit Rider is only available if you and the annuitant are 75 or younger at contract issue.

3 You may select either the Enhanced Death Benefit Rider or the Benefit Protector Plus Death Benefit Rider, but not both. Riders may not be available in all states. The Benefit Protector Plus Death Benefit Rider is only available if you and the annuitant are 75 or younger at contract issue.

4 You may not add the Enhanced Death Benefit Rider if you add either the Benefit Protector or the Benefit Protector Plus Death Benefit Riders. Riders may not be available in all states. The Enhanced Death Benefit Rider is only available if both you and the annuitant are 79 or younger at contract issue.

5 This rider is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the Enhanced Death Benefit Rider. Riders may not be available in all states.

Expense Summary

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

Contract owner expenses

         Withdrawal charge (contingent deferred sales charge as a percentage of purchase payment withdrawn) You select either a five-year or seven-year withdrawal charge schedule1 at the time of application.

                       Five-year schedule                                   Seven-year schedule(1)
         Years from purchase        Withdrawal charge         Years from purchase          Withdrawal charge
           Payment receipt               Percentage              payment receipt              Percentage
                 1                           8%                         1                          8%
                 2                           8                          2                          8
                 3                           6                          3                          7
                 4                           4                          4                          6
                 5                           2                          5                          5
             Thereafter                      0                          6                          4
                                                                        7                          2
                                                                    Thereafter                     0


1 Contracts issued through AEFA are only available with a seven-year withdrawal charge schedule.

Withdrawal  charge under Annuity Payout Plan E - Payouts for a specified period:
The withdrawal charge under the five-year withdrawal charge schedule equals the present value of the remaining payouts using the assumed investment rate and minus the present value of the remaining payouts using the assumed investment rate plus 1.77%. The withdrawal charge under the seven-year withdrawal charge schedule equals the present value of the remaining payouts using the assumed investment rate and minus the present value of the remaining payouts using the assumed investment rate plus 1.52%. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.


Annual contract administrative charge $302

2 We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

Benefit ProtectorSM Death Benefit Rider3 (Benefit Protector) fee:
as a percentage of the contract value charged annually
at the contract anniversary. This is an optional expense.         0.25%

Benefit ProtectorSM Plus Death Benefit Rider4 (Benefit Protector Plus) fee: as a percentage of the contract value charged annually at the contract
anniversary. This is an optional expense                          0.40%

Guaranteed Minimum Income Benefit Rider5 (GMIB) fee:
as a percentage of the Guaranteed Minimum Income Benefit Base charged annually.
This is an optional expense.                                      0.30%

3 You may select either the Benefit Protector or the Enhanced Death Benefit Rider, but not both. Riders may not be available in all states. The Benefit Protector is only available if you and the annuitant are 75 or younger at contract issue.

4 You may select either the Benefit Protector Plus or the Enhanced Death Benefit Rider, but not both. Riders may not be available in all states. The Benefit Protector Plus is only available if you and the annuitant are 75 or younger at contract issue.

5 This rider is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the Enhanced Death Benefit Rider. Riders may not be available in all states.

Annual variable account expenses (as a percentage of average subaccount value) You can choose the length of your contract's withdrawal charge schedule1 and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.


                                                           Five-year withdrawal      Seven-year withdrawal
                                                             charge schedule            charge schedule
          Variable account administrative charge                  0.15%                      0.15%
          Mortality and expense risk fee                          1.30%                      1.10%
          Enhanced Death Benefit Rider6 (EDB) fee: as
          part of the mortality and expense risk fee.
          This is an optional expense.                            0.20%                      0.20%
                                                                  -----                      -----
          Total annual variable account expenses
          without the optional EDB fee
                                                                  1.45%                      1.20%
          Total annual variable account expenses with
          the optional EDB fee
                                                                  1.65%                      1.40%

6 You may not add the EDB if you add either the Benefit Protector or the Benefit Protector Plus. Riders may not be available in all states. The EDB is only available if both you and the annuitant are 79 or younger at contract issue.

Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

[This information will be updated upon amendment.]

                                                      Management Fees   12b-1         Other
                                                                          Fees       Expenses       Total
AXP(R) Variable Portfolio -
    Blue Chip Advantage Fund                                .56%           .13         .26             .95%1
    Capital Resource Fund                                   .60%           .13         .04             .77%2
    Diversified Equity Income Fund                          .56%           .13         .26             .95%1
    Extra Income Fund                                       .62%           .13         .07             .82%2
    Federal Income Fund                                     .61%           .13         .13             .87%1
    New Dimensions Fund(R)                                  .60%           .13         .05             .78%2
    Small Cap Advantage Fund                                .75%           .13         .31            1.19%1
AIM V.I.
    Capital Appreciation Fund
    Value Fund
Dreyfus
    The Dreyfus Socially Responsible
      Growth Fund, Inc.
Fidelity VIP
    Dynamic Capital Appreciation Portfolio
      (Service Class 2)
    High Income Portfolio (Service Class 2)
    Mid Cap Portfolio (Service Class 2)
FTVIPT
    Franklin Income  Securities Fund - Class 2 Franklin Real Estate Fund - Class
    2 Franklin Small Cap Fund - Class 2 Mutual Shares Securities Fund - Class 2


                                                      Management Fees   12b-1         Other
                                                                          Fees       Expenses       Total
Goldman Sachs VIT
    CORESM U.S. Equity Fund                                 .70%           --          .17             .87%3
    Global Income Fund                                      .90%           --          .25            1.15%3
    Internet Tollkeeper Fund                               1.00%           --          .25            1.25%3
    Mid Cap Value Fund                                      .80%           --          .25            1.05%3
MFS(R)
    Investors Trust Series - Initial Class
    Utilities Series - Initial Class
Putnam Variable Trust
    Putnam VT International Growth Fund -
      Class IB Shares
    Putnam VT Vista Fund - Class IB Shares
Wells Fargo VT
    Asset Allocation Fund                                         .57%        .25           .18       1.00%4
    Corporate Bond Fund                                           .25%        .25           .40        .90%4
    Equity Income Fund                                            .53%        .25           .22       1.00%4
    Equity Value Fund                                             .15%        .25           .60       1.00%4
    Growth Fund                                                   .47%        .25           .28       1.00%4
    International Equity Fund                                     .15%        .25           .60       1.00%4
    Large Company Growth Fund                                     .27%        .25           .48       1.00%4
    Money Market Fund                                             .50%         --           .35        .85%4
    Small Cap Growth Fund                                         .15%        .25           .80       1.20%4
    Specialized Technology Fund                                   .75%        .25           .35       1.35%5

1 The fund's expense figures are based on actual expenses, after fee waivers and expenses reimbursements, for the fiscal year ending Aug. 31, 2000. Without fee waivers and expense reimbursements "Other Expense" and "Total" would be 0.27% and 0.96% for AXP Variable Portfolio - Blue Chip Advantage Fund, 0.80% and
  1.49% for AXP Variable  Portfolio - Diversified  Equity Income Fund, 0.15% and
  0.89% for AXP Variable Portfolio - Federal Income Fund, and 0.55% and 1.43% for AXP Variable Portfolio - Small Cap Advantage Fund.

2 The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.

3 Expense ratios are shown after fee waivers and expenses reimbursements by the Investment advisor. Without fee waivers and expense reimbursements "Other
  Expense"  and "Total"  would be 2.05% and 2.95% for  Goldman  Sachs VIT Global
  Income Fund, 0.99% and 1.99% for Goldman Sachs VIT Internet Tollkeeper Fund and 0.42% and 1.22% for Goldman Sachs VIT Mid Cap Value Fund.

4 Amounts represent  expenses as of Dec. 31, 2000.  Expenses are shown after fee
  waivers   and  expense   reimbursements.   Without  fee  waivers  and  expense
  reimbursements "Management Fees", "Other Expenses" and "Total" would have been
  0.70%,  0.18% and 1.13% for Wells Fargo VT Asset Allocation Fund, 0.60%, 0.40%
  and 1.25% for Wells Fargo VT Corporate Bond Fund,  0.70%,  0.22% and 1.17% for
  Wells Fargo VT Equity Income Fund,  0.70%,  0.62% and 1.57% for Wells Fargo VT
  Equity  Value Fund,  0.70%,  0.28% and 1.23% for Wells  Fargo VT Growth  Fund,
  0.90%,  1.25% and 2.40% for Wells Fargo VT International  Equity Fund,  0.70%,
  0.48% and 1.43% for Wells Fargo VT Large Company Growth Fund 0.55%,  0.35% and
  0.90% for Wells Fargo VT Money  Market  Fund,  and 0.90%,  1.26% and 2.41% for
  Wells Fargo VT Small Cap Growth Fund.

5 Amounts are based on estimated expenses after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements, "Management
  Fees",  "Other Expense" and "Total" would be 1.05%, 0.59%, and 1.89% for Wells
  Fargo VT Specialized Technology.


Examples:*

[To be updated upon amendment.]

You would pay the  following  expenses on a $1,000  investment if you selected a five-year withdrawal charge schedule and assuming a 5% annual return and .....


                                                                          no withdrawal or selection of an
                                      a total withdrawal at the end of    annuity payout plan at the end of
                                              each time period                   each time period
                                     1 year  3 years  5 years   10 years  1 year  3 years  5 years 10 years

AXP(R) VP - Blue Chip Advantage Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
AXP(R) VP - Capital Resource Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
AXP(R) VP - Diversified Equity Income
Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
AXP(R) VP - Extra Income Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
AXP(R) VP - Federal Income Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
AXP VP - New Dimensions Fund(R)
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
AXP(R) VP - Small Cap  Advantage Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
AIM V.I. Capital Appreciation Fund
    base contract with no optional
    riders
    optional Benefit Protector
    optional Benefit Protector Plus
    optional EDB
    optional GMIB and EDB
AIM V.I. Value Fund
    base contract with no optional
    riders
    optional Benefit Protector
    optional Benefit Protector Plus
    optional EDB
    optional GMIB and EDB


You would pay the  following  expenses on a $1,000  investment if you selected a five-year withdrawal charge schedule and assuming a 5% annual return and .....

                                                                         no withdrawal or selection of an
                                      a total withdrawal at the end of  annuity payout plan at the end of
                                              each time period                   each time period
                                     1 year  3 years     5 years   10 years  1 year  3 years  5 years 10 years

The Dreyfus Socially Responsible
Growth Fund, Inc.
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Fidelity VIP Dynamic Capital
Appreciation Portfolio (Service
Class 2)
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Fidelity VIP High Income Portfolio
(Service Class 2)
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Fidelity VIP Mid Cap Portfolio
(Service Class 2)
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
FTVIPT Franklin Income Securities
Fund - Class 2
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
FTVIPT Franklin Real Estate Fund -
Class 2
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
FTVIPT Franklin Small Cap Fund -
Class 2
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
FTVIPT Mutual Shares Securities
Fund - Class 2
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB


You would pay the  following  expenses on a $1,000  investment if you selected a five-year withdrawal charge schedule and assuming a 5% annual return and .....

                                                                         no withdrawal or selection of an
                                      a total withdrawal at the end of  annuity payout plan at the end of
                                              each time period                   each time period
                                     1 year  3 years    5 years   10 years  1 year  3 years  5 years 10 years

Goldman Sachs VIT CORESM U.S.
Equity Fund
     base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Goldman Sachs VIT Global Income Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Goldman Sachs VIT Internet
Tollkeeper Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Goldman Sachs  VIT Mid Cap Value Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
MFS(R) Investors Trust Series -
Initial Class
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
MFS(R) Utilities Series - Initial
Class
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Putnam VT International Growth Fund
- Class IB Shares
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Putnam VT Vista Fund - Class IB
Shares
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Wells Fargo VT Asset  Allocation  Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB



You would pay the  following  expenses on a $1,000  investment if you selected a five-year withdrawal charge schedule and assuming a 5% annual return and .....

                                                                         no withdrawal or selection of an
                                      a total withdrawal at the end of  annuity payout plan at the end of
                                              each time period                   each time period
                                     1 year  3 years  5 years   10 years  1 year  3 years  5 years 10 years

Wells Fargo VT  Corporate  Bond  Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Wells Fargo VT Equity Income Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Wells Fargo VT Equity Value Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Wells Fargo VT Growth  Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Wells Fargo VT International Equity
Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Wells Fargo VT Large Company Growth
Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Wells Fargo VT Money Market Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Wells Fargo VT Small Cap  Growth  Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Wells Fargo VT Specialized
Technology Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB



You would pay the  following  expenses on a $1,000  investment if you selected a seven-year withdrawal charge schedule and assuming a 5% annual return and .....

                                                                         no withdrawal or selection of an
                                      a total withdrawal at the end of  annuity payout plan at the end of
                                              each time period                   each time period
                                     1 year  3 years 5 years   10 years  1 year  3 years  5 years 10 years

AXP(R) VP - Blue Chip  Advantage  Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
AXP(R) VP - Capital Resource Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
AXP(R) VP - Diversified Equity Income
Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
AXP(R) VP - Extra Income Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
AXP(R) VP - Federal Income Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
AXP VP - New Dimensions  Fund(R)
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
AXP(R) VP - Small Cap  Advantage Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
AIM V.I. Capital Appreciation Fund
    base contract with no optional
    riders
    optional Benefit Protector
    optional Benefit Protector Plus
    optional EDB
    optional GMIB and EDB
AIM V.I. Value Fund
    base contract with no optional
    riders
    optional Benefit Protector
    optional Benefit Protector Plus
    optional EDB
    optional GMIB and EDB


You would pay the  following  expenses on a $1,000  investment if you selected a seven-year withdrawal charge schedule and assuming a 5% annual return and .....

                                                                         no withdrawal or selection of an
                                      a total withdrawal at the end of  annuity payout plan at the end of
                                              each time period                   each time period
                                     1 year  3 years  5 years   10 years  1 year  3 years  5 years 10 years

The Dreyfus Socially Responsible
Growth Fund, Inc.
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Fidelity VIP Dynamic Capital
Appreciation Portfolio (Service
Class 2)
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Fidelity VIP High Income Portfolio
(Service Class 2)
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Fidelity VIP Mid Cap Portfolio
(Service Class 2)
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
FTVIPT Franklin Income Securities
Fund - Class 2
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
FTVIPT Franklin Real Estate Fund -
Class 2
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
FTVIPT Franklin Small Cap Fund -
Class 2
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
FTVIPT Mutual Shares Securities
Fund - Class 2
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB


You would pay the  following  expenses on a $1,000  investment if you selected a seven-year withdrawal charge schedule and assuming a 5% annual return and .....

                                                                         no withdrawal or selection of an
                                      a total withdrawal at the end of  annuity payout plan at the end of
                                              each time period                   each time period
                                     1 year  3 years  5 years   10 years  1 year  3 years  5 years 10 years

Goldman Sachs VIT CORESM U.S.
Equity Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Goldman Sachs VIT Global  Income  Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Goldman Sachs VIT Internet
Tollkeeper Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Goldman Sachs  VIT Mid Cap Value  Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
MFS(R) Investors Trust Series -
Initial Class
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
MFS(R) Utilities Series - Initial
Class
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Putnam VT International Growth Fund
- Class IB Shares
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Putnam VT Vista Fund - Class IB
Shares
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Wells Fargo VT Asset  Allocation Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB


You would pay the  following  expenses on a $1,000  investment if you selected a seven-year withdrawal charge schedule and assuming a 5% annual return and .....

                                                                         no withdrawal or selection of an
                                      a total withdrawal at the end of  annuity payout plan at the end of
                                              each time period                   each time period
                                     1 year  3 years  5 years   10 years  1 year  3 years  5 years 10 years

Wells Fargo VT  Corporate  Bond  Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Wells Fargo VT Equity Income Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Wells Fargo VT Equity Value Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Wells Fargo VT Growth  Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Wells Fargo VT International Equity
Fund
    base contract with no optional
    riders
    Optional Benefit Protector
    Optional Benefit Protector Plus
    Optional EDB
    Optional GMIB and EDB
Wells Fargo VT Large Company Growth
Fund
    base contract with no optional
    riders
    Optional Benefit Protector
    Optional Benefit Protector Plus
    Optional EDB
    Optional GMIB and EDB
Wells Fargo VT Money Market Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Wells Fargo VT Small Cap  Growth  Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB
Wells Fargo VT Specialized
Technology Fund
  base contract with no optional riders
  optional  Benefit Protector
  optional  Benefit  Protector Plus
  optional EDB
  optional GMIB and EDB

* In this example, the $30 contract administrative charge is approximated as a 0.033% charge based on our estimated average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.


You should not consider these examples as representations of past or future expenses. Actual expenses may be more or less than those shown.

Condensed Financial Information (Unaudited)


The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and do not have any history.

[To be added upon amendment]


Financial Statements

You can find the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include the audited financial statements for some of the subaccounts because they are new and have not had any activity to date. You can find our audited financial statements later in this prospectus.

Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. Currently we do not provide performance information for some of the subaccounts because they are new and have not had any activity to date. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

o    contract administrative charge,

o    variable account administrative charge,

o    Benefit ProtectorSM Death Benefit Rider fee1,

o    Benefit ProtectorSM Plus Death Benefit Rider fee2,

o    Enhanced Death Benefit Rider3 fee,

o    Guaranteed Minimum Income Benefit Rider4 fee,

o    mortality and expense risk fee, and


o withdrawal charge (assuming a withdrawal at the end of the illustrated period).

1 You may select either the Benefit Protector Death Benefit Rider or the Enhanced Death Benefit Rider, but not both. Riders may not be available in all states. The Benefit Protector Death Benefit Rider is only available if you and the annuitant are 75 or younger at contract issue.

2 You may select either the Benefit Protector Plus Death Benefit Rider or the Enhanced Death Benefit Rider, but not both. Riders may not be available in all states. The Benefit Protector Plus Death Benefit Rider is only available if you and the annuitant are 75 or younger at contract issue.

3 You may not add the Enhanced Death Benefit Rider if you add either the Benefit Protector or the Benefit Protector Plus Death Benefit Riders. Riders may not be available in all states. The Enhanced Death Benefit Rider is only available if both you and the annuitant are 79 or younger at contract issue.

4 This rider is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the Enhanced Death Benefit Rider. Riders may not be available in all states.

We also show optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), the Benefit Protector Death Benefit Rider fee, the Benefit Protector Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee and the Guaranteed Minimum Income Benefit Rider fee. We may show total return quotations by means of schedules, charts or graphs.


Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

The Variable Account and the Funds

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

---------------------------------------------------------------------------------------------------------------------------------
  Subaccount    Investing In                Investment Objectives and Policies                     Investment Advisor or Manager
---------------------------------------------------------------------------------------------------------------------------------
    WBCA 2      AXP(R) Variable Portfolio - Objective: long-term total return exceeding that of    IDS Life Insurance Company
    WBCA 4      Blue Chip Advantage Fund    the U.S. stock market. Invests primarily in common     (IDS Life), investment
    WBCA 5                                  stocks of companies included in the unmanaged S&P 500  manager; American Express
    WBCA 7                                  Index.                                                 Financial Corporation
                                                                                                   (AEFC), investment advisor.

---------------------------------------------------------------------------------------------------------------------------------
    ECR       AXP(R) Variable Portfolio -   Objective: capital appreciation. Invests primarily in  IDS Life, investment
    WCAR 2    Capital Resource Fund         U.S. common stocks and other securities convertible    manager; AEFC, investment
    WCAR 4                                  into common stocks.                                    advisor.
    WCAR 7
---------------------------------------------------------------------------------------------------------------------------------
    WDEI 2   AXP(R) Variable Portfolio -    Objective: a high level of current income              IDS Life, investment
    WDEI 4   Diversified Equity Income Fund and, as a secondary goal, steady growth                manager; AEFC, investment
    WDEI 5                                  of capital. Invests primarily in dividend-             advisor.
    WDEI7                                   paying common and preferred stocks.
---------------------------------------------------------------------------------------------------------------------------------
    EIA       AXP(R) Variable Portfolio -   Objective: high current income, with capital growth    IDS Life, investment
    WEXI 2    Extra Income Fund             as a secondary objective. Invests primarily in         manager; AEFC, investment
    WEXI 4                                  high-yielding, high-risk corporate bonds issued by     advisor.
    WEXI 7                                  U.S. and foreign companies and governments.
---------------------------------------------------------------------------------------------------------------------------------
    WFDI 2      AXP(R)Variable Portfolio -   Objective: a high level of current income and safety   IDS Life, investment
    WFDI 4      Federal Income Fund         of principal consistent with an investment in U.S.     manager; AEFC, investment
    WFDI 5                                  government and government agency securities. Invests   advisor.
    WFDI 7                                  primarily in debt obligations issued or guaranteed as
                                            to principal and interest by the U.S. government, its
                                            agencies or instrumentalities.
---------------------------------------------------------------------------------------------------------------------------------
    EGD       AXP(R) Variable Portfolio -    Objective: long-term growth of capital. Invests        IDS Life, investment
    WNDM 2    New Dimensions Fund(R)         primarily in common stocks of U.S. and foreign         manager; AEFC, investment
    WNDM 4                                   companies showing potential for significant growth.    advisor.
    WNDM 7
---------------------------------------------------------------------------------------------------------------------------------
    WSCA 2      AXP(R) Variable Portfolio -  Objective: long-term capital growth. Invests           IDS Life, investment
    WSCA 4      Small Cap Advantage Fund     primarily in equity stocks of small companies that     manager; AEFC, investment
    WSCA 5                                   are often included in the S&P SmallCap 600 Index or    advisor; Kenwood Capital
    WSCA 7                                   the Russell 2000 Index.                                Management LLC,
                                                                                                    sub-investment advisor.
---------------------------------------------------------------------------------------------------------------------------------
      ECA       AIM V.I. Capital             Objective: growth of capital. Invests primarily in     A I M Advisors, Inc.
    WCAP 2      Appreciation Fund            common stocks, with emphasis on medium- and
    WCAP 4                                   small-sized growth companies.
    WCAP 7
---------------------------------------------------------------------------------------------------------------------------------
    EVA         AIM V.I. Value Fund         Objective: long-term growth of capital with income as  A I M Advisors, Inc.
    WVAL 2                                  a secondary objective. Invests primarily in equity
    WVAL 4                                  securities judged to be undervalued relative to the
    WVAL 7                                  investment advisor's appraisal of the current or
                                            projected  earnings of the companies
                                            issuing the securities,  or relative
                                            to current  market  values of assets
                                            owned by the  companies  issuing the
                                            securities,   or   relative  to  the
                                            equity market generally.
---------------------------------------------------------------------------------------------------------------------------------
    ESR         The Dreyfus Socially        Objective: capital growth, with current income as a    The Dreyfus Corporation,
    WSRG 2      Responsible Growth Fund,    secondary objective. Invests primarily in the common   investment advisor; NCM
    WSRG 4      Inc.                        stock of companies that, in the opinion of the fund's  Capital Management Group,
    WSRG 7                                  management, meet traditional investment standards and  Inc., sub-investment advisor.
                                            conduct  their  business in a manner
                                            that  contributes to the enhancement
                                            of the quality of life in America.
---------------------------------------------------------------------------------------------------------------------------------

     WDCY2      Fidelity VIP Dynamic        Objective: capital appreciation. Invests primarily in  Fidelity Management &
     WDCY4      Capital Appreciation        growth or value common stocks of domestic and foreign  Research Company (FMR),
     WDCY5      Portfolio (Service Class 2) issuers.                                               investment manager; FMR
     WDCY7                                                                                         U.K., FMR Far East, Fidelity
                                                                                                   Investments Japan Limited
                                                                                                   (FIJ) and FMR Co. Inc.
                                                                                                   (FMRC), sub-investment
                                                                                                   advisors
---------------------------------------------------------------------------------------------------------------------------------
     WHIP2      Fidelity VIP High Income    Objective: high level of current income while also     FMR, investment manager; FMR
     WHIP4      Portfolio (Service Class 2) considering growth of capital. Invests primarily in    U.K., FMR Far East, FIJ and
     WHIP5                                  foreign and domestic issued income-producing debt      FMRC, sub-investment
     WHIP7                                  securities, preferred stocks and convertible           advisors.
                                            securities, with an emphasis on lower-quality debt
                                            securities. Invests in companies in troubled or
                                            uncertain financial condition.
---------------------------------------------------------------------------------------------------------------------------------
     EFM        Fidelity VIP Mid Cap        Objective: long-term growth of capital. Invests        FMR, investment manager; FMR
     WMDC2      Portfolio (Service Class 2) primarily in medium market capitalization common       U.K., FMR Far East, FIJ and
     WMDC4                                  stocks.                                                FMRC, sub-investment
     WMDC7                                                                                         advisors.

---------------------------------------------------------------------------------------------------------------------------------
    WISE 2      FTVIPT Franklin Income      Objective: maximize income while maintaining           Franklin Advisers, Inc.
    WISE 4      Securities Fund - Class 2   prospects for capital appreciation. Invests primarily
    WISE 5                                  in a diversified portfolio of debt and equity
    WISE 7                                  securities, including high yield, lower-rated "junk
                                            bonds."
 --------------------------------------------------------------------------------------------------------------------------------

    ERE         FTVIPT Franklin Real        Objective: capital appreciation with a secondary goal  Franklin Advisers, Inc.
    WRES 2      Estate Fund - Class 2       to earn current income. Invests primarily in
    WRES 4                                  securities of companies operating in the real estate
    WRES 7                                  industry, primarily equity real estate investment
                                            trusts (REITS).
---------------------------------------------------------------------------------------------------------------------------------
    WSMC 2      FTVIPT Franklin Small Cap   Objective: long-term capital growth. Invests           Franklin Advisers, Inc.
    WSMC 4      Fund - Class 2              primarily in equity securities of U.S. small
    WSMC 5                                  capitalization (small cap) companies with market cap
    WSMC 7                                  values of less than $1.5 billion or similar in size
                                            to those in the Russell 2000(R) Index, which ever is
                                            greater at the time of purchase.
---------------------------------------------------------------------------------------------------------------------------------
    EMU         FTVIPT Mutual Shares        Objective: capital appreciation with income as a       Franklin Mutual Advisers, LLC
    WMSS 2      Securities Fund - Class 2   secondary goal. Invests primarily in equity
    WMSS 4                                  securities of companies that the manager believes are
    WMSS 7                                  available at market prices less than their actual
                                            value based on certain recognized or objective
                                            criteria (intrinsic value).
---------------------------------------------------------------------------------------------------------------------------------
    JUS         Goldman Sachs VIT           Objective: long-term growth of capital and dividend    Goldman Sachs Asset
    WUSE 2      CORE SM U.S. Equity Fund    income. Invests primarily in a broadly diversified     Management
    WUSE 4                                  portfolio of large-cap and blue chip equity
    WUSE 7                                  securities representing all major sectors of the U.S.
                                            economy.

---------------------------------------------------------------------------------------------------------------------------------
    JGL         Goldman Sachs VIT Global    Objective: high total return, emphasizing current      Goldman Sachs Asset
    WGLI 2      Income Fund                 income, and, to a lesser extent, providing             Management International
    WGLI 4                                  opportunities for capital appreciation. Invests
    WGLI 7                                  primarily in a portfolio of high quality fixed-income
                                            securities of U.S. and foreign issuers and enters
                                            into transactions in foreign currencies.
---------------------------------------------------------------------------------------------------------------------------------

    WITO 2      Goldman Sachs VIT Internet  Objective: long-term growth of capital. Invests        Goldman Sachs Asset
    WITO 4      Tollkeeper fund             primarily in equity securities of companies the        Management
    WITO 5                                  Investment Advisor believes will benefit from the
    WITO 7                                  growth of the Internet by providing access,
                                            infrastructure, content and services to Internet
                                            companies and customers.

---------------------------------------------------------------------------------------------------------------------------------
    JMC         Goldman Sachs VIT Mid Cap   Objective: long-term capital appreciation. Invests     Goldman Sachs Asset
    WMCV 2      Value Fund                  primarily in mid-capitalization companies within the   Management
    WMCV 4                                  range of the market capitalization of companies
    WMCV 7                                  constituting the Russell Midcap Value index at the
                                            time of investment.
---------------------------------------------------------------------------------------------------------------------------------

    WGIS 2      MFS(R) Investors Trust        Objective: long-term growth of capital with a          MFS Investment Management(R)
    WGIS 4      Series - Initial Class      secondary objective to seek reasonable current
    WGIS 5                                  income. Invests primarily in common stocks and
    WGIS 7                                  related securities, such as preferred stocks,
                                            convertible securities and depositary receipts for
                                            those securities.
---------------------------------------------------------------------------------------------------------------------------------
    EUT         MFS(R) Utilities Series -     Objective: capital growth and current income. Invests  MFS Investment Management(R)
    WUTS 2      Initial Class               primarily in equity and debt securities of domestic
    WUTS 4                                  and foreign companies in the utilities industry.
    WUTS 7
---------------------------------------------------------------------------------------------------------------------------------
    EPL         Putnam VT International     Objective: capital appreciation. Invests primarily in  Putnam Investment
    WIGR 2      Growth Fund - Class IB      growth stocks outside the United States.               Management, Inc.
    WIGR 4      Shares
    WIGR 7
---------------------------------------------------------------------------------------------------------------------------------
    EPT         Putnam VT Vista Fund -      Objective: capital appreciation. Invests mainly in     Putnam Investment
    WVIS 2      Class IB Shares             common stocks of U.S. companies with a focus on        Management, Inc.
    WVIS 4                                  growth stocks.
    WVIS 7
---------------------------------------------------------------------------------------------------------------------------------
    WAAL 2      Wells Fargo VT Asset        Objective: long-term total return, consistent with     Wells Fargo Funds
    WAAL 4      Allocation Fund             reasonable risk. Invests primarily in the securities   Management, LLC, advisor;
    WAAL 5                                  of various indexes to replicate the total return of    Barclays Global Fund
    WAAL 7                                  the index. We use an asset allocation model to         Advisors, sub-advisor.
                                            allocate and reallocate assets among common stocks
                                            (S&P 500 Index), U.S. Treasury bonds (Lehman Brothers
                                            20+ Bond Index) and money market instruments,
                                            operating from a target allocation of 60% stocks and
                                            40% bonds.
---------------------------------------------------------------------------------------------------------------------------------
    WCBD 2      Wells Fargo VT Corporate    Objective: high level of current income consistent     Wells Fargo Funds
    WCBD 4      Bond Fund                   with reasonable risk. Invests primarily in corporate   Management, LLC, advisor;
    WCBD 5                                  debt securities of any maturity.                       Wells Capital Management
    WCBD 7                                                                                         Incorporated, sub-advisor.

---------------------------------------------------------------------------------------------------------------------------------
    WEQI 2      Wells Fargo VT Equity       Objective: long-term capital appreciation and          Wells Fargo Funds
    WEQI 4      Income Fund                 above-average dividend income. Invests primarily in    Management, LLC, advisor;
    WEQI 5                                  common stocks of large, high-quality domestic          Wells Capital Management
    WEQI 7                                  companies with above-average return potential and      Incorporated, sub-advisor.
                                            above-average dividend income.
---------------------------------------------------------------------------------------------------------------------------------

    WEQV 2      Wells Fargo VT Equity       Objective: long-term capital appreciation. Invests     Wells Fargo Funds
    WEQV 4      Value Fund                  primarily in equity securities that we believe are     Management, LLC, advisor;
    WEQV 5                                  undervalued in relation to the overall stock markets.  Wells Capital Management
    WEQV 7                                                                                         Incorporated, sub-advisor.
---------------------------------------------------------------------------------------------------------------------------------
    WGRO 2      Wells Fargo VT Growth Fund  Objective: long-term capital appreciation. Invests     Wells Fargo Funds
    WGRO 4                                  primarily in common stocks and other equity            Management, LLC, advisor;
    WGRO 5                                  securities. We look for companies that have a strong   Wells Capital Management
    WGRO 7                                  earnings growth trend that we believe have             Incorporated, sub-advisor.
                                            above-average prospects for future growth.
---------------------------------------------------------------------------------------------------------------------------------
    WIEQ 2      Wells Fargo VT              Objective: total return with an emphasis on capital    Wells Fargo Funds
    WIEQ 4      International Equity Fund   appreciation over the long-term. Invests primarily in  Management, LLC, advisor;
    WIEQ 5                                  equity securities of non-U.S. companies.               Wells Capital Management
    WIEQ 7                                                                                         Incorporated, sub-advisor.
---------------------------------------------------------------------------------------------------------------------------------
    WLCG 2      Wells Fargo VT Large        Objective: long-term capital appreciation. Invests     Wells Fargo Funds
    WLCG 4      Company Growth Fund         primarily in common stock of large, high-quality       Management, LLC, advisor;
    WLCG 5                                  domestic companies that have superior growth           Peregrine Capital
    WLCG 7                                  potential.                                             Management, Inc.,
                                                                                                   sub-advisor.
---------------------------------------------------------------------------------------------------------------------------------
    WMMK 2      Wells Fargo VT Money        Objective: current income, while preserving capital    Wells Fargo Funds
    WMMK 4      Market Fund                 and liquidity. Invests primarily in high-quality,      Management, LLC, advisor;
    WMMK 5                                  U.S. dollar-denominated money market instruments,      Wells Capital Management
    WMMK 7                                  including debt obligations.                            Incorporated, sub- advisor.
---------------------------------------------------------------------------------------------------------------------------------
    WSCG 2      Wells Fargo VT Small Cap    Objective: long-term capital appreciation. Invests     Wells Fargo Funds
    WSCG 4      Growth Fund                 primarily in common stocks issued by companies whose   Management, LLC, advisor;
    WSCG 5                                  market capitalization falls within the range of the    Wells Capital Management
    WSCG 7                                  Russell 2000 Index, which is considered a small        Incorporated, sub- advisor.
                                            capitalization index.
---------------------------------------------------------------------------------------------------------------------------------
     WSTF2      Wells Fargo VT Specialized  Objective: long-term capital appreciation. Invests     Wells Fargo Funds
     WSTF4      Technology Fund             primarily in equity securities of domestic and         Management, LLC, advisor;
     WSTF5                                  foreign technology companies.                          Dresdner RCM Global
     WSTF7                                                                                         Investors LLC, sub-advisor.
---------------------------------------------------------------------------------------------------------------------------------

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.



The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Fixed Accounts


Guarantee Period Accounts (GPAs)
You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you allocate money to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.

The minimum guaranteed interest rate on the GPAs is 3%.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns available on investments backing these annuities, product design, competition and American Enterprise Life's revenues and other expenses. We cannot predict nor can we guarantee future guaranteed interest rates above the 3% rate.

You may transfer or withdraw money out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment
(MVA)" below.) At that time you may choose to start a new Guarantee Period of the same length, transfer the money to another GPA, transfer the money to any of the subaccounts, or withdraw the money from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period, we will automatically transfer the money into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.


We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

o    Securities   issued   by  the   U.S.   government   or  its   agencies   or
     instrumentalities, which issues may or may not be guaranteed by the U.S. government;

o Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies - Standard & Poor's, Moody's Investors Service or Duff and Phelp's - or are rated in the two highest grades by the National Association of Insurance Commissioners;

o Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

o Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

Market Value Adjustment (MVA)
We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA for the same time as the Guarantee Period remaining on your GPA:

If your GPA rate is:                                    The MVA is:
Less than the new GPA rate + 0.10%                      Negative
Equal to the new GPA rate + 0.10%                       Zero
Greater than the new GPA rate + 0.10%                   Positive

General Examples:

Assume:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

o After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

Example 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

Example 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

Sample MVA Calculations:

The precise MVA formula we apply is as follows:

                                           [(       1 + i     )   n/1
                                                                  2   ]
                                                ---------------
           Early withdrawal amount  x              1 + j + .001      - 1 = MVA

Where        i = rate earned in the GPA from which amounts are being transferred or withdrawn
             j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period
             n = number of months remaining in the current Guarantee Period
                (rounded up)
Examples:

Using assumptions similar to those we used in the examples above:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

o After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Example 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

                                       [(           1.045      )   84/12       ]
                                             ---------------
                         $1,000  x           1 + .05 + .001    - 1    = - $39.28

In this example, the MVA is a negative $39.28.

Example 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

                                       [(           1.045      )   84/12       ]
                                             ---------------
                         $1,000  x           1 + .04 + .001   - 1       = $27.21

In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and you have begun your fourth contract year at the beginning of the Guarantee Period, your withdrawal charge percentage is 4% if you chose the Five-year schedule and 6% if you chose the Seven-year schedule. (See, "Charges - Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs for amounts withdrawn for the annual contract administrative charge, for amounts we pay as death claims or on automatic transfers from the two-year Guarantee Period Account. In some states, the MVA is limited.

The one-year fixed account
You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily. We will change interest rates from time to time at our discretion for any future allocations but we will not change the rate paid on accumulated values currently in the one-year fixed account. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interest in the one-year fixed account is not required to be registered with the SEC. However, the Market Value Adjustment interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the Market Value Adjustment interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract - Transfer policies" for restrictions on transfers involving the one-year fixed account.)

Buying Your Contract


You or your sales representative will send an application along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified annuity or a nonqualified annuity through your AEFA sales representative. You may be able to buy another contract with the same underlying funds. This contract has different mortality and expense risk fees and withdrawal charges and offers purchase payment credits. For information on this contract please call us at the telephone number listed on the first page of this prospectus or ask your sales representative.


You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select:

o    the length of the withdrawal charge period (five or seven years)1;


o    the optional Benefit ProtectorSM Death Benefit Rider2;

o    the optional Benefit ProtectorSM Plus Death Benefit Rider3;


o    the optional Enhanced Death Benefit Rider4;

o    the optional Guaranteed Minimum Income Benefit Rider5;

o the one-year fixed account, Guarantee Period Accounts and/or subaccounts in which you want to invest6;

o    how you want to make purchase payments; and


o    a beneficiary.

l    Contract   issued  through  AEFA  are  only  available  with  a  seven-year withdrawal charge schedule.

2 You may select either the Benefit Protector Death Benefit Rider or the Enhanced Death Benefit Rider, but not both. Riders may not be available in all states. The Benefit Protector Death Benefit Rider is only available if you and the annuitant are 75 or younger at contract issue.

3 You may select either the Benefit Protector Plus Death Benefit Rider or the Enhanced Death Benefit Rider, but not both. Riders may not be available in all states. The Benefit Protector Plus Death Benefit Rider is only available if you and the annuitant are 75 or younger at contract issue.

4 You may not add the Enhanced Death Benefit Rider if you add either the Benefit Protector or the Benefit Protector Plus Death Benefit Riders. Riders may not be available in all states. The Enhanced Death Benefit Rider is only available if both you and the annuitant are 79 or younger at contract issue.

5 This rider is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the Enhanced Death Benefit Rider option. Riders may not be available in all states.

6    Some states restrict the amount you can allocate to the fixed accounts.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed accounts in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed accounts and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a SIP. To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

The retirement date
Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the retirement date must be:


o    no earlier than the 30th day after the contract's effective date; and


o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

For qualified annuities (except Roth IRAs), to avoid IRS penalty taxes, the retirement date generally must be:

o    on or after the date the annuitant reaches age 59 1/2; and

o for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.

If you take the minimum IRA distribution as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

Beneficiary
We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)


Purchase payments



   Minimum purchase payments:
     If paying by SIP1:             If paying by any other method:
     $50 initial payment.             $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
     $50 additional payments.         $2,000 initial payment for contracts issued in all other states.
                                      $100 for additional payments.


1 Payments made using SIP must total $2,000 before you can make partial withdrawals.

   Maximum total allowable purchase payments2
   (without prior approval):      $   99,999 for contracts issued through AEFA.
                                  $1,000,000 for all other contracts.

2 This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

How to make purchase payments

1    By letter:

Send your check along with your name and contract number to:

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474

2    By SIP:

Contact your sales representative to complete the necessary SIP paperwork.

Charges

Contract administrative charge
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed accounts in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

Variable account administrative charge
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

Mortality and expense risk fee
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For contracts with a five-year withdrawal charge schedule, this fee totals 1.30% of their average daily net assets on an annual basis. For contracts with a seven-year withdrawal charge schedule, this fee totals 1.05% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. If you choose the optional Enhanced Death Benefit Rider, we will charge an additional 0.20% of the average daily net assets on annual basis (see "Enhanced Death Benefit Rider fee" below.) These fees do not apply to the fixed accounts. We cannot increase these fees.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

Benefit ProtectorSM Death Benefit Rider fee
We charge a fee for the optional feature only if you select it. If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin. We can increase this fee on new contracts up to a maximum of 0.75%.

Benefit ProtectorSM Plus Death Benefit Rider fee
We charge a fee for the optional feature only if you select it. If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin. We can increase this fee on new contracts up to a maximum of 1.25%.

Enhanced Death Benefit Rider fee
We charge a fee for this optional feature only if you select it. If selected, we apply this fee daily to the subaccounts as part of the mortality and expense risk fee. It is reflected in the unit values of the subaccounts and it totals 0.20% of their average daily net assets on an annual basis. We cannot increase the Enhanced Death Benefit Rider fee.

Guaranteed Minimum Income Benefit Rider (GMIB) fee
We charge a fee (currently 0.30%) based on the GMIB benefit base for this optional feature only if you select it. If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated or if annuity payouts begin, we will deduct the fee at that time adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%. For details on how we calculate the fee, see "Optional Benefits - Guaranteed Minimum Income Benefit Rider."

Withdrawal charge
If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within five or seven years before withdrawal. You select the withdrawal charge period at the time of your application for the contract*. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts - Market Value Adjustment (MVA)".)

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 15% of your prior anniversary contract value. (We consider your initial purchase payment to be the prior anniversary contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the annual 15% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

     NOTE:We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed accounts.

3. Next we withdraw purchase payments received prior to the withdrawal charge period you selected and shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn, depending on the schedule you selected*:

                        Five-year schedule                                 Seven-year schedule
           Years from purchase        Withdrawal charge       Years from purchase       Withdrawal charge
             payment receipt             percentage             payment receipt             percentage
                    1                          8%                      1                         8%
                    2                         8                        2                        8
                    3                         6                        3                        7
                    4                         4                        4                        6
                    5                         2                        5                        5
               Thereafter                     0                        6                        4
                                                                       7                        2
                                                                  Thereafter                    0

* Contracts issued through AEFA are only available with a seven-year withdrawal charge schedule.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

Example: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.26. We determine this amount as follows:

             Amount requested                        $1,000
         1.00 - withdrawal charge           or          .93       =   $1,075.26

By applying the 7% withdrawal charge to $1,075.26, the withdrawal charge is $75.26. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

Withdrawal  charge under Annuity Payout Plan E - Payouts for a specified period:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. If the original contract had a five-year withdrawal charge schedule, the discount rate we use in the calculation will be 5.27% if the assumed investment rate is 3.5% and 6.77% if the assumed investment rate is 5%. If the original contract had a seven-year withdrawal charge schedule, the discount rate we use in the calculation will be 5.02% if the assumed investment rate is 3.5% and 6.52% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.

Withdrawal charge calculation example

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with a seven-year withdrawal charge schedule with this history:


o The contract date is Nov. 1, 2001 with a contract year of Nov. 1 through Oct. 30 and with an anniversary date of Nov. 1 each year; and

o    We received these payments
       - $10,000 Nov. 1, 2001;
       - $8,000 Dec. 31, 2007; and
       - $6,000 Feb. 20, 2009; and

o The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2011 and had not made any other withdrawals during that contract year; and

o    The prior anniversary Nov. 1, 2010 contract value was $38,488.

            Withdrawal Charge    Explanation

                $  0             $5,773.20 is 15% of the prior anniversary contract value withdrawn without withdrawal charge; and

                $  0             $8,327.80 is contract earnings in excess of the 15% free withdrawal amount withdrawn without withdrawal charge; and

                $  0             $10,000 Nov. 1, 2001 payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and

                $480             $8,000 Dec. 31, 2007 payment is in its fourth year from receipt, withdrawn with a 6% withdrawal charge; and

                $420             $6,000 Feb. 20, 2009 payment is in its third year from receipt withdrawn with a 7% withdrawal charge.
                $900


Waiver of withdrawal charges We do not assess withdrawal charges for:

o    withdrawals of any contract earnings;

o    withdrawals  of  amounts   totaling  up  to  15%  of  your  prior  contract
     anniversary contract value to the extent it exceeds contract earnings;

o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

o    contracts settled using an annuity payout plan;

o withdrawals made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

o    amounts we refund to you during the free look period; and o death benefits.

Contingent events

o Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when the owner and annuitant are under age 76 on the date we issue the contract. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

o To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

o Withdrawals you make if you or the annuitant become disabled within the meaning of IRC Section 72(m)(7) after your contract date. The disabled person must also be receiving Social Security disability or state long term disability benefits. The disabled person must be age 70 or younger at the time of withdrawal. You must provide us with a signed letter from the disabled person stating that he or she meets the above criteria, a legible photocopy of Social Security disability or state long term disability benefit payments and the application for such payments.

o Withdrawals you make once a year if you or the annuitant become unemployed at least one year after your contract's date, up to the following amounts each year:

                  (a)25% of your prior  anniversary  contract  value (or $10,000 if greater) if the unemployment condition is met for at least 30 straight days; or
                  (b)50% of your prior  anniversary  contract  value (or $10,000 if greater) if the unemployment condition is met for at least 180 straight days.

The unemployment condition is met if the unemployed person is currently receiving unemployment compensation from a government unit of the United States, whether federal or state. You must provide us with a signed letter from the unemployed person stating that he or she meets the above criteria and a legible photocopy of the unemployment payment benefits meeting the above criteria with regard to dates.

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

Premium taxes
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

Valuing Your Investment

We value your accounts as follows:

Fixed accounts

We value the amounts you allocated to the fixed accounts directly in dollars. The value of a fixed account equals:

o the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the Guarantee Period Accounts;

o    plus interest credited;

o minus the sum of amounts withdrawn after the MVA (including any applicable withdrawal charges) and amounts transferred out;

o    minus any prorated contract administrative charge; and

o minus any prorated portion of the Guaranteed Minimum Income Benefit Rider fee (if applicable).

Subaccounts

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount, or we assess a contract administrative charge or the Guaranteed Minimum Income Benefit Rider fee, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if selected) from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways - in number and in value.

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments you allocate to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial withdrawals;

o withdrawal charges; oprorated portions of the contract administrative charge; and/or

o prorated portions of the Guaranteed Minimum Income Benefit Rider fee (if selected).

Accumulation unit values will fluctuate due to:

o    changes in funds' net asset value;

o    dividends distributed to the subaccounts;

o    capital gains or losses of funds;

o    fund operating expenses; and/or

o mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if selected).

Making the Most of Your Contract


Automated dollar-cost averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year Guarantee Period Account to one or more subaccounts. The three to ten year Guarantee Period Accounts are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.


                                                       How dollar-cost averaging works
By investing an                                   Amount       Accumulation unit       Number of units
equal number of                      Month       invested            value                purchased
dollars each month...                 Jan          $100               $20                    5.00
                                      Feb          100                18                     5.56
you automatically buy                 Mar          100                17                     5.88
more units when the                   Apr          100                15                     6.67
per unit market price                 May          100                16                     6.25
is low...                             Jun          100                18                     5.56
                                      Jul          100                17                     5.88
and fewer units when                  Aug          100                19                     5.26
the per unit market                  Sept          100                21                     4.76
price is high.                        Oct          100                20                     5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

Tiered dollar-cost averaging (Tiered DCA) program

If your net contract value1 is at least $10,000, you can choose to participate in the Tiered DCA program. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

If your net contract value1 is ... we allocate your new purchase payments to:
$10,000 - $49,999                   Tier 1 DCA account
$50,000 or more                     Tier 2 DCA account2

1 "Net contract value" equals your current contract value plus any new purchase payment you make. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.

2 You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.

You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the other accounts you selected over the six-month period.

We credit interest to each Tiered DCA account at rates that generally are higher than those we credit to the one-year fixed account and the two-year Guarantee Period Account. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment3, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

3 If this is a new contract funded by purchase payments from multiple sources, we apply the rate to all purchase payments, withdrawal requests and exchange requests submitted with your application that you allocated to the Tiered DCA program.

We credit each Tiered DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Generally, you cannot allocate additional purchase payments to a Tiered DCA account unless a new interest rate is in effect. If you are funding a Tiered DCA account come from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple payments after the six-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account.

Asset Rebalancing
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed accounts. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the tiered dollar-cost averaging program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the tiered dollar-cost averaging program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.


Transferring between accounts
You may transfer contract value from any one subaccount, or the fixed accounts, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed accounts.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments. Transfers out of the Guarantee Period
Accounts will be subject to a MVA if done more than 30 days before the end of the Guarantee Period.


We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. These modifications could include, but not be limited to:

o    requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

o limiting the dollar amount that a contract owner may transfer at any one time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

Transfer policies
o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed accounts at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer.

o You may transfer contract values from the one-year fixed account to the subaccounts or the Guarantee Period Accounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).
     Transfers from the one-year fixed account are not subject to a MVA.


o You may transfer contract values from a Guarantee Period Account any time after 60 days of transfer or payment allocation to the account. Transfers made before the end of the Guarantee Period will receive a MVA, which may result in a gain or loss of contract value.


o If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the Guarantee Period Accounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the one-year fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

o Once annuity payouts begin, you may not make any transfers to the Guarantee Period Accounts.

How to request a transfer or withdrawal
1                    Send your name, contract number, Social Security Number
By letter:           or Taxpayer Identification Number and signed request
                     for a transfer or withdrawal to:

                     American Enterprise Life Insurance Company
                     829 AXP Financial Center
                     Minneapolis, MN 55474

                     Minimum amount

                     Transfers or
                     withdrawals:              $500 or entire account balance

                     Maximum amount

                     Transfers or
                     withdrawals:              Contract value or entire account
                                               balance

2 Your sales representative can help you set up automated By automated transfers or partial withdrawals among your subaccounts or fixed accounts. transfers and automated partial You can start or stop this service by written request or other method acceptable to us. withdrawals: You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

o Automated withdrawals may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial withdrawals are in effect.

o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

                           Minimum amount

                           Transfers or
                           withdrawals:       $100 monthly
                                              $250 quarterly, semi-annually or
                                                   annually

3                          Call between 7 a.m. and 6 p.m. Central time:
By phone:
                           800-333-3437

                           Minimum amount

                           Transfers or
                           withdrawals:        $500 or entire account balance

                           Maximum amount

                           Transfers:          Contract value or entire account
                                               balance
                           Withdrawals:        $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.


Withdrawals

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For total withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E (see "The Annuity Payout Period - Annuity payout plans").

Withdrawal policies
If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

Receiving payment By regular or express mail:

o    payable to owner;

o    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

-- the withdrawal amount includes a purchase payment check that has not cleared;

--   the NYSE is closed, except for normal holiday and weekend closings;

--   trading on the NYSE is restricted, according to SEC rules;

-- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

--   the SEC permits us to delay payment for the protection of security holders.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

Benefits in Case of Death

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


Standard death benefit: If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


         1.       total purchase payments minus adjusted partial withdrawals;


         2.       contract value; or

         3. the maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals since that anniversary.

Standard death benefit adjusted partial withdrawals  =   PW  x  DB
                                                                CV

         PW = the partial withdrawal including any applicable  withdrawal charge or MVA.
         DB = the  death  benefit  on the  date of (but  prior  to) the partial  withdrawal.
         CV = contract value on the date of (but prior to) the partial withdrawal.

Maximum anniversary value (MAV): This is the greatest of your contract value on any contract anniversary plus subsequent purchase payments minus adjusted partial withdrawals. We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of your current contract value or total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.

Example:

o    You purchase the contract with a payment of $20,000 on Jan. 1, 2001.

o On Jan. 1, 2002 (the first contract anniversary) the contract value grows to $24,000.

o On March 1, 2002 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the standard death benefit on March 1, 2002 as follows:

 Purchase payments minus adjusted partial withdrawals:

      Total purchase payments                                         $20,000.00

      minus the standard death benefit adjusted partial withdrawals,
      calculated as:  $1,500  x  $20,000     =                         -1,363.64
                          $22,000

      for a death benefit of:                                         $18,636.36

 Contract value at death:                                             $20,500.00

 The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:

     Greatest of your contract anniversary contract values            $24,000.00

     plus purchase payments made since that anniversary                    +0.00

      minus the standard death benefit adjusted partial withdrawals,
      calculated as:  $1,500  x  $24,000     =                         -1,636.36
                          $22,000

      for a death benefit of:                                         $22,363.64

The standard death benefit, calculated as the greatest of these three
 values is the MAV:                                                   $22,363.64

If you die before your retirement date: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after or death claim requirements are fulfilled.

Nonqualified annuities: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Guaranteed Minimum Income Benefit Rider (described in the "Optional Benefits" section of the prospectus), if selected, will terminate.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than Dec. 31 of the year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

Qualified annuities: The IRS has issued proposed regulations which will affect distributions from your qualified annuity. These are proposed regulations that may take effect Jan. 1, 2002. The information below is an explanation based on existing law. Contract your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Guaranteed Minimum Income Benefit Rider (described below), if selected, will terminate.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than Dec. 31 of the year following the year of your death; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

Optional Benefits

Benefit ProtectorSM Death Benefit Rider (Benefit Protector)
The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funereal expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. Be sure to discuss with your sales representative whether or not the Benefit Protector is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under a nonqualified annuity contract. You may not select this rider if you select the Enhanced Death Benefit Rider described below. We reserve the right to discontinue offering the Benefit Protector for new contracts.

In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o        the standard death benefit (see "Benefits in Case of Death),

PLUS

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

Earnings at death: an amount equal to the standard death benefit minus purchase payments not previously withdrawn that are one or more years old. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

Terminating the Benefit Protector:

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

If your spouse is sole beneficiary and your spouse elects to continue the contract, we will substitute the new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse has the option of discontinuing the Benefit Protector within 30 days of the date of death.

For an example of how we calculate the death benefit under the Benefit Protector, please see the example in the Benefit ProtectorSM Plus Death Benefit Rider below.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

Benefit ProtectorSM Plus Death Benefit Rider (Benefit Protector Plus)
The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funereal expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit during the during the first two contract years. Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to you contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under nonqualified annuities purchased through a transfer or exchange. You may not select this rider if you select the Enhanced Death Benefit Rider described below. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

The Benefit Protector Plus provides that if you or the annuitant die after the second contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o        the benefits payable under the Benefit Protector described above,

PLUS

o a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                                             Percentage if you and the        Percentage if you or the annuitant
                                         annuitant are under age 70 on the       are 70 or older on the rider
            Contract Year                      rider effective date                     effective date
             One and Two                                0%                                    0%
            Three and Four                              10%                                 3.75%
             Five or more                               20%                                  7.5%

Terminating the Benefit Protector Plus:

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

Example of the Benefit Protector and Benefit Protector Plus:

o You purchase the contract with a payment of $100,000 on Jan. 01, 2001 and you and the annuitant are under age 70.

o On July 1, 2001 the contract value grows to $105,000. The death benefit on July 1, 2001 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so neither the Benefit Protector nor the Benefit Protector Plus provides any additional benefit at this time.

o On Jan. 1, 2002 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time. The death benefit on July 1, 2001 equals:

         the standard death benefit (contract value)                                     $110,000

         plus the  Benefit  Protector  benefit  which  equals 40% of earnings at death  (the  standard  death  benefit  minus  payments  not  previously withdrawn that are one or more years old):
         0.40  x  ($110,000  -  $100,000)  =                                               +4,000
                                                                                           ------

         Total death benefit of:                                                         $114,000

o        On Jan. 1, 2003 the contract value falls to $105,000. The death benefit on Jan. 1, 2003 equals:

         the standard death benefit (MAV)                                                $110,000

         plus the Benefit Protector benefit (40% of earnings at death):
         0.40  x  ($110,000  -  $100,000)  =                                               +4,000

         plus the Benefit Protector Plus which in the third contract year equals
         10% of purchase payments made within 60 days of contract
         issue and not previously withdrawn:  0.10  x  $100,000  =                        +10,000
                                                                                          -------

         Total death benefit of:                                                         $124,000

o On Feb. 1, 2003 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 8% withdrawal charge, of $50,000. We will withdraw $15,750 from your contract value free of charge
     (15% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 8% withdrawal charge because your payment is two years old, so we will withdraw $34,250 ($31,510 plus $2,740 in withdrawal charges) from your contract value. Altogether, we will withdraw
     $50,000 and pay you $47,260. We calculate purchase payments not previously withdrawn as $100,000 -$45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2003 equals:

         standard death benefit (MAV adjusted for partial withdrawals)                    $57,619

         plus the Benefit Protector benefit (40% of earnings at death):
         0.40  x  ($57,619  -  $55,000)  =                                                 +1,048

         plus the Benefit Protector Plus which in the third contract year equals
         10% of purchase payments made within 60 days of contract
         issue and not previously withdrawn:  0.10  x  $55,000=                            +5,500
                                                                                           ------

         Total death benefit of:                                                          $64,167


o On Jan. 1, 2004 the contract value falls $40,000. The death benefit on Jan. 1, 2004 equals the death benefit paid on Feb. 1, 2003. The reduction in contract value has no effect.

o On Jan. 1, 2010 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2010 equals:

         standard death benefit (contract value)                                         $200,000

         plus the Benefit Protector (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
         withdrawn that are one or more years old                                         +55,000

         plus the Benefit  Protector  Plus which after the fourth  contract year equals 20% of purchase payments made within 60 days of
         contract issue and not previously withdrawn:  0.20  x  $55,000  =                +11,000
                                                                                          -------

         Total death benefit of:                                                         $266,000

o On July 1, 2010 the contract value grows to $250,000 and you make an additional purchase payment of $50,000. The new purchase payment is less than one year old and so it has no effect on either the Benefit Protector or Benefit Protector Plus values. The death benefit on July 1, 2010 equals:


         standard death benefit (contract value)                                         $250,000

         plus the Benefit Protector (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
         withdrawn that are one or more years old                                         +55,000

         plus the Benefit  Protector  Plus which after the fourth  contract year equals 20% of purchase payments made within 60 days of
         contract issue and not previously withdrawn:  0.20  x  $55,000  =                +11,000
                                                                                          -------

         Total death benefit of:                                                         $316,000

o On July 1, 2011 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector changes but value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2011 equals:


         standard death benefit (contract value)                                         $250,000

         plus the  Benefit  Protector  benefit  which  equals 40% of earnings at death  (the  standard  death  benefit  minus  payments  not  previously withdrawn that are one or more years old):
         0.40  x  ($250,000  -  $105,000)  =                                              +58,000

         plus the Benefit  Protector  Plus which after the fourth  contract year equals 20% of purchase payments made within 60 days of
         contract issue and not previously withdrawn:  0.20  x  $55,000  =                +11,000
                                                                                          -------

         Total death benefit of:                                                         $319,000

If your spouse is sole beneficiary and your spouse elects to continue the contract, we will terminate the Benefit Protector Plus and substitute the standard death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

Enhanced Death Benefit Rider (EDB)
The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 or older because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the EDB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to you contract. You may not add the EDB if you add either the Benefit Protector or the Benefit Protector Plus to your contract.

The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o        the standard death benefit (see "Benefits in Case of Death"); or

o        the 5% rising floor.

5% rising floor: This is the sum of the value of your fixed accounts plus the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

o the initial purchase payments allocated to the subaccounts increased by 5%, o plus any subsequent amounts allocated to the subaccounts, and o minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

5% rising floor adjusted transfers or partial withdrawals      =     PWT x VAF
                                                                     ---------
                                                                          SV

         PWT = the amount  transferred  from the subaccounts or the amount
               of  the  partial   withdrawal   (including   any   applicable
               withdrawal charge) from the subaccounts.
         VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal. SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

Example:

o You purchase the contract with a payment of $20,000 on Jan. 1, 2001 with $5,000 allocated to the one-year fixed account and $15,000 allocated to the subaccounts.

o On Jan. 1, 2002 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $12,000. Total contract value is $17, 200.

o On March 1, 2002, the one-year fixed account value is $5,300 and the subaccount value is $14,000. Total contract value is $19,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $17,800.

The death benefit on March 1, 2002 is calculated as follows:

The standard death benefit (which in this case is the MAV)

     Greatest of your contract anniversary contract values                                   $20,000.00

     plus purchase payments made since that anniversary                                           +0.00

     Minus the standard death benefit adjusted partial withdrawal
     Taken since that anniversary, calculated as:    $1,500  x  $20,000   =
                                                              $19,300                         -1,554.40

     Standard death benefit, which is the MAV:                                               $18,445.60
                                                                                             ==========

The 5% rising floor:

     The variable account floor on Jan. 1, 2002,
     Calculated as:        1.05   x   15,000   =                                             $15,750.00

     Plus amounts allocated to the subaccounts since that anniversary:                            +0.00

     Minus the 5% rising floor adjusted partial withdrawal from the
     Subaccounts, calculated as:    1,500   x   15,750  =
                                        14,000                                               -$1,687.50
                                                                                             ----------

     Variable account floor benefit                                                          $14,062.50

     Plus the one-year fixed account value                                                    +5,300.00

     5% rising floor (value of the fixed accounts plus the variable account floor)           $19,362.50
                                                                                             ==========

EDB, calculated as the greater of the standard death
Benefit or the 5% rising floor:                                                              $19,362.50

Guaranteed Minimum Income Benefit Rider (GMIB)
The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 70 and age 75 at contract issue, you should consider whether the GMIB is appropriate for your situation because:

o    you must hold the GMIB for 10 years*,

o    the GMIB terminates after the annuitant's 86th birthday,

o    you  can  only   exercise   the  GMIB  within  30  days  after  a  contract
     anniversary*, and

o the MAV and the 5% rising floor values we use in the benefit base to calculate annuity payouts under the GMIB are limited after age 81.

Be sure to discuss whether or not the GMIB is appropriate for your situation with your sales representative.

*Unless the annuitant qualifies for a contingent event (see "Charges - Contingent events").

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this benefit to your contract for an additional annual charge which we describe below. You must elect the GMIB along with the EDB at the time you purchase your contract and your rider effective date will be the the contract issue date.

In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, transfers and withdrawals in the GMIB calculations.

Investment selection under the GMIB: You may allocate your purchase payments or transfers to any of the subaccounts or the fixed accounts. However, we reserve the right to limit the amount you allocate to subaccounts investing in the Wells Fargo Money Market Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.

Exercising the GMIB:

o you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a ten-year waiting period from the rider effective date. However, there is an exception if at any time the annuitant experiences a "contingent event" (disability, terminal illness or confinement to a nursing home or hospital, see "Charges- Contingent events" for more details.)

o    the annuitant on the retirement date must be between 50 and 86 years old.

o you can only take an annuity payout under one of the following annuity payout plans: - Plan A -- Life Annuity - no refund - Plan B -- Life Annuity with ten years certain - Plan D -- Joint and last survivor life annuity - no refund

o    you may change the annuitant for the payouts.

If you exercise the GMIB under a contingent event, you can take up to 50% of the benefit base in cash. You can use the balance of the benefit base (described below) for annuity payouts calculated using the guaranteed annuity purchase rates under any one of the payout plans listed above as long as the annuitant is between 50 and 86 years old on the retirement date.

The GMIB guarantees a minimum amount of fixed annuity lifetime income or a minimum first year variable annuity payout. We calculate fixed annuity payouts and first year variable annuity payouts using the guaranteed annuity purchase rates stated in Table B of the contract. After the first year, lifetime income variable annuity payouts will depend on the investment performance of the subaccounts you select. The payouts will be higher if your investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that are more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

GMIB benefit base: If the GMIB is effective at contract issue, the benefit base equals the EDB, which is the greatest of:

1.       total purchase payments minus adjusted partial withdrawals;

2.       contract value;

3. the MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals since that anniversary; or

4.       the 5% rising floor.

Keep in mind that the MAV and the 5%rising  floor  values are limited  after age
81.

We reserve the right to exclude from the GMIB benefit base any purchase payments you make in the five years before you exercise the GMIB. If we exercise this right, we:

o subtract each payment adjusted for market value from the contract value and the MAV.

o subtract each payment from the 5% rising floor. We adjust the payments made to the fixed account for market value. We increase payments allocated to the subaccounts by 5% for the number of full contract years they have been in the contract before we subtract them from the 5% rising floor.

For each payment, we calculate the market value adjustment to the contract value, MAV, and the fixed account value of the 5% rising floor as:

                                            PMT x CV
                                                ECV

       PMT = each  purchase  payment  made in the five years before you exercise the GMIB.
        CV = current  contract value at the time you exercise the GMIB.
       ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments and partial withdrawals occur at the beginning of a contract year.

For each payment, we calculate the 5% increase of payments allocated to the subaccounts as:

                                            PMT x (1.05)CY

CY= the full number of contract years the payment has been in the contract.

Terminating the GMIB:

         o You may terminate the rider within 30 days after the first and fifth contract anniversary after the GMIB rider effective date.

         o You may terminate the rider any time after the tenth contract anniversary after the GMIB rider effective date.

         o    The rider will terminate on the date you:
                  - make a full withdrawal from the contract;
                  - a death benefit is payable; or
                  - you choose to begin taking annuity payouts under the regular contract provisions.

         o The rider will terminate on the contract anniversary after the annuitant's 86th birthday.

Example:

o You purchase the contract with a payment of $100,000 on Jan. 1, 2001 and you allocate all your purchase payments to the subaccounts.

o    There are no additional purchase payments and no partial withdrawals.

o Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

-------------------- ------------------ ------------------ ----------------- ------------------
Contract                                                                     GMIB benefit base
Anniversary          Contract Value     MAV                5% rising floor
-------------------- ------------------ ------------------ ----------------- ------------------
1                    $107,000           $107,000           $105,000
2                    $125,000           $125,000           $110,250
3                    $132,000           $132,000           $115,763
4                    $150,000           $150,000           $121,551
5                    $ 85,000           $150,000           $127,628
6                    $120,000           $150,000           $134,010
7                    $138,000           $150,000           $140,710
8                    $152,000           $152,000           $147,746
9                    $139,000           $152,000           $155,133
10                   $126,000           $152,000           $162,889          $162,889
11                   $138,000           $152,000           $171,034          $171,034
12                   $147,000           $152,000           $179,586          $179,586
13                   $163,000           $163,000           $188,565          $188,565
14                   $159,000           $163,000           $197,993          $197,993
15                   $212,000           $212,000           $207,893          $212,000
-------------------- ------------------ ------------------ ----------------- ------------------

NOTE: The MAV and 5% rising floor values are limited after age 81. Additionally, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                        Minimum Guaranteed Annual Income

     Contract                                             Plan A --      Plan B --         Plan D --
  Anniversary At                                          Life Annuity   Life Annuity      Joint and last
     Exercise                 GMIB Benefit Base           - no refund    with ten years    survivor life
                                                                         certain           annuity - no refund
        10                     $162,889 (5% rising floor)     $848.65         $825.85            $675.99
        15                     $212,000 (MAV)               $1,263.52       $1,204.16            $977.32

The payouts above are shown at guaranteed annuity rates stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract.
The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

     Contract                                             Plan A --      Plan B --         Plan D --
  Anniversary At                                          Life Annuity   Life Annuity      Joint and last
     Exercise                  Contract Value             - no refund    with ten years    survivor life
                                                                         certain           annuity - no refund
        10                        $126,000                    $656.46       $638.82           $522.90
        15                        $212,000                  $1,263.52     $1,204.16           $977.32

At the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. The payouts will be higher if investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

The GMIB fee: This fee currently costs 0.30% of the GMIB benefit base annually and it is taken in a lump sum from the contract value on each contract anniversary. If the contract is terminated or if annuity payouts begin, we will deduct the fee at that time adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%. We calculate the fee as follows:

                                    BB + AT - FAV

         BB = the GMIB benefit base.
         AT = adjusted transfers from the subaccounts to the fixed accounts made in the six months before the contract anniversary calculated as:

                                                    PT x VAF
                                                         SV

                PT  =  the amount  transferred  from the subaccounts to the fixed accounts within six months of the contract anniversary
                VAF = variable account floor on the date of (but prior to) the transfer
                SV  =  value of the subaccounts on the date of (but prior
                       to) the transfer

                FAV =  the value of your fixed accounts.

The result of AT - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts.

Example:

o You purchase the contract with a payment of $100,000 on Jan. 1, 2001 and allocate all of your payment to the subaccounts.

o    You make no transfers or partial withdrawals.

    Contract      Contract        GMIB fee                                                     GMIB fee charged
  anniversary       value         percentage         Value on which we base the GMIB fee             to you
       1          $80,000            0.30%           5% rising floor = $100,000 x 1.05                $315
       2          $150,000           0.30%           Contract value = $150,000.                       $450
       3          $102,000           0.30%           MAV = $150,000.                                  $450

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The Guarantee Period Accounts are not available during this payout period.


Amounts of fixed and variable payouts depend on:

o    the annuity payout plan you select;

o    the annuitant's age and, in most cases, sex;

o    the annuity table in the contract; and

o    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract - Transfer policies."

Annuity table
The annuity table in your contract shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

Substitution of 3.5% table
If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% table in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% table results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Annuity payout plans
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A -- Life annuity - no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

o Plan B -- Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C -- Life annuity - installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D -- Joint and last survivor life annuity - no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E -- Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. If the original contract had a five-year withdrawal charge schedule, the discount rate we use in the calculation will vary between 5.27% and 6.77% depending on the applicable assumed investment rate. If the original contract had a seven-year withdrawal charge schedule, the discount rate we use in the calculation will vary between 5.02% and 6.52% depending on the applicable assumed investment rate. (See "Charges-Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

Annuity Payout Plan Requirements for Qualified Annuities: If you purchased a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes you payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal of substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and a designated beneficiary; or

o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin
If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Generally, under current law, your contract has a tax deferral feature. This means any increase in the value of the fixed accounts and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


Qualified annuities: When you use your contract to fund a retirement plan that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs) and after your death. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.


Withdrawals: If you withdraw part or all of your contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you make withdrawals from your contract before your plan specifies that you can receive payouts.

Death benefits to beneficiaries under nonqualified annuities: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

Death benefits to beneficiaries under qualified annuities: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

Special considerations if you select either the Benefit Protector or the Benefit Protector Plus Death Benefit Riders: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to this rider on the death of you or annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

Penalties: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o    because of your death;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).


For a qualified annuity, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2.


Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification
We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o    the reserve held in each subaccount for your contract; divided by

o    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o    laws or regulations change;

o    the existing funds become unavailable; or

o    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o    add new subaccounts;

o    combine any two or more subaccounts;


o    make additional subaccounts investing in additional funds;


o    transfer assets to and from the subaccounts or the variable account; and

o    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

About the Service Providers


Principal underwriter
American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.


The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

Issuer
American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays commissions for sales of the contracts of up to 7% of purchase payments to insurance agencies or broker-dealers that are also insurance agencies. Sometimes we pay the commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which, when totaled, could exceed 7% of purchase payments). In addition, we may pay certain sellers additional compensation for selling and distribution activities under certain circumstances. From time to time, we will pay or permit other promotional incentives, in cash or credit or other compensation.

Legal proceedings
[to be added upon amendment]

Additional Information About American Enterprise Life

Selected financial data
The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


Years ended Dec. 31, (thousands)
                                     2000            1999              1998               1997               1996
Net investment income                               $322,746         $340,219           $332,268            $271,719
Net loss on investments                                6,565           (4,788)              (509)             (5,258)
Other                                                  8,338            7,662              6,329               5,753
Total revenues                                      $337,649         $343,093           $338,088            $272,214
Income before income taxes                           $50,662          $36,421            $44,958             $35,735
Net income                                           $33,987          $22,026            $28,313             $22,823
Total assets                                      $4,603,343       $4,885,621         $4,973,413          $4,425,837

[to be updated upon amendment]

Management's discussion and analysis of financial condition and results of operations

2000 Compared to 1999:
[to be added upon amendment]

1999 Compared to 1998:
[to be added upon amendment]

Risk Management
[to be added upon amendment]

Liquidity and Capital Resources
[to be added upon amendment]

Reserves
In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.


Investments
Our total investments of [_____] at Dec. 31, 2000, [__]% was invested in mortgage-backed securities, [__]% in corporate and other bonds, [__]% in primary mortgage loans on real estate and the remaining [__]% in other investments.


[to be updated upon amendment]


Competition
We are engaged in a business that is highly competitive due to the large number of stock and mutual life insurance companies and other entities marketing insurance products. There are over [____] stock, mutual and other types of insurers in the life insurance business. Best's Insurance Reports, Life-Health edition 1998, assigned us one of its highest classifications, A+ (Superior). [Update]

[to be updated upon amendment]

Employees
As of Dec. 31, 2000, we had no employees.


Properties
We occupy office space in Minneapolis, MN, which is rented by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.

State Regulation
American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. Such regulation does not, however, involve any supervision of the account's management or the company's investment practices or policies. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. A full examination of American Enterprise Life's operations is conducted periodically by the National Association of Insurance Commissioners. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.


Directors and Executive Officers*  [to be updated upon amendment]


The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:


Directors
Richard W. Kling
Born 1940


Director and chairman of the board since March 1989.

Paul S. Mannweiler**
Born in 1949

Director since 1986; Partner at Locke Reynolds Boyd & Weisell since 1980.

Paula R. Meyer
Born in 1954

Director and executive vice president - assured assets since 1998; vice president, AEFC since 1998; Piper Capital Management (PCM) President from Oct. 1997 to May 1998; PCM Director of Marketing from June 1995 to Oct. 1997; PCM Director of Retail Marketing from Dec. 1993 to June 1995.

Teresa J. Rasmussen
Born in 1956

Director since ____; vice president, general counsel and secretary since ____; vice president and managing counsel, AEFC, since August 2000; senior counsel, vice president and group counsel, AEFC, from October 1995 to August 2000.

Stephen W. Roszell
Born in ____

Director since ___; president and chief executive officer since ___; director, AEFC since ___; and senior vice president - Institutional Investments, AEFC since __.

Officers other than directors

Lorraine R. Hart
Born in 1951

Vice president - Investments since ___; vice president - Insurance Investments, AEFC since 1998; and vice president - Investments, American Express Certificate Company since 1994.

Jeffrey S. Horton
Born 1961

Vice president and treasurer since Dec. 1997; vice president and corporate treasurer, AEFC, since Dec. 1997; controller, American Express Technologies - Financial Services, AEFC, from July 1997 to Dec. 1997; controller, Risk Management Products, AEFC, from May 1994 to July 1997; director of finance and analysis, Corporate Treasury, AEFC, from June 1990 to May 1994.


Stuart A. Sedlacek
Born in 1957

Executive vice president since ___; senior vice president and chief financial officer, AEFC, since 1998; vice president, AEFC, from September 1988 to 1998.


Philip C. Wentzel
Born in 1961

Vice president and controller since 1998; vice president - Finance, Risk Management Products, AEFC since 1997; and director of financial reporting and analysis from 1992 to 1997.

* The address for all of the directors and principal officers is: 200 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.

**   Mr.Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN 46204


Executive compensation
Our executive officers also may serve one or more affiliated companies. The following table reflects cash compensation paid to the five most highly compensated executive officers as a group for services rendered in the most recent year to us and our affiliates. The table also shows the total cash compensation paid to all our executive officers, as a group, who were executive officers at any time during the most recent year.

Name of individual or
Number in group                    Position held             Cash compensation

Five most highly compensated executive $[________] officers as a group:







All executive officers as a group (___)                         $[________]

[to be updated upon amendment]

Security ownership of management
Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

Experts


Ernst & Young LLP, independent auditors, have audited the financial statements of American Enterprise Life Insurance Company at Dec. 31, 2000 and 1999, and for each of the three years in the period ended Dec. 31, 2000, and the individual and combined statement of the segregated asset subaccounts of American Enterprise Variable Annuity Account (comprised of subaccounts [to be updated upon amendment]) as of Dec. 31, 2000 and for the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's report, given on their authority as experts in accounting and auditing.

[AMERICAN ENTERPRISE LIFE FINANCIAL INFORMATION TO BE ADDED UPON AMENDMENT]


Table of Contents of the Statement of Additional Information

Performance Information.......................................
Calculating Annuity Payouts...................................
Rating Agencies...............................................
Principal Underwriter.........................................
Independent Auditors..........................................
Financial Statements..........................................

Wells Fargo AdvantageSM Builder Variable Annuity


Prospectus


May 1, 2001


For contracts purchased in the state of Oregon the name of the product is changed to: Advantage Builder Variable Annuity.

Individual  or  group  flexible  premium  deferred  combination   fixed/variable
annuity.

American Enterprise Variable Annuity Account

Issued by: American Enterprise Life Insurance Company (American Enterprise Life)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: 800-333-3437

This prospectus contains information that you should know before investing. You also will receive the prospectuses for:


o        American Express(R)Variable Portfolio Funds                      o        Goldman Sachs Variable Insurance Trust (VIT)
o        AIM Variable Insurance Funds                                     o        MFS(R)Variable Insurance Trust SM
o        The Dreyfus Socially Responsible Growth Fund, Inc.               o        Putnam Variable Trust - Class IB Shares
o        Fidelity Variable Insurance Products Service Class 2             o        Wells Fargo Variable Trust Funds
o        Franklin(R)Templeton(R)Variable Insurance Products Trust
         (FTVIPT) - Class 2


Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances. Expense charges from contracts with purchase payment credits may be higher than charges for contracts without such credits. The amount of the credit may be more than offset by additional fees and charges associated with the credit.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


Table of Contents


Key Terms.....................................................................
The Contract in Brief.........................................................
Expense Summary...............................................................
Condensed Financial Information (Unaudited)...................................
Financial Statements..........................................................
Performance Information.......................................................
The Variable Account and the Funds............................................
The Fixed Accounts............................................................
Buying Your Contract..........................................................
Charges.......................................................................
Valuing Your Investment.......................................................
Making the Most of Your Contract..............................................
Withdrawals...................................................................
Changing Ownership............................................................
Benefits in Case of Death.....................................................
Optional Benefits.............................................................
The Annuity Payout Period.....................................................
Taxes.........................................................................
Voting Rights.................................................................
Substitution of Investments...................................................
About the Service Providers...................................................
Additional Information About American Enterprise Life.........................
Directors and Executive Officers..............................................
Experts.......................................................................
American Enterprise Life Insurance Company Financial Information..............
Table of Contents of the Statement of Additional Information..................

Key Terms

These terms can help you understand details about your contract.

Accumulation unit - A measure of the value of each subaccount before annuity payouts begin.

Annuitant - The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts - An amount paid at regular intervals under one of several plans.

Assumed investment rate - The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary - The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

Close of business - When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract - a deferred annuity contract, or a certificate showing your interest under a group annuity contract, that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value - The total value of your contract before we deduct any applicable charges.

Contract year - A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed accounts - The one-year fixed account is an account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically. Guarantee Period Accounts are fixed accounts to which you may also allocate purchase payments. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from these accounts prior to the end of the term specified will receive a Market Value Adjustment, which may result in a gain or loss of principal.

Funds - Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Guarantee Period - The number of years that a guaranteed interest rate is credited.

Market Value Adjustment (MVA) - A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

Owner (you, your) - The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Purchase payment credits - An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

Qualified annuity - A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

o    Roth IRAs under Section 408A of the Code

o    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Retirement date - The date when annuity payouts are scheduled to begin.


Rider effective date: - The date you add a rider to your contract.


Valuation date - Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account - Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

Withdrawal value - The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

The Contract in Brief


Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax-deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract - Purchase payment credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts:Currently, you may allocate your purchase payments among any or all of:

o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. __)

o the fixed accounts, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. (p. __)


Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy only a nonqualified annuity (by rollover only) or a qualified annuity from your Wells Fargo sales representative without prior approval. Contracts issued through American Express Financial Advisors Inc. (AEFA) are only available with an eight-year withdrawal charge schedule. You may buy a qualified annuity or a nonqualified annuity through your AEFA sales representative. You can buy another contract with the same underlying funds but with different mortality and expense risk fees and withdrawal charges. For information on this contract, please call us at the telephone number listed on the first page of this prospectus or ask your sales representative. After your initial purchase payment, you have the option of making additional purchase payments in the future.(p. __ )

o    Minimum purchase payments:
     for Systematic Investment Plans (SIPs)               for all other payment plans
     --------------------------------------               ---------------------------
       $100,000 initial payment for contracts issued          $100,000 initial payment for contracts issued through AEFA.
                through AEFA.                                 $  5,000 initial payment for all other contracts issued in
       $50 initial payment for all other contracts.                    South Carolina, Texas and Washington.
       $50 additional payments.                               $  2,000 initial payment for all other contracts issued in all other states.


o    Maximum total purchase payments (without prior approval) - $1,000,000.

o Purchase payments are limited and may not be made after the first contract anniversary for contracts issued in Oregon.


Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the Guarantee Period Accounts before the end of the Guarantee Period will be subject to a MVA. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. )


Withdrawals: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. )

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity.
(p. )

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. )

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the qualified plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The Guarantee Period Accounts are not available during the payout period. (p. )

Taxes: Generally, your contract grows tax-deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. )

Charges: We assess certain charges in connection with your contract:

o    $30 annual contract administrative charge;


o a 0.15% variable account administrative charge (if you allocate money to one or more subaccounts);

o a 1.35% mortality and expense risk fee (if you allocate money to one or more subaccounts) with a six-year withdrawal charge schedule1;

o a 1.10% mortality and expense risk fee (if you allocate money to one or more subaccounts) with an eight-year withdrawal charge schedule;

o    if you select the Benefit  ProtectorSM  Death Benefit Rider2, an annual fee
     of  0.25%  of  the  contract   value  charged   annually  at  the  contract
     anniversary.

o if you select the Benefit ProtectorSM Plus Death Benefit Rider3, an annual fee of 0.40% of the contract value charged annually at the contract anniversary.

o if you select the Enhanced Death Benefit Rider4, an additional 0.20% mortality and expense risk fee (if you allocate money to one or more subaccounts);

o if you select the Guaranteed Minimum Income Benefit Rider5, an annual fee (currently 0.30%) based on the Guaranteed Minimum Income Benefit Rider benefit base;

o    withdrawal charge;

o any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal); and

o    the operating expenses of the funds in which the subaccounts invest.

1 The six-year withdrawal charge schedule is not available under contracts issued in Oregon and contracts issued through AEFA.

2 You may select either the Benefit Protector Death Benefit Rider or the Enhanced Death Benefit Rider, but not both. Riders may not be available in all states. The Benefit Protector Death Benefit Rider is only available if you and the annuitant are 75 or younger at contract issue.

3 You may select either the Benefit Protector Plus Death Benefit Rider or the Enhanced Death Benefit Rider, but not both. Riders may not be available in all states. The Benefit Protector Plus Death Benefit Rider is only available if you and the annuitant are 75 or younger at contract issue.

4 You may not add the Enhanced Death Benefit Rider if you add either the Benefit Protector or the Benefit Protector Plus Death Benefit Riders. Riders may not be available in all states. The Enhanced Death Benefit Rider is only available if both you and the annuitant are 79 or younger at contract issue.

5 This rider is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the Enhanced Death Benefit Rider. Riders may not be available in all states.

Expense Summary

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

Contract owner expenses

Withdrawal charge (contingent deferred sales charge as a percentage of purchase payment withdrawn) You select either a six-year or eight-year withdrawal charge schedule1 at the time of application.

              Six-year schedule                                    Eight-year schedule1
Years from purchase        Withdrawal charge         Years from purchase          withdrawal charge
  payment receipt               Percentage              payment receipt              percentage
        1                           8%                         1                          8%
        2                           8                          2                          8
        3                           8                          3                          8
        4                           6                          4                          8
        5                           4                          5                          8
        6                           2                          6                          6
    Thereafter                      0                          7                          4
                                                               8                          2
                                                           Thereafter                     0


1 Contracts issued through AEFA are only available with an eight-year withdrawal charge schedule.

Withdrawal charge under Annuity Payout Plan E -- Payouts for a specified period:
The withdrawal charge under the six-year withdrawal charge schedule equals the present value of the remaining payouts using the assumed investment rate and minus the present value of the remaining payouts using the assumed investment rate plus 1.82%. The withdrawal charge under the eight-year withdrawal charge schedule equals the present value of the remaining payouts using the assumed investment rate and minus the present value of the remaining payouts using the assumed investment rate plus 1.57%. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.

Annual contract administrative charge   $30 (2)

2 We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

Benefit  ProtectorSM  Death  Benefit  Rider3  (Benefit  Protector)  fee:
as a percentage of the contract value charged  annually
at the contract  anniversary. This is an optional expense.                0.25%

Benefit ProtectorSM Plus Death Benefit Rider4 (Benefit Protector Plus) fee:
as a percentage of the contract value charged  annually
at the contract  anniversary. This is an optional expense                 0.40%

Guaranteed  Minimum  Income  Benefit  Rider5  (GMIB) fee:
as a percentage of the Guaranteed  Minimum  Income Benefit
Base charged  annually.  This is an optional expense.                     0.30%

3 You may select either the Benefit Protector or the Enhanced Death Benefit Rider, but not both. Riders may not be available in all states. The Benefit Protector is only available if you and the annuitant are 75 or younger at contract issue.

4 You may select either the Benefit Protector Plus or the Enhanced Death Benefit Rider, but not both. Riders may not be available in all states. The Benefit Protector Plus is only available if you and the annuitant are 75 or younger at contract issue.

5 This rider is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the Enhanced Death Benefit Rider option. Riders may not be available in all states.

Annual variable account expenses (as a percentage of average subaccount value) You can choose the length of your contract's withdrawal charge schedule1 and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.

                                                 Six-year withdrawal       Eight-year withdrawal
                                                   charge schedule            charge schedule
Variable account administrative charge                  0.15%                      0.15%
Mortality and expense risk fee                          1.35%                      1.10%
Enhanced Death Benefit Rider6 (EDB) fee: as
part of the mortality and expense risk fee.
This is an optional expense.                            0.20%                      0.20%
                                                        -----                      -----
Total annual variable account expenses
without the optional EDB fee                            1.50%                      1.25%
Total annual variable account expenses with
the optional EDB fee                                    1.70%                      1.45%

6 You may not add the EDB if you add either the Benefit Protector or the Benefit Protector Plus. Riders may not be available in all states. The EDB is only available if both you and the annuitant are age 79 or younger at contract issue.

Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

[This information will be updated upon amendment.]

                                                      Management Fees     12b-1       Other
                                                                          Fees       Expenses       Total
AXP(R)Variable Portfolio -
    Blue Chip Advantage Fund                                .56%           .13         .26          .95%1
    Capital Resource Fund                                   .60%           .13         .04          .77%2
    Diversified Equity Income Fund                          .56%           .13         .26          .95%1
    Extra Income Fund                                       .62%           .13         .07          .82%2
    Federal Income Fund                                     .61%           .13         .13          .87%1
    New Dimensions Fund(R)                                  .60%           .13         .05          .78%2
    Small Cap Advantage Fund                                .75%           .13         .31          1.19%(1)
AIM V.I.
    Capital Appreciation Fund
    Value Fund
Dreyfus
    The Dreyfus Socially Responsible
      Growth Fund, Inc.
Fidelity VIP
    Dynamic Capital Appreciation Portfolio
      (Service Class 2)
    High Income Portfolio (Service Class 2)
    Mid Cap Portfolio (Service Class 2)
FTVIPT
    Franklin Income  Securities Fund - Class 2 Franklin Real Estate Fund - Class
    2 Franklin Small Cap Fund - Class 2 Mutual Shares Securities Fund - Class 2
Goldman Sachs VIT
    CORESM U.S. Equity Fund                                 .70%           --          .17             .87%3
    Global Income Fund                                      .90%           --          .25            1.15%3
    Internet Tollkeeper Fund                               1.00%           --          .25            1.25%3
    Mid Cap Value Fund                                      .80%           --          .25            1.05%3
MFS(R)
    Investors Trust Series - Initial Class
    Utilities Series - Initial Class
Putnam Variable Trust
    Putnam VT International Growth Fund -
      Class IB Shares
    Putnam VT Vista Fund - Class IB Shares
Wells Fargo VT
    Asset Allocation Fund                                         .57%        .25           .18       1.00%4
    Corporate Bond Fund                                           .25%        .25           .40        .90%4
    Equity Income Fund                                            .53%        .25           .22       1.00%4
    Equity Value Fund                                             .15%        .25           .60       1.00%4
    Growth Fund                                                   .47%        .25           .28       1.00%4
    International Equity Fund                                     .15%        .25           .60       1.00%4
    Large Company Growth Fund                                     .27%        .25           .48       1.00%4
    Money Market Fund                                             .50%         --           .35        .85%4
    Small Cap Growth Fund                                         .15%        .25           .80       1.20%4
    Specialized Technology Fund                                   .75%        .25           .35       1.35%5

1 The fund's expense figures are based on actual expenses, after fee waivers and expenses reimbursements, for the fiscal year ending Aug. 31, 2000. Without fee waivers and expense reimbursements "Other Expense" and "Total" would be 0.27% and 0.96% for AXP Variable Portfolio - Blue Chip Advantage Fund, 0.80% and 1.49% for AXP Variable Portfolio - Diversified Equity Income Fund, 0.15% and 0.89% for AXP Variable Portfolio - Federal Income Fund, and 0.55% and 1.43% for AXP Variable Portfolio - Small Cap Advantage Fund.

2 The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.

3 Expense ratios are shown after fee waivers and expenses reimbursements by the Investment advisor. Without fee waivers and expense reimbursements "Other Expense" and "Total" would be 2.05% and 2.95% for Goldman Sachs VIT Global Income Fund, 0.99% and 1.99% for Goldman Sachs VIT Internet Tollkeeper Fund and 0.42% and 1.22% for Goldman Sachs VIT Mid Cap Value Fund.

4 Amounts represent expenses as of Dec. 31, 2000. Expenses are shown after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Management Fees", "Other Expenses" and "Total" would have been 0.70%, 0.18% and 1.13% for Wells Fargo VT Asset Allocation Fund, 0.60%, 0.40% and 1.25% for Wells Fargo VT Corporate Bond Fund, 0.70%, 0.22% and 1.17% for Wells Fargo VT Equity Income Fund, 0.70%, 0.62% and 1.57% for Wells Fargo VT Equity Value Fund, 0.70%, 0.28% and 1.23% for Wells Fargo VT Growth Fund, 0.90%, 1.25% and 2.40% for Wells Fargo VT International Equity Fund, 0.70%, 0.48% and 1.43% for Wells Fargo VT Large Company Growth Fund 0.55%, 0.35% and 0.90% for Wells Fargo VT Money Market Fund, and 0.90%, 1.26% and 2.41% for Wells Fargo VT Small Cap Growth Fund.

5 Amounts are based on estimated expenses after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements, "Management Fees", "Other Expense" and "Total" would be 1.05%, 0.59%, and 1.89% for Wells Fargo VT Specialized Technology.

Examples:*

[To be updated upon amendment.]

You would pay the  following  expenses on a $1,000  investment if you selected a six-year withdrawal charge schedule and assuming a 5% annual return and .....

                                                                                     no withdrawal or selection of an
                                             a total withdrawal at the end of        annuity payout plan at the end of
                                                    each time period                         each time period

                                             1 year  3 years   5 years   10 years    1 year  3 years  5 years 10 years

AXP(R) VP - Blue Chip  Advantage  Fund
base contract with no optional riders optional Benefit Protector optional Benefit Protector Plus optional EDB optional GMIB and EDB

AXP(R) VP - Capital Resource Fund
base contract with no optional riders optional Benefit Protector optional Benefit Protector Plus optional EDB optional GMIB and EDB

AXP(R) VP - Diversified Equity Income Fund base contract with no optional riders optional Benefit Protector optional Benefit Protector Plus optional EDB optional GMIB and EDB

AXP(R) VP - Extra Income Fund
base contract with no optional riders optional Benefit Protector optional Benefit Protector Plus optional EDB optional GMIB and EDB

AXP(R) VP - Federal Income Fund
base contract with no optional riders optional Benefit Protector optional Benefit Protector Plus optional EDB optional GMIB and EDB

AXP VP - New Dimensions  Fund(R)
base contract with no optional riders optional Benefit Protector optional Benefit Protector Plus optional EDB optional GMIB and EDB

AXP(R) VP - Small Cap  Advantage  Fund
base contract with no optional riders optional Benefit Protector optional Benefit Protector Plus optional EDB optional GMIB and EDB

AIM V.I. Capital Appreciation Fund
base contract with no optional
riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

AIM V.I. Value Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB


You would pay the  following  expenses on a $1,000  investment if you selected a six-year withdrawal charge schedule and assuming a 5% annual return and .....

                                                                                     no withdrawal or selection of an
                                             a total withdrawal at the end of        annuity payout plan at the end of
                                             each time period                        each time period
                                             1 year   3 years   5 years   10 years   1 year  3 years  5 years 10 years

The Dreyfus Socially Responsible Growth
Fund, Inc.
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Fidelity VIP Dynamic Capital Appreciation
Portfolio (Service Class 2)
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Fidelity VIP High Income Portfolio
(Service Class 2)
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Fidelity VIP Mid Cap Portfolio (Service
 Class 2)
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

FTVIPT Franklin Income Securities Fund -
Class 2
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

FTVIPT Franklin Real Estate Fund - Class 2 base contract with no optional riders optional Benefit Protector optional Benefit Protector Plus optional EDB optional GMIB and EDB

FTVIPT Franklin Small Cap Fund - Class 2 base contract with no optional riders optional Benefit Protector optional Benefit Protector Plus optional EDB optional GMIB and EDB

FTVIPT Mutual Shares Securities Fund -
Class 2
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB


You would pay the  following  expenses on a $1,000  investment if you selected a six-year withdrawal charge schedule and assuming a 5% annual return and .....

                                                                                     no withdrawal or selection of an
                                             a total withdrawal at the end of        annuity payout plan at the end of
                                             each time period                        each time period
                                             1 year  3 years   5 years   10 years    1 year  3 years  5 years 10 years

Goldman Sachs VIT CORESM U.S.
Equity Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Goldman Sachs VIT Global  Income  Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Goldman Sachs VIT InternetTollkeeper Fund base contract with no optional riders optional Benefit Protector optional Benefit Protector Plus optional EDB optional GMIB and EDB

Goldman Sachs VIT Mid Cap Value Fund base contract with no optional riders base contract with no optional riders optional Benefit Protector optional Benefit Protector Plus optional EDB optional GMIB and EDB

MFS(R) Investors Trust Series -Initial Class base contract with no optional riders optional Benefit Protector optional Benefit Protector Plus optional EDB optional GMIB and EDB

MFS(R) Utilities Series - Initial Class
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Putnam VT International Growth Fund- Class
IB Shares
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Putnam VT Vista Fund - Class IB Shares
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Wells Fargo VT Asset  Allocation  Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB


You would pay the  following  expenses on a $1,000  investment if you selected a six-year withdrawal charge schedule and assuming a 5% annual return and .....

                                                                                     no withdrawal or selection of an
                                             a total withdrawal at the end of        annuity payout plan at the end of
                                             each time period                        each time period
                                             1 year 3 years 5 years   10 years       1 year  3 years 5 years  10 years

Wells Fargo VT  Corporate  Bond  Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Wells Fargo VT Equity Income Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Wells Fargo VT Equity Value Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Wells Fargo VT Growth  Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Wells Fargo VT International Equity Fund base contract with no optional riders optional Benefit Protector optional Benefit Protector Plus optional EDB optional GMIB and EDB

Wells Fargo VT Large Company Growth Fund base contract with no optional riders optional Benefit Protector optional Benefit Protector Plus optional EDB optional GMIB and EDB

Wells Fargo VT Money Market Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Wells Fargo VT Small Cap  Growth  Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Wells Fargo VT Specialized Technology Fund base contract with no optional riders optional Benefit Protector optional Benefit Protector Plus optional EDB optional GMIB and EDB


You would pay the  following  expenses on a $1,000  investment if you selected a eight-year withdrawal charge schedule and assuming a 5% annual return and .....

                                                                                     no withdrawal or selection of an
                                             a total withdrawal at the end of        annuity payout plan at the end of
                                              each time period                       each time period
                                             1 year  3 years   5 years   10 years    1 year  3 years  5 years 10 years

AXP(R) VP - Blue Chip  Advantage  Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

AXP(R) VP - Capital Resource Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

AXP(R) VP - Diversified Equity Income
Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

AXP(R) VP - Extra Income Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

AXP(R) VP - Federal Income Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

AXP VP - New Dimensions  Fund(R)
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

AXP(R) VP - Small Cap  Advantage  Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

AIM V.I. Capital Appreciation Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

AIM V.I. Value Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB


You would pay the  following  expenses on a $1,000  investment if you selected a eight-year withdrawal charge schedule and assuming a 5% annual return and .....

                                                                                     no withdrawal or selection of an
                                             a total withdrawal at the end of        annuity payout plan at the end of
                                             each time period                        each time period
                                             1 year  3 year    5 years   10 years     1 year  3 years  5 years 10 years

The Dreyfus Socially Responsible
Growth Fund, Inc.
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Fidelity VIP Dynamic Capital Appreciation
Portfolio (Service Class 2)
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Fidelity VIP High Income Portfolio
(Service Class 2)
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Fidelity VIP Mid Cap Portfolio (Service
 Class 2)
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

FTVIPT Franklin Income Securities Fund -
 Class 2
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

FTVIPT Franklin Real Estate Fund - Class 2 base contract with no optional riders optional Benefit Protector optional Benefit Protector Plus optional EDB optional GMIB and EDB

FTVIPT Franklin Small Cap Fund - Class 2 base contract with no optional riders optional Benefit Protector optional Benefit Protector Plus optional EDB optional GMIB and EDB

FTVIPT Mutual Shares Securities
Fund - Class 2
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB


You would pay the  following  expenses on a $1,000  investment if you selected a eight-year withdrawal charge schedule and assuming a 5% annual return and .....

                                                                                     no withdrawal or selection of an
                                             a total withdrawal at the end of        annuity payout plan at the end of
                                             each time period                        each time period
                                             1 year  3 years  5 years   10 years     1 year  3 years  5 years 10 years

Goldman Sachs VIT CORESM U.S. Equity Fund base contract with no optional riders optional Benefit Protector optional Benefit Protector Plus optional EDB optional GMIB and EDB

Goldman Sachs VIT Global  Income  Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Goldman Sachs VIT Internet Tollkeeper Fund base contract with no optional riders optional Benefit Protector optional Benefit Protector Plus optional EDB optional GMIB and EDB

Goldman Sachs  VIT Mid Cap Value  Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

MFS(R) Investors Trust Series -
Initial Class
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

MFS(R) Utilities Series - Initial
Class
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Putnam VT International Growth Fund
- Class IB Shares
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Putnam VT Vista Fund - Class IB Shares
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Wells Fargo VT Asset  Allocation  Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB


You would pay the  following  expenses on a $1,000  investment if you selected a eight-year withdrawal charge schedule and assuming a 5% annual return and .....

                                                                                     no withdrawal or selection of an
                                             a total withdrawal at the end of        annuity payout plan at the end of
                                             each time period                        each time period
                                             1 year  3 years   5 years  10 years     1 year  3 years  5 years 10 years

Wells Fargo VT  Corporate  Bond  Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Wells Fargo VT Equity Income Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Wells Fargo VT Equity Value Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Wells Fargo VT Growth  Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Wells Fargo VT International Equity Fund base contract with no optional riders optional Benefit Protector optional Benefit Protector Plus optional EDB optional GMIB and EDB

Wells Fargo VT Large Company Growth Fund base contract with no optional riders optional Benefit Protector optional Benefit Protector Plus optional EDB optional GMIB and EDB

Wells Fargo VT Money Market Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Wells Fargo VT Small Cap  Growth  Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

Wells Fargo VT Specialized
Technology Fund
base contract with no optional riders
optional Benefit Protector
optional Benefit Protector Plus
optional EDB
optional GMIB and EDB

* In this example, the $30 contract administrative charge is approximated as a 0.024% charge based on our estimated average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.

You should not consider these examples as representations of past or future expenses. Actual expenses may be more or less than those shown.

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and do not have any history.


[To be added upon amendment]


Financial Statements

You can find the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include the audited financial statements for some of the subaccounts because they are new and have not had any activity to date. You can find our audited financial statements later in this prospectus.

Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. Currently we do not provide performance information for some of the subaccounts because they are new and have not had any activity to date. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:


o    contract administrative charge,

o    variable account administrative charge,

o    Benefit ProtectorSM Death Benefit Rider fee1,(1)

o    Benefit ProtectorSM Plus Death Benefit Rider fee2,

o    Enhanced Death Benefit Rider3 fee,

o    Guaranteed Minimum Income Benefit Rider4 fee,

o    mortality and expense risk fee, and

o withdrawal charge (assuming a withdrawal at the end of the illustrated period).

1 You may select either the Benefit Protector Death Benefit Rider or the Enhanced Death Benefit Rider, but not both. Riders may not be available in all states. The Benefit Protector Death Benefit Rider is only available if you and the annuitant are 75 or younger at contract issue.

2 You may select either the Benefit Protector Plus Death Benefit Rider or the Enhanced Death Benefit Rider, but not both. Riders may not be available in all states. The Benefit Protector Plus Death Benefit Rider is only available if you and the annuitant are 75 or younger at contract issue.

3 You may not add the Enhanced Death Benefit Rider if you add either the Benefit Protector or the Benefit Protector Plus Death Benefit Riders. Riders may not be available in all states. The Enhanced Death Benefit Rider is only available if both you and the annuitant are 79 or younger at contract issue.

4 This rider is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the Enhanced Death Benefit Rider. Riders may not be available in all states.

We also show optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), the Benefit Protector Death Benefit Rider fee, the Benefit Protector Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee and the Guaranteed Minimum Income Benefit Rider fee. We may show total return quotations by means of schedules, charts or graphs.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

The Variable Account and the Funds

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:


---------------------------------------------------------------------------------------------------------------------------------
  Subaccount    Investing In                Investment Objectives and Policies                     Investment Advisor or Manager
---------------------------------------------------------------------------------------------------------------------------------
    PBCA 1      AXP(R)Variable Portfolio -   Objective: long-term total return exceeding that of    IDS Life Insurance Company
    WBCA 1      Blue Chip Advantage Fund    the U.S. stock market. Invests primarily in common     (IDS Life), investment
    WBCA 3                                  stocks of companies included in the unmanaged S&P 500  manager; American Express
    WBCA 4                                  Index.                                                 Financial Corporation
                                                                                                   (AEFC), investment advisor.
---------------------------------------------------------------------------------------------------------------------------------
    WCAR 1      AXP(R)Variable Portfolio -   Objective: capital appreciation. Invests primarily in  IDS Life, investment
    WCAR 3      Capital Resource Fund       U.S. common stocks and other securities convertible    manager; AEFC, investment
    WCAR 4                                  into common stocks.                                    advisor.
    WCAR 6
---------------------------------------------------------------------------------------------------------------------------------
    PDEI 1 AXP(R) Variable Portfolio - Objective: a high level of current income and, as a IDS Life,  investment WDEI 1 Diversified  Equity Income  secondary goal,  steady growth of capital.  Invests manager;  AEFC,  investment WDEI 3
    Fund primarily in dividend-paying common and preferred advisor.
    WDEI 4                                  stocks.
---------------------------------------------------------------------------------------------------------------------------------
    PEXI 1      AXP(R)Variable Portfolio -   Objective: high current income, with capital growth    IDS Life, investment
    WEXI 1      Extra Income Fund           as a secondary objective. Invests primarily in         manager; AEFC, investment
    WEXI 3                                  high-yielding, high-risk corporate bonds issued by     advisor.
    WEXI 4                                  U.S. and foreign companies and governments.
---------------------------------------------------------------------------------------------------------------------------------
    WFDI 1      AXP(R)Variable Portfolio -   Objective: a high level of current income and safety   IDS Life, investment
    WFDI 3      Federal Income Fund         of principal consistent with an investment in U.S.     manager; AEFC, investment
    WFDI 4                                  government and government agency securities. Invests   advisor.
    WFDI 6                                  primarily in debt obligations issued or guaranteed as
                                            to principal and interest by the U.S. government, its
                                            agencies or instrumentalities.
---------------------------------------------------------------------------------------------------------------------------------
    PNDM 1      AXP(R)Variable Portfolio -   Objective: long-term growth of capital. Invests        IDS Life, investment
    WNDM 1      New Dimensions Fund(R)      primarily in common stocks of U.S. and foreign         manager; AEFC, investment
    WNDM 3                                  companies showing potential for significant growth.    advisor.
    WNDM 4
---------------------------------------------------------------------------------------------------------------------------------
    PSCA 1      AXP(R)Variable Portfolio -   Objective: long-term capital growth. Invests           IDS Life, investment
    WSCA 1      Small Cap Advantage Fund    primarily in equity stocks of small companies that     manager; AEFC, investment
    WSCA 3                                  are often included in the S&P SmallCap 600 Index or    advisor; Kenwood Capital
    WSCA 4                                  the Russell 2000 Index.                                Management LLC,
                                                                                                   sub-investment advisor.
---------------------------------------------------------------------------------------------------------------------------------
    PCAP 1      AIM V.I. Capital            Objective: growth of capital. Invests primarily in     A I M Advisors, Inc.
    WCAP 1      Appreciation Fund           common stocks, with emphasis on medium- and
    WCAP 3                                  small-sized growth companies.
    WCAP 4
---------------------------------------------------------------------------------------------------------------------------------
    PVAL 1      AIM V.I. Value Fund         Objective: long-term growth of capital with income as  A I M Advisors, Inc.
    WVAL 1                                  a secondary objective. Invests primarily in equity
    WVAL 3                                  securities judged to be undervalued relative to the
    WVAL 4                                  investment advisor's appraisal of the current or
                                            projected  earnings of the companies
                                            issuing the securities,  or relative
                                            to current  market  values of assets
                                            owned by the  companies  issuing the
                                            securities,   or   relative  to  the
                                            equity market generally.
---------------------------------------------------------------------------------------------------------------------------------
    WSRG 1      The Dreyfus Socially        Objective: capital growth, with current income as a    The Dreyfus Corporation,
    WSRG 3      Responsible Growth Fund,    secondary objective. Invests primarily in the common   investment advisor; NCM
    WSRG 4      Inc.                        stock of companies that, in the opinion of the fund's  Capital Management Group,
    WSRG 6                                  management, meet traditional investment standards and  Inc., sub-investment advisor.
                                            conduct  their  business in a manner
                                            that  contributes to the enhancement
                                            of the quality of life in America.
---------------------------------------------------------------------------------------------------------------------------------
     WDCY1      Fidelity VIP Dynamic        Objective: capital appreciation. Invests primarily in  Fidelity Management &
     WDCY3      Capital Appreciation        growth or value common stocks of domestic and foreign  Research Company (FMR),
     WDCY4      Portfolio (Service Class 2) issuers.                                               investment manager; FMR
     WDCY6                                                                                         U.K., FMR Far East, Fidelity
                                                                                                   Investments Japan Limited
                                                                                                   (FIJ) and FMR Co. Inc.
                                                                                                   (FMRC), sub-investment
                                                                                                   advisors
---------------------------------------------------------------------------------------------------------------------------------
     UHIP3      Fidelity VIP High Income    Objective: high level of current income while also     FMR, investment manager; FMR
     WHIP1      Portfolio (Service Class 2) considering growth of capital. Invests primarily in    U.K., FMR Far East, FIJ and
     WHIP3                                  foreign and domestic issued income-producing debt      FMRC, sub-investment
     WHIP4                                  securities, preferred stocks and convertible           advisors.
                                            securities, with an emphasis on lower-quality debt
                                            securities. Invests in companies in troubled or
                                            uncertain financial condition.
---------------------------------------------------------------------------------------------------------------------------------
     PMDC1      Fidelity VIP Mid Cap        Objective: long-term growth of capital. Invests        FMR, investment manager; FMR
     SMDC2      Portfolio (Service Class 2) primarily in medium market capitalization common       U.K., FMR Far East, FIJ and
     WMDC1                                  stocks.                                                FMRC, sub-investment
     WMDC4                                                                                         advisors.
---------------------------------------------------------------------------------------------------------------------------------
    WISE 1      FTVIPT Franklin Income      Objective: maximize income while maintaining           Franklin Advisers, Inc.
    WISE 3      Securities Fund - Class 2   prospects for capital appreciation. Invests primarily
    WISE 4                                  in a diversified portfolio of debt and equity
    WISE 6                                  securities, including high yield, lower-rated "junk
                                            bonds."
---------------------------------------------------------------------------------------------------------------------------------
    WRES 1      FTVIPT Franklin Real        Objective: capital appreciation with a secondary goal  Franklin Advisers, Inc.
    WRES 3      Estate Fund - Class 2       to earn current income. Invests primarily in
    WRES 4                                  securities of companies operating in the real estate
    WRES 6                                  industry, primarily equity real estate investment
                                            trusts (REITS).
---------------------------------------------------------------------------------------------------------------------------------
    PSMC 1      FTVIPT Franklin Small Cap   Objective: long-term capital growth. Invests           Franklin Advisers, Inc.
    WSMC 1      Fund - Class 2              primarily in equity securities of U.S. small
    WSMC 3                                  capitalization (small cap) companies with market cap
    WSMC 4                                  values of less than $1.5 billion or similar in size
                                            to those in the Russell 2000(R)Index, which ever is
                                            greater at the time of purchase.
---------------------------------------------------------------------------------------------------------------------------------
    WMSS 1      FTVIPT Mutual Shares        Objective: capital appreciation with income as a       Franklin Mutual Advisers, LLC
    WMSS 3      Securities Fund - Class 2   secondary goal. Invests primarily in equity
    WMSS 4                                  securities of companies that the manager believes are
    WMSS 6                                  available at market prices less than their actual
                                            value based on certain recognized or objective
                                            criteria (intrinsic value).
---------------------------------------------------------------------------------------------------------------------------------
    WUSE 1      Goldman Sachs VIT           Objective: long-term growth of capital and dividend    Goldman Sachs Asset
    WUSE 3      CORE SM U.S. Equity Fund    income. Invests primarily in a broadly diversified     Management
    WUSE 4                                  portfolio of large-cap and blue chip equity
    WUSE 6                                  securities representing all major sectors of the U.S.
                                            economy.
---------------------------------------------------------------------------------------------------------------------------------
    WGLI 1      Goldman Sachs VIT Global    Objective: high total return, emphasizing current      Goldman Sachs Asset
    WGLI 3      Income Fund                 income, and, to a lesser extent, providing             Management International
    WGLI 4                                  opportunities for capital appreciation. Invests
    WGLI 6                                  primarily in a portfolio of high quality fixed-income
                                            securities of U.S. and foreign issuers and enters
                                            into transactions in foreign currencies.
---------------------------------------------------------------------------------------------------------------------------------
    WMCV 1      Goldman Sachs VIT Mid Cap   Objective: long-term capital appreciation. Invests     Goldman Sachs Asset
    WMCV 3      Value Fund                  primarily in mid-capitalization companies within the   Management
    WMCV 4                                  range of the market capitalization of companies
    WMCV 6                                  constituting the Russell Midcap Value index at the
                                            time of investment.
---------------------------------------------------------------------------------------------------------------------------------
     SITO2      Goldman Sachs VIT Internet  Objective: long-term growth of capital. Invests        Goldman Sachs Asset
    WITO 1      Tollkeeper Fund             primarily in equity securities of companies the        Management
    WITO 4                                  Investment Advisor believes will benefit from the
    WITO 6                                  growth of the Internet by providing access,
                                            infrastructure, content and services to Internet
                                            companies and customers.
---------------------------------------------------------------------------------------------------------------------------------
    PGIS 1      MFS(R)Investors Trust        Objective: long-term growth of capital with a          MFS Investment Management(R)
    WGIS 1      Series - Initial Class      secondary objective to seek reasonable current
    WGIS 3                                  income. Invests primarily in common stocks and
    WGIS 4                                  related securities, such as preferred stocks,
                                            convertible securities and depositary receipts for
                                            those securities.
---------------------------------------------------------------------------------------------------------------------------------
    PUTS 1      MFS(R)Utilities Series -     Objective: capital growth and current income. Invests  MFS Investment Management(R)
    WUTS 1      Initial Class               primarily in equity and debt securities of domestic
    WUTS 3                                  and foreign companies in the utilities industry.
    WUTS 4
---------------------------------------------------------------------------------------------------------------------------------
    PIGR 1      Putnam VT International     Objective: capital appreciation. Invests primarily in  Putnam Investment
    WIGR 1      Growth Fund - Class IB      growth stocks outside the United States.               Management, Inc.
    WIGR 3      Shares
    WIGR 4
---------------------------------------------------------------------------------------------------------------------------------
    PVIS 1      Putnam VT Vista Fund -      Objective: capital appreciation. Invests mainly in     Putnam Investment
    WVIS 1      Class IB Shares             common stocks of U.S. companies with a focus on        Management, Inc.
    WVIS 3                                  growth stocks.
    WVIS 4
---------------------------------------------------------------------------------------------------------------------------------
    WAAL 1      Wells Fargo VT Asset        Objective: long-term total return, consistent with     Wells Fargo Funds
    WAAL 3      Allocation Fund             reasonable risk. Invests primarily in the securities   Management, LLC, advisor;
    WAAL 4                                  of various indexes to replicate the total return of    Barclays Global Fund
    WAAL 6                                  the index. We use an asset allocation model to         Advisors, sub-advisor.
                                            allocate and reallocate assets among
                                            common stocks (S&P 500 Index),  U.S.
                                            Treasury bonds (Lehman  Brothers 20+
                                            Bond   Index)   and   money   market
                                            instruments, operating from a target
                                            allocation  of 60%  stocks  and  40%
                                            bonds.
---------------------------------------------------------------------------------------------------------------------------------
    WCBD 1      Wells Fargo VT Corporate    Objective: high level of current income consistent     Wells Fargo Funds
    WCBD 3      Bond Fund                   with reasonable risk. Invests primarily in corporate   Management, LLC, advisor;
    WCBD 4                                  debt securities of any maturity.                       Wells Capital Management
    WCBD 6                                                                                         Incorporated, sub-advisor.
---------------------------------------------------------------------------------------------------------------------------------
    WEQI 1      Wells Fargo VT Equity       Objective: long-term capital appreciation and          Wells Fargo Funds
    WEQI 3      Income Fund                 above-average dividend income. Invests primarily in    Management, LLC, advisor;
    WEQI 4                                  common stocks of large, high-quality domestic          Wells Capital Management
    WEQI 6                                  companies with above-average return potential and      Incorporated, sub-advisor.
                                            above-average dividend income.
---------------------------------------------------------------------------------------------------------------------------------
    WEQV 1      Wells Fargo VT Equity       Objective: long-term capital appreciation. Invests     Wells Fargo Funds
    WEQV 3      Value Fund                  primarily in equity securities that we believe are     Management, LLC, advisor;
    WEQV 4                                  undervalued in relation to the overall stock markets.  Wells Capital Management
    WEQV 6                                                                                         Incorporated, sub-advisor.
---------------------------------------------------------------------------------------------------------------------------------
    WGRO 1      Wells Fargo VT Growth Fund  Objective: long-term capital appreciation. Invests     Wells Fargo Funds
    WGRO 3                                  primarily in common stocks and other equity            Management, LLC, advisor;
    WGRO 4                                  securities. We look for companies that have a strong   Wells Capital Management
    WGRO 6                                  earnings growth trend that we believe have             Incorporated, sub-advisor.
                                            above-average prospects for future growth.
---------------------------------------------------------------------------------------------------------------------------------
     WIEQ1      Wells Fargo VT              Objective: total return with an emphasis on capital    Wells Fargo Funds
     WIEQ3      International Equity Fund   appreciation over the long-term. Invests primarily in  Management, LLC, advisor;
     WIEQ4                                  equity securities of non-U.S. companies.               Wells Capital Management
     WIEQ6                                                                                         Incorporated, sub-advisor.
---------------------------------------------------------------------------------------------------------------------------------
    WLCG 1      Wells Fargo VT Large        Objective: long-term capital appreciation. Invests     Wells Fargo Funds
    WLCG 3      Company Growth Fund         primarily in common stock of large, high-quality       Management, LLC, advisor;
    WLCG 4                                  domestic companies that have superior growth           Peregrine Capital
    WLCG 6                                  potential.                                             Management, Inc.,
                                                                                                   sub-advisor.
---------------------------------------------------------------------------------------------------------------------------------
    WMMK 1      Wells Fargo VT Money        Objective: current income, while preserving capital    Wells Fargo Funds
    WMMK 3      Market Fund                 and liquidity. Invests primarily in high-quality,      Management, LLC, advisor;
    WMMK 4                                  U.S. dollar-denominated money market instruments,      Wells Capital Management
    WMMK 6                                  including debt obligations.                            Incorporated, sub-advisor.
---------------------------------------------------------------------------------------------------------------------------------
    WSCG 1      Wells Fargo VT Small Cap    Objective: long-term capital appreciation. Invests     Wells Fargo Funds
    WSCG 3      Growth Fund                 primarily in common stocks issued by companies whose   Management, LLC, advisor;
    WSCG 4                                  market capitalization falls within the range of the    Wells Capital Management
    WSCG 6                                  Russell 2000 Index, which is considered a small        Incorporated, sub-advisor.
                                            capitalization index.
---------------------------------------------------------------------------------------------------------------------------------
     WSTF1      Wells Fargo VT Specialized  Objective: long-term capital appreciation. Invests     Wells Fargo Funds
     WSTF3      Technology Fund             primarily in equity securities of domestic and         Management, LLC, advisor;
     WSTF4                                  foreign technology companies.                          Dresdner RCM Global
     WSTF6                                                                                         Investors LLC, sub-advisor.
---------------------------------------------------------------------------------------------------------------------------------

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Fixed Accounts


Guarantee Period Accounts (GPAs)
You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you allocate money to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.

The minimum guaranteed interest rate on the GPAs is 3%.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns available on investments backing these annuities, product design, competition and American Enterprise Life's revenues and other expenses. We cannot predict nor can we guarantee future guaranteed interest rates above the 3% rate.

You may transfer or withdraw money out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment
(MVA)" below.) At that time you may choose to start a new Guarantee Period of the same length, transfer the money to another GPA, transfer the money to any of the subaccounts, or withdraw the money from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period, we will automatically transfer the money into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

o    Securities   issued   by  the   U.S.   government   or  its   agencies   or
     instrumentalities, which issues may or may not be guaranteed by the U.S. government;

o Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies - Standard & Poor's, Moody's Investors Service or Duff and Phelp's - or are rated in the two highest grades by the National Association of Insurance Commissioners;

o Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

o Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.


Market Value Adjustment (MVA)
We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA for the same time as the Guarantee Period remaining on your GPA:

If your GPA rate is:                                    The MVA is:
Less than the new GPA rate + 0.10%                      Negative
Equal to the new GPA rate + 0.10%                       Zero
Greater than the new GPA rate + 0.10%                   Positive

General Examples:

Assume:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

o After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

Example 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

Example 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

Sample MVA Calculations:

The precise MVA formula we apply is as follows:

                                               [(    1 + i     )   n/1 ]
                                                 ---------------
           Early withdrawal amount  x              1 + j + .001    2  - 1  = MVA

Where        i = rate earned in the GPA from which amounts are being transferred or withdrawn
             j = current rate for a new Guaranteed  Period equal to  the remaining term in the current Guarantee  Period
             n = number of months remaining in the current Guarantee Period
                 (rounded up)

Examples:

Using assumptions similar to those we used in the examples above:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

o After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Example 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

                                       [(       1.045      )   84/1 ]
                                             ---------------
                         $1,000  x           1 + .05 + .001   2   - 1   - $39.28

In this example, the MVA is a negative $39.28.

Example 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

                                       [(           1.045      )   84/1  ]
                                             ---------------
                         $1,000  x           1 + .04 + .001   2  - 1    = $27.21

In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and you have begun your fourth contract year at the beginning of the Guarantee Period, your withdrawal charge percentage is 4% if you chose the Five-year schedule and 6% if you chose the Seven-year schedule. (See, "Charges - Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs for amounts withdrawn for the annual contract administrative charge, for amounts we pay as death claims or on automatic transfers from the two-year Guarantee Period Account. In some states, the MVA is limited.

The one-year fixed account
You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily. We will change interest rates from time to time at our discretion for any future allocations but we will not change the rate paid on accumulated values currently in to the one-year fixed account. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interest in the one-year fixed account is not required to be registered with the SEC. However, the Market Value Adjustment interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the Market Value Adjustment interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract - Transfer policies" for restrictions on transfers involving the one-year fixed account.)

Buying Your Contract

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You may buy only a nonqualified annuity (by rollover only) or a qualified annuity from your Wells Fargo sales representative without prior approval. You may buy a qualified annuity or a nonqualified annuity through your AEFA sales representative. You can buy another contract with the same underlying funds but with different mortality and expense risk fees and withdrawal charges. For information on this contract please call us at the telephone number listed on the first page of this prospectus or ask your sales representative.

You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select:

o    the length of the withdrawal charge period (six or eight years)(1);

o    the optional Benefit ProtectorSM Death Benefit Rider(2);

o    the optional Benefit ProtectorSM Plus Death Benefit Rider(3);

o    the optional Enhanced Death Benefit Rider(4);

o    the optional Guaranteed Minimum Income Benefit Rider(5);

o the one-year fixed account, Guarantee Period Accounts and/or subaccounts in which you want to invest(6);

o    how you want to make purchase payments; and

o    a beneficiary.

l The six-year withdrawal charge schedule is not available under contracts issued in Oregon and contracts issued through AEFA.

2 You may select either the Benefit Protector Death Benefit Rider or the Enhanced Death Benefit Rider, but not both. Riders may not be available in all states. The Benefit Protector Death Benefit Rider is only available if you and the annuitant are 75 or younger at contract issue.

3 You may select either the Benefit Protector Plus Death Benefit Rider or the Enhanced Death Benefit Rider, but not both. Riders may not be available in all states. The Benefit Protector Plus Death Benefit Rider is only available if you and the annuitant are 75 or younger at contract issue.

4 You may not add the Enhanced Death Benefit Rider if you add either the Benefit Protector or the Benefit Protector Plus Death Benefit Riders. Riders may not be available in all states. The Enhanced Death Benefit Rider is only available if both you and the annuitant are 79 or younger at contract issue.

5 This rider is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the Enhanced Death Benefit Rider option. Riders may not be available in all states.

6    Some states restrict the amount you can allocate to the fixed accounts.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed accounts in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed accounts and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.


You may make monthly payments to your contract under a SIP. To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.


In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date. For contracts issued in Oregon, purchase payments may not be made after the first contract anniversary.

The retirement date
Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the retirement date must be:


o    no earlier than the 30th day after the contract's effective date; and


o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

For qualified annuities (except Roth IRAs), to avoid IRS penalty taxes, the retirement date generally must be:

o    on or after the date the annuitant reaches age 59 1/2; and

o for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.

If you take the minimum IRA distribution as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

Beneficiary
We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

Purchase payments

Purchase payments are limited and may not be made after the first contract anniversary for contracts issued in Oregon.


   Minimum purchase payments:
     If paying by SIP1:                                   If paying by any other method:
     ------------------                                   ------------------------------
       $100,000 initial payment for contracts issued        $100,000 initial payment for contracts issued through AEFA.
                 through AEFA.                              $  5,000 initial payment for all other contracts issued in
       $50 initial payment for all other contracts.                  South Carolina, Texas and Washington.
       $50 for additional payments.                         $  2,000 initial payment for all other contracts issued in all other states.
                                                            $    100 for additional payments.

1 Payments made using SIP must total $2,000 before you can make partial withdrawals.

Maximum total allowable purchase payments2:  $1,000,000 (without prior approval)

2 This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

How to make purchase payments

1    By letter:

Send your check along with your name and contract number to:

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474

2    By SIP:

Contact your sales representative to complete the necessary SIP paperwork.

Purchase payment credits
You will generally receive a purchase payment credit with every payment you make to your contract. We apply this credit immediately. We allocate the credit to the fixed accounts and subaccounts in the same proportions as your purchase payment. We apply the credit as a percentage of your net current payment based on the following schedule:

  If total net payments* made during                 Then the purchase payment
  the life of the contract equals.......             Credit percentage equals...

    Less than $10,000                                            1%
    $10,000 to less than 1 million                               2
    $1 million to less than 5 million                            3
    $5 million and over                                          4

*    Net payments equal total payments less total withdrawals.

If you make any future payments which cause the contract to become eligible for a higher percentage credit, we will add credits to increase the credit percentage on prior payments (less total withdrawals). We allocate credits according to the purchase payment allocation on the date we add the credits to the contract.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges - Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

Charges

Contract administrative charge
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed accounts in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

Variable account administrative charge
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

Mortality and expense risk fee
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For contracts with a six-year withdrawal charge schedule, this fee totals 1.35% of their average daily net assets on an annual basis. For contracts with an eight-year withdrawal charge schedule, this fee totals 1.10% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. If you choose the optional Enhanced Death Benefit Rider, we will charge an additional 0.20% of the average daily net assets on annual basis (see "Enhanced Death Benefit Rider fee" below). These fees do not apply to the fixed accounts. We cannot increase these fees.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.


Benefit ProtectorSM Death Benefit Rider fee
We charge a fee for the optional feature only if you select it. If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin. We can increase this fee on new contracts up to a maximum of 0.75%.

Benefit ProtectorSM Plus Death Benefit Rider fee
We charge a fee for the optional feature only if you select it. If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin. We can increase this fee on new contracts up to a maximum of 1.25%.

Enhanced Death Benefit Rider fee
We charge a fee for this optional feature only if you select it. If selected, we apply this fee daily to the subaccounts as part of the mortality and expense risk fee. It is reflected in the unit values of the subaccounts and it totals 0.20% of their average daily net assets on an annual basis. We cannot increase the Enhanced Death Benefit Rider fee.

Guaranteed Minimum Income Benefit Rider (GMIB) fee
We charge a fee (currently 0.30%) based on the GMIB benefit base for this optional feature only if you select it. If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated or if annuity payouts begin, we will deduct the fee at that time adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%. For details on how we calculate the fee, see "Optional Benefits - Guaranteed Minimum Income Benefit Rider."

Withdrawal charge
If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within six or eight years before withdrawal. You select the withdrawal charge period at the time of your application for the contract*. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts - Market Value Adjustments (MVA).")

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary contract value. (We consider your initial purchase payment to be the prior anniversary contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed accounts.

3. Next we withdraw purchase payments received prior to the withdrawal charge period you selected and shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn, depending on the schedule you selected*:

             Six-year schedule                                 Eight-year schedule

Years from purchase        Withdrawal charge       Years from purchase       Withdrawal charge
  payment receipt             percentage             payment receipt            percentage
         1                          8%                      1                         8%
         2                         8                        2                        8
         3                         8                        3                        8
         4                         6                        4                        8
         5                         4                        5                        8
         6                         2                        6                        6
    Thereafter                     0                        7                        4
                                                            8                        2
                                                       Thereafter                    0


* The six-year withdrawal charge schedule is not available under contracts issued in Oregon and contracts issued through AEFA.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

Example: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.26. We determine this amount as follows:

    Amount requested                   $1,000
1.00 - withdrawal charge     or          .93            =   $1,075.26

By applying the 7% withdrawal charge to $1,075.26, the withdrawal charge is $75.26. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

Withdrawal  charge under Annuity Payout Plan E - Payouts for a specified period:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. If the original contract had a six-year withdrawal charge schedule, the discount rate we use in the calculation will be 5.32% if the assumed investment rate is 3.5% and 6.82% if the assumed investment rate is 5%. If the original contract had an eight-year withdrawal charge schedule, the discount rate we use in the calculation will be 5.07% if the assumed investment rate is 3.5% and 6.57% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.

Withdrawal charge calculation example

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with an eight-year withdrawal charge schedule with this history:

o The contract date is Nov. 1, 2001 with a contract year of Nov. 1 through Oct. 30 and with an anniversary date of Nov. 1 each year; and

o    We received these payments
       - $10,000 Nov. 1, 2001;
       - $8,000 Dec. 31, 2007; and
       - $6,000 Feb. 20, 2009; and

o The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2011 and had not made any other withdrawals during that contract year; and

o    The prior anniversary Nov. 1, 2010 contract value was $38,488.

   Withdrawal Charge      Explanation

     $    0               $3,848.80 is 10% of the prior anniversary contract
                          value withdrawn without withdrawal charge; and

          0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

          0 $10,000 Nov. 1, 2001 payment was received nine or more years before withdrawal and is withdrawn without withdrawal charge; and

         640 $8,000 Dec. 31, 2007 payment is in its fourth year from receipt, withdrawn with an 8% withdrawal charge; and

         480              $6,000 Feb. 20, 2009 payment is in its third year from
                          receipt
         ---
                          withdrawn with an 8% withdrawal charge.
       $1,120

Waiver of withdrawal charges
We do not assess withdrawal charges for:

o    withdrawals of any contract earnings;

o    withdrawals  of  amounts   totaling  up  to  10%  of  your  prior  contract
     anniversary contract value to the extent it exceeds contract earnings;

o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

o    contracts settled using an annuity payout plan;

o withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

o amounts we refund to you during the free look period;* and o death benefits.*

     *However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract - Purchase payment credits.")

Contingent events

o Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when the owner and annuitant are under age 76 on the date we issue the contract. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

o To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

o Withdrawals you make if you or the annuitant become disabled within the meaning of IRC Section 72(m)(7) after your contract date. The disabled person must also be receiving Social Security disability or state long term disability benefits. The disabled person must be age 70 or younger at the time of withdrawal. You must provide us with a signed letter from the disabled person stating that he or she meets the above criteria, a legible photocopy of Social Security disability or state long term disability benefit payments and the application for such payments.

o Withdrawals you make once a year if you or the annuitant become unemployed at least one year after your contract's date, up to the following amounts each year:

         (a) 25% of your prior anniversary contract value (or $10,000 if greater) if the unemployment condition is met for at least 30 straight days; or
         (b) 50% of your prior anniversary contract value (or $10,000 if greater) if the unemployment condition is met for at least 180 straight days.

The unemployment condition is met if the unemployed person is currently receiving unemployment compensation from a government unit of the United States, whether federal or state. You must provide us with a signed letter from the unemployed person stating that he or she meets the above criteria with a legible photocopy of the unemployment benefit payments meeting the above criteria with regard to dates.

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

Premium taxes
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

Valuing Your Investment

We value your accounts as follows:

Fixed accounts

We value the amounts you allocated to the fixed accounts directly in dollars. The value of a fixed account equals:

o the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the Guarantee Period Accounts;

o    plus any purchase payment credits allocated to the fixed accounts;

o    plus interest credited;

o minus the sum of amounts withdrawn after the MVA (including any applicable withdrawal charges) and amounts transferred out;

o    minus any prorated contract administrative charge; and

o minus any prorated portion of the Guaranteed Minimum Income Benefit Rider fee (if applicable).

Subaccounts

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount, or we assess a contract administrative charge or the Guaranteed Minimum Income Benefit Rider fee, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if selected) from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways - in number and in value.

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments you allocate to the subaccounts;

o    any purchase payment credits allocated to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial withdrawals;

o    withdrawal charges;

o    prorated portions of the contract administrative charge; and/or

o prorated portions of the Guaranteed Minimum Income Benefit Rider fee (if selected).

Accumulation unit values will fluctuate due to:

o    changes in funds' net asset value;

o    dividends distributed to the subaccounts;

o    capital gains or losses of funds;

o    fund operating expenses; and/or

o mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if selected).

Making the Most of Your Contract

Automated dollar-cost averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year Guarantee Period Account to one or more subaccounts. The three to ten year Guarantee Period Accounts are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

                                                       How dollar-cost averaging works

By investing an                                   Amount       Accumulation unit       Number of units
equal number of                      Month       invested            value                purchased
dollars each month...                 Jan          $100               $20                    5.00
                                      Feb          100                18                     5.56
you automatically buy                 Mar          100                17                     5.88
more units when the                   Apr          100                15                     6.67
per unit market price                 May          100                16                     6.25
is low...                             Jun          100                18                     5.56
                                      Jul          100                17                     5.88
and fewer units when                  Aug          100                19                     5.26
the per unit market                  Sept          100                21                     4.76
price is high.                        Oct          100                20                     5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

Tiered dollar-cost averaging (Tiered DCA) program

If your net contract value1 is at least $10,000, you can choose to participate in the Tiered DCA program. Under the Tiered DCA program, you can allocate a new purchase payment and any applicable purchase payment credits to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:
                                     we allocate your new purchase payment
If your net contract value1 is . . . and any applicable purchase payment credit to:

$10,000 - $49,999                   Tier 1 DCA account
$50,000 or more                             Tier 2 DCA account2

1 "Net contract value" equals your current contract value plus any new purchase payment and purchase payment credit. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, purchase payment credits, withdrawal requests and exchange requests submitted with your application.

2 You cannot allocate your new purchase payments and purchase payment credits to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.

You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the other accounts you selected over the six-month period.

We credit interest to each Tiered DCA account at rates that generally are higher than those we credit to the one-year fixed account and the two-year Guarantee Period Account. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment(3) and purchase payment credit, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

3 If this is a new contract funded by purchase payments from multiple sources, we apply the rate to all purchase payments, purchase payment credits, withdrawal requests and exchange requests submitted with your application that you allocated to the Tiered DCA program.

We credit each Tiered DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Generally, you cannot allocate additional purchase payments to a Tiered DCA account unless a new interest rate is in effect. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment and purchase payment credit to the account and credit interest on that purchase payment and purchase payment credit on the date we receive it. This means that all purchase payments and purchase payment credits may not be in the Tiered DCA account at the beginning of the six-month period. Therefore, you may receive less total interest than you would have if all your purchase payments and purchase payment credits were in the Tiered DCA account from the beginning. If we receive any of your multiple payments after the six-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments and purchase payment credits that are already in a Tiered DCA account.

Asset Rebalancing
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed accounts. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the tiered dollar-cost averaging program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the tiered dollar-cost averaging program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.


Transferring between accounts
You may transfer contract value from any one subaccount, or the fixed accounts, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed accounts.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments. Transfers out of the Guarantee Period
Accounts will be subject to a MVA if done more than 30 days before the end of the Guarantee Period.


We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. These modifications could include, but not be limited to:

o    requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

o limiting the dollar amount that a contract owner may transfer at any one time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

Transfer policies

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed accounts at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer.

o You may transfer contract values from the one-year fixed account to the subaccounts or the Guarantee Period Accounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA.


o You may transfer contract values from a Guarantee Period Account any time after 60 days of transfer or payment allocation to the account. Transfers made before the end of the Guarantee Period will receive a MVA, which may result in a gain or loss of contract value.

o If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the Guarantee Period Accounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the one-year fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

o Once annuity payouts begin, you may not make any transfers to the Guarantee Period Accounts.

How to request a transfer or withdrawal

1        By letter

Send  your  name,   contract   number,   Social   Security  Number  or  Taxpayer
Identification Number and signed request for a transfer or withdrawal to:

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474

Minimum amount
Transfers or withdrawals:           $500 or entire account balance

Maximum amount
Transfers or withdrawals:           Contract value or entire account balance

2        By automated transfers and automated partial withdrawals

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

o Automated withdrawals may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial withdrawals are in effect.

o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

Minimum amount
Transfers or withdrawals:           $100 monthly
                                    $250 quarterly, semi-annually or annually

3        By phone

Call between 7 a.m. and 6 p.m. Central time:

800-333-3437

Minimum amount
Transfers or withdrawals:           $500 or entire account balance

Maximum amount
Transfers:                          Contract value or entire account balance
Withdrawals:                        $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.


Withdrawals

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For total withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges - Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E (see "The Annuity Payout Period - Annuity payout plans").

Withdrawal policies
If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

Receiving payment By regular or express mail:

o    payable to owner;

o    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

-- the withdrawal amount includes a purchase payment check that has not cleared;

--   the NYSE is closed, except for normal holiday and weekend closings;

--   trading on the NYSE is restricted, according to SEC rules;

-- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

--   the SEC permits us to delay payment for the protection of security holders.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

Benefits in Case of Death

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


Standard death benefit: If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


1. total purchase payments plus purchase payment credits minus adjusted partial withdrawals;


2.   contract value; or


3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.


Standard death benefit adjusted partial withdrawals  =   PW  x  DB
                                                         ---------
                                                            CV

PW = the partial withdrawal including any applicable withdrawal charge or MVA.

DB = the death benefit on the date of (but prior to) the partial withdrawal.

CV = contract value on the date of (but prior to) the partial withdrawal.

Maximum anniversary value (MAV): This is the greatest of your contract value on any contract anniversary plus subsequent purchase payments and purchase payment credits minus adjusted partial withdrawals. We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of your current contract value or total purchase payments and purchase payment credits minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.

Example:

o You purchase the contract with a payment of $20,000 on Jan. 1, 2001. We add a purchase payment credit of $400 to your contract.

o On Jan. 1, 2002 (the first contract anniversary) the contract value grows to $24,000.

o On March 1, 2002 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the standard death benefit on March 1, 2002 as follows:

 Purchase payments minus adjusted partial withdrawals:

 Total purchase payments and purchase payment credit                 $20,400.00

 Minus the standard death benefit adjusted partial withdrawals,
 calculated as:  $1,500  x  $20,400     =                             -1,390.91
                 ------------------                                   ---------
                     $22,000

 for a death benefit of:                                             $19,009.09
                                                                     ==========

 Contract value at death:                                            $20,500.00
                                                                     ==========

 The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:

 Greatest of your contract anniversary contract values               $24,000.00

 Plus purchase payments and purchase payment credits since that           +0.00
 anniversary

  Minus the standard death benefit adjusted partial withdrawals,
  calculated as:  $1,500  x  $24,000     =                            -1,636.36
                      ------------------                              ---------
                          $22,000

  for a death benefit of:                                            $22,363.64
                                                                     ==========

 The standard death benefit, calculated as the greatest of these three
 values is the MAV:                                                  $22,363.64

If you die before your retirement date: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after or death claim requirements are fulfilled.

Nonqualified annuities: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Guaranteed Minimum Income Benefit Rider (described in the "Optional Benefits" section of the prospectus), if selected, will terminate.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than Dec. 31 of the year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

Qualified annuities: The IRS has issued proposed regulations which will affect distributions from your qualified annuity. These are proposed regulations that may take effect Jan. 1, 2002. The information below is an explanation based on existing law. Contract your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Guaranteed Minimum Income Benefit Rider (described below), if selected, will terminate.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and o payouts begin no later than Dec. 31 of the year following the year of your death; and o the payout period does not extend beyond the beneficiary's life or life expectancy.

Optional Benefits

Benefit ProtectorSM Death Benefit Rider (Benefit Protector)
The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funereal expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. Be sure to discuss with your sales representative whether or not the Benefit Protector is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under a nonqualified annuity contract. You may not select this rider if you select the Enhanced Death Benefit Rider described below. We reserve the right to discontinue offering the Benefit Protector for new contracts.

In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o    the standard death benefit (see "Benefits in Case of Death),

PLUS

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

Earnings at death: an amount equal to the standard death benefit minus purchase payments not previously withdrawn that are one or more years old. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

Terminating the Benefit Protector:

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

If your spouse is sole beneficiary and your spouse elects to continue the contract, we will substitute the new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse has the option of discontinuing the Benefit Protector within 30 days of the date of death.

For an example of how we calculate the death benefit under the Benefit Protector, please see the example in the Benefit ProtectorSM Plus Death Benefit Rider below.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

Benefit ProtectorSM Plus Death Benefit Rider (Benefit Protector Plus)
The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funereal expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit during the during the first two contract years. Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to you contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under nonqualified annuities purchased through a transfer or exchange. You may not select this rider if you select the Enhanced Death Benefit Rider described below. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

The Benefit Protector Plus provides that if you or the annuitant die after the second contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o    the benefits payable under the Benefit Protector described above,

PLUS

o a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                             Percentage if you and the
                             annuitant are under age        Percentage if you or the annuitant
                             70 on the rider                  are 70 or older on the rider
     Contract Year            effective date                    effective date
     -------------           --------------                    --------------
     One and Two                  0%                               0%
     Three and Four              10%                            3.75%
     Five or more                20%                             7.5%

Terminating the Benefit Protector Plus:

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

Example of the Benefit Protector and Benefit Protector Plus:

o You purchase the contract with a payment of $100,000 on Jan. 01, 2001 and you and the annuitant are under age 70. We add a $2,000 credit to your contract.

o On July 1, 2001 the contract value grows to $105,000. The death benefit on July 1, 2001 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so neither the Benefit Protector nor the Benefit Protector Plus provides any additional benefit at this time.

o On Jan. 1, 2002 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time. The death benefit on July 1, 2001 equals:

     the standard death benefit (contract value)                        $110,000

     plus the  Benefit  Protector  benefit  which  equals 40% of earnings at death (the standard death benefit minus payments not previously withdrawn that are one or more years old):
     0.40  x  ($110,000  -  $100,000)  =                                  +4,000
                                                                          ------

     Total death benefit of:                                            $114,000

o On Jan. 1, 2003 the contract value falls to $105,000. The death benefit on Jan. 1, 2003 equals:

     the standard death benefit (MAV)                                  $110,000

     plus the Benefit Protector benefit (40% of earnings at death):
     0.40  x  ($110,000  -  $100,000)  =                                 +4,000

     plus the Benefit Protector Plus which in the third contract year equals 10% of purchase payments made within 60 days of contract
     issue and not previously withdrawn:  0.10  x  $100,000  =          +10,000
                                                                        -------

     Total death benefit of:                                            $124,000

o On Feb. 1, 2003 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 8% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 8% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,340 plus $3,160 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $46,840. We calculate purchase payments not previously withdrawn as $100,000 -$45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2003 equals:

     standard death benefit (MAV adjusted for partial withdrawals)       $57,619

     plus the Benefit Protector benefit (40% of earnings at death):
     0.40  x  ($57,619  -  $55,000)  =                                    +1,048

     plus the Benefit Protector Plus which in the third contract year equals
     10% of purchase payments made within 60 days of contract
     issue and not previously withdrawn:  0.10  x  $55,000=               +5,500
                                                                          ------

     Total death benefit of:                                             $64,167

o On Jan. 1, 2004 the contract value falls $40,000. The death benefit on Jan. 1, 2004 equals the death benefit paid on Feb. 1, 2003. The reduction in contract value has no effect.

o On Jan. 1, 2010 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2010 equals:

     standard death benefit (contract value)                            $200,000

     plus the Benefit Protector (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
     withdrawn that are one or more years old)                           +55,000

     plus the Benefit Protector Plus which after the fourth contract year equals 20% of purchase payments made within 60 days of
     contract issue and not previously withdrawn:  0.20  x  $55,000  =   +11,000
                                                                         -------

         Total death benefit of:                                        $266,000

o On July 1, 2010 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $1,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on either the Benefit Protector or Benefit Protector Plus values. The death benefit on July 1, 2010 equals:

     standard death benefit (contract value)                            $250,000

     plus the Benefit Protector (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
     withdrawn that are one or more years old)                           +55,000

     plus the Benefit Protector Plus which after the fourth contract year equals 20% of purchase payments made within 60 days of
     contract issue and not previously withdrawn:  0.20  x  $55,000  =   +11,000
                                                                         -------

     Total death benefit of:                                            $316,000

o On July 1, 2011 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector changes but value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2011 equals:

     standard death benefit (contract value)                            $250,000

     plus the  Benefit  Protector  benefit  which  equals 40% of earnings at death (the standard death benefit minus payments not previously withdrawn that are one or more years old):
     0.40  x  ($250,000  -  $105,000)  =                                 +58,000

     plus the Benefit Protector Plus which after the fourth contract year equals 20% of purchase payments made within 60 days of
     contract issue and not previously withdrawn:  0.20  x  $55,000  =   +11,000
                                                                         -------

     Total death benefit of:                                            $319,000

If your spouse is sole beneficiary and your spouse elects to continue the contract, we will terminate the Benefit Protector Plus and substitute the standard death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

Enhanced Death Benefit Rider (EDB)
The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 or older because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the EDB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to you contract. You may not add the EDB if you add either the Benefit Protector or the Benefit Protector Plus to your contract.

The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o    the standard death benefit (see "Benefits in Case of Death"); or

o    the 5% rising floor.

5% rising floor: This is the sum of the value of your fixed accounts plus the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

o the initial purchase payments and purchase payment credits allocated to the subaccounts increased by 5%,

o    plus any subsequent amounts allocated to the subaccounts, and

o    minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

5% rising floor adjusted transfers or partial withdrawals      =     PWT x VAF
                                                                     ---------
                                                                        SV

         PWT = the amount  transferred  from the subaccounts or the amount
               of  the  partial   withdrawal   (including   any   applicable
               withdrawal charge) from the subaccounts.
         VAF = variable account floor on the date of (but prior to) the transfer or partial  withdrawal.
         SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

Example:

o You purchase the contract with a payment of $20,000 on Jan. 1, 2001 and we add a $400 purchase payments to your contract. You allocate $5,100 to the one-year fixed account and $15,300 to the subaccounts.

o On Jan. 1, 2002 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $12,000. Total contract value is $17, 200.

o On March 1, 2002, the one-year fixed account value is $5,300 and the subaccount value is $14,000. Total contract value is $19,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $17,800.

The death benefit on March 1, 2002 is calculated as follows:

The standard death benefit (which in this case is the MAV)

Greatest of your contract anniversary c                               $20,400.00

plus purchase payments made since that anni                                +0.00

minus the standard death benefit adjusted partial withdrawal
taken since that anniversary, calculated as:    $1,500  x  $20,400   =
                                                 -----------------
                                                     $19,300           -1,585.49
                                                                       ---------

standard death benefit, which is the MAV:                             $18,814.51
                                                                      ==========

The 5% rising floor:

The variable account floor on Jan. 1, 2002,
calculated as:        1.05   x   15,300   =                           $16,065.00

plus amounts allocated to the subaccounts since that anniversary:          +0.00

minus the 5% rising floor adjusted partial withdrawal from the
subaccounts, calculated as:   1,500   x   16,065  =
                              ------------------
                                    14,000                            -$1,721.25
                                                                      ----------

Variable account floor benefit                                        $14,343.75

plus the one-year fixed account value                                  +5,300.00
                                                                       ---------

5% rising floor (value of the fixed accounts plus the
variable account floor)                                               $19,643.75
                                                                      ==========

EDB, calculated as the greater of the standard death
benefit or the 5% rising floor:                                       $19,643.75

Guaranteed Minimum Income Benefit Rider (GMIB)
The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 70 and age 75 at contract issue, you should consider whether the GMIB is appropriate for your situation because:

o    you must hold the GMIB for 10 years*,

o    the GMIB terminates after the annuitant's 86th birthday,

o    you  can  only   exercise   the  GMIB  within  30  days  after  a  contract
     anniversary*, and

o the MAV and the 5% rising floor values we use in the benefit base to calculate annuity payouts under the GMIB are limited after age 81.

Be sure to discuss whether or not the GMIB is appropriate for your situation with your sales representative.

* Unless the annuitant qualifies for a contingent event (see "Charges - Contingent events").

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this benefit to your contract for an additional annual charge which we describe below. You must elect the GMIB along with the EDB at the time you purchase your contract and your rider effective date will be the the contract issue date.

In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.

Investment selection under the GMIB: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts or the fixed accounts. However, we reserve the right to limit the amount you allocate to subaccounts investing in the Wells Fargo Money Market Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.

Exercising the GMIB:

o you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a ten-year waiting period from the rider effective date. However, there is an exception if at any time the annuitant experiences a "contingent event" (disability, terminal illness or confinement to a nursing home or hospital, see "Charges- Contingent events" for more details.)

o    the annuitant on the retirement date must be between 50 and 86 years old.

o you can only take an annuity payout under one of the following annuity payout plans: - Plan A -- Life Annuity - no refund - Plan B -- Life Annuity with ten years certain - Plan D -- Joint and last survivor life annuity - no refund

o    you may change the annuitant for the payouts.

If you exercise the GMIB under a contingent event, you can take up to 50% of the benefit base in cash. You can use the balance of the benefit base (described below) for annuity payouts calculated using the guaranteed annuity purchase rates under any one of the payout plans listed above as long as the annuitant is between 50 and 86 years old on the retirement date.

The GMIB guarantees a minimum amount of fixed annuity lifetime income or a minimum first year variable annuity payout. We calculate fixed annuity payouts and first year variable annuity payouts using the guaranteed annuity purchase rates stated in Table B of the contract. After the first year, lifetime income variable annuity payouts will depend on the investment performance of the subaccounts you select. The payouts will be higher if your investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that are more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

Benefit base: If the GMIB is effective at contract issue, the benefit base equals the EDB, which is the greatest of:

1. total purchase payments and purchase payment credits minus adjusted partial withdrawals;

2.   contract value;

3. the MAV immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary; or

4.   the 5% rising floor.

Keep in mind that the MAV and the 5%rising  floor  values are limited  after age
81.

We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits you make in the five years before you exercise the GMIB. If we exercise this right, we:

o subtract each payment and purchase payment credit adjusted for market value from the contract value and the MAV.

o subtract each payment and purchase payment credit from the 5% rising floor. We adjust the payments and purchase payment credits allocated to the fixed account for market value. We increase payments and purchase payment credits allocated to the subaccounts by 5% for the number of full contract years they have been in the contract before we subtract them from the 5% rising floor.

For each payment, we calculate the market value adjustment to the contract value, MAV, and the fixed account value of the 5% rising floor as:

                                    PMT x CV
                                       ECV

PMT = each purchase payment and purchase payment credit made in the five years before you exercise the GMIB.

CV   = current contract value at the time you exercise the GMIB.

ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

For each payment and purchase payment credit , we calculate the 5% increase of payments and purchase payment credits allocated to the subaccounts as:

                                 PMT x (1.05)CY

CY= the full number of contract years the payment and purchase payment credit have been in the contract.

Terminating the GMIB:

o You may terminate the rider within 30 days after the first and fifth contract anniversary after the GMIB rider effective date.

o You may terminate the rider any time after the tenth contract anniversary after the GMIB rider effective date.

o    The rider will terminate on the date you:

     -    make a full withdrawal from the contract;
     -    a death benefit is payable; or
     - you choose to begin taking annuity payouts under the regular contract provisions.

o The rider will terminate on the contract anniversary after the annuitant's 86th birthday.

Example:

o You purchase the contract with a payment of $100,000 on Jan. 1, 2001 and we add a $2,00 purchase payment credit to your contract. You allocate all your purchase payments and purchase payment credits to the subaccounts.

o    There are no additional purchase payments and no partial withdrawals.

o Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

-------------------- ------------------ ------------------ ----------------- ------------------
Contract                                                                     GMIB benefit base
Anniversary          Contract Value     MAV                5% rising floor
-------------------- ------------------ ------------------ ----------------- ------------------
1                    $107,000           $107,000           $107,100
2                    $125,000           $125,000           $112,455
3                    $132,000           $132,000           $118,078
4                    $150,000           $150,000           $123,982
5                    $ 85,000           $150,000           $130,181
6                    $120,000           $150,000           $136,690
7                    $138,000           $150,000           $143,524
8                    $152,000           $152,000           $150,700
9                    $139,000           $152,000           $158,235
10                   $126,000           $152,000           $166,147          $166,147
11                   $138,000           $152,000           $174,455          $174,455
12                   $147,000           $152,000           $183,177          $183,177
13                   $163,000           $163,000           $192,336          $192,336
14                   $159,000           $163,000           $201,953          $201,953
15                   $215,000           $215,000           $212,051          $215,000
-------------------- ------------------ ------------------ ----------------- ------------------

NOTE: The MAV and 5% rising floor values are limited after age 81. Additionally, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                        Minimum Guaranteed Annual Income

                                                             Plan B --          Plan D --
 Contract                                   Plan A --        Life Annuity       Joint and last
Anniversary At                              Life Annuity -   with ten years     survivor life
 Exercise       GMIB Benefit Base           no refund        certain            annuity - no refund
 --------       -----------------           ----------       -------            -------------------
   10           $166,147 (5% rising floor)  $865.63          $842.37            $689.51
   15           $215,000 (MAV)              $1,281.40        $1,221.20          $991.15

The payouts above are shown at guaranteed annuity rates stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

                                                          Plan B --          Plan D --
 Contract                                Plan A --        Life Annuity       Joint and last
Anniversary At                           Life Annuity -   with ten years     survivor life
 Exercise       GMIB Benefit Base        no refund        certain            annuity - no refund
 --------       -----------------        ----------       -------            -------------------
  10             $126,000                $656.46          $638.82            $522.90
  15             $215,000                $1,281.40        $1,221.20          $991.15

At the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. The payouts will be higher if investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

The GMIB fee: This fee currently costs 0.30% of the GMIB benefit base annually and it is taken in a lump sum from the contract value on each contract anniversary. If the contract is terminated or if annuity payouts begin, we will deduct the fee at that time adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%. We calculate the fee as follows:

                                  BB + AT - FAV

               BB   = the GMIB benefit base.

               AT   =  adjusted  transfers  from the  subaccounts  to the  fixed
                    accounts   made  in  the  six  months  before  the  contract
                    anniversary calculated as:

                                    PT x VAF
                                       SV

               PT = the amount transferred from the subaccounts to the fixed accounts within six months of the contract anniversary

               VAF = variable account floor on the date of (but prior to) the transfer

               SV = value of the subaccounts on the date of (but prior to) the transfer

               FAV  =the value of your fixed accounts.

The result of AT - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts.

Example:

o You purchase the contract with a payment of $100,000 on Jan. 1, 2001 and we add a purchase payment credit of $2,000 to your contract. You allocate all of your payment and the purchase payment credit to the subaccounts.

o    You make no transfers or partial withdrawals.

    Contract        Contract       GMIB fee                                                   GMIB fee charged
  anniversary         value       percentage        Value on which we base the GMIB fee             to you
  -----------         -----       ----------        -----------------------------------             ------
       1           $ 80,000         0.30%           5% rising floor = $102,000 x 1.05                $321
       2           $150,000         0.30%           Contract value = $150,000.                       $450
       3           $102,000         0.30%           MAV = $150,000.                                  $450

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The Guarantee Period Accounts are not available during this payout period.


Amounts of fixed and variable payouts depend on:

o    the annuity payout plan you select;

o    the annuitant's age and, in most cases, sex;

o    the annuity table in the contract; and

o    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract - Transfer policies."

Annuity table
The annuity table in your contract shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

Substitution of 3.5% table
If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% table in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% table results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Annuity payout plans
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A -- Life annuity - no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

o Plan B -- Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C -- Life annuity - installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D -- Joint and last survivor life annuity - no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E-- Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. If the original contract had a six-year withdrawal charge schedule, the discount rate we use in the calculation will vary between 5.32% and 6.82% depending on the applicable assumed investment rate. If the original contract had an eight-year withdrawal charge schedule, the discount rate we use in the calculation will vary between 5.07% and 6.57% depending on the applicable assumed investment rate. (See "Charges-Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


Annuity Payout Plan Requirements for Qualified Annuities: If you purchased a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes you payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal of substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and a designated beneficiary; or

o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin
If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Generally, under current law, your contract has a tax deferral feature. This means any increase in the value of the fixed accounts and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


Qualified annuities: When you use your contract to fund a retirement plan that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs) and after your death. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

Purchase  payment  credits:   These  are  considered   earnings  and  are  taxed
accordingly.


Withdrawals: If you withdraw part or all of your contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you make withdrawals from your contract before your plan specifies that you can receive payouts.

Death benefits to beneficiaries under nonqualified annuities: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

Death benefits to beneficiaries under qualified annuities: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

Special considerations if you select either the Benefit ProtectorSM or the Benefit ProtectorSM Plus Death Benefit Riders: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to this rider on the death of you or annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

Penalties: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

o    because of your death;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).


For a qualified annuity, other penalties or exceptions may apply if you make withdrawals from your contract before your plan specifies that payouts can be made.


Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification
We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o the reserve held in each subaccount for your contract; divided by o the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o    laws or regulations change;

o    the existing funds become unavailable; or

o    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.


We may also:

o    add new subaccounts;

o    combine any two or more subaccounts;

o    make additional subaccounts investing in additional funds;

o    transfer assets to and from the subaccounts or the variable account; and

o    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

About the Service Providers

Principal underwriter
American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

Issuer
American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays commissions for sales of the contracts of up to 7% of purchase payments to insurance agencies or broker-dealers that are also insurance agencies. Sometimes we pay the commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which, when totaled, could exceed 7% of purchase payments). In addition, we may pay certain sellers additional compensation for selling and distribution activities under certain circumstances. From time to time, we will pay or permit other promotional incentives, in cash or credit or other compensation.

Legal proceedings
[to be added upon amendment]

Additional Information About American Enterprise Life

Selected financial data
The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.

Years ended Dec. 31, (thousands)

                                     2000             1999              1998               1997               1996
Net investment income                               $322,746         $340,219           $332,268            $271,719
Net loss on investments                                6,565           (4,788)              (509)             (5,258)
Other                                                  8,338            7,662              6,329               5,753
Total revenues                                      $337,649         $343,093           $338,088            $272,214
Income before income taxes                           $50,662          $36,421            $44,958             $35,735
Net income                                           $33,987          $22,026            $28,313             $22,823
Total assets                                      $4,603,343       $4,885,621         $4,973,413          $4,425,837

[to be updated upon amendment]

Management's discussion and analysis of financial condition and results of operations

2000 Compared to 1999:
[to be added upon amendment]

1999 Compared to 1998:
[to be added upon amendment]

Risk Management
[to be added upon amendment]

Liquidity and Capital Resources
[to be added upon amendment]

Reserves
In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

Investments
Our total investments of [_____] at Dec. 31, 2000, [__]% was invested in mortgage-backed securities, [__]% in corporate and other bonds, [__]% in primary mortgage loans on real estate and the remaining [__]% in other investments.

[to be updated upon amendment]

Competition We are engaged in a business that is highly competitive due to the large number of stock and mutual life insurance companies and other entities marketing insurance products. There are over [____] stock, mutual and other types of insurers in the life insurance business. Best's Insurance Reports, Life-Health edition 1998, assigned us one of its highest classifications, A+ (Superior). [Update]

[to be updated upon amendment]

Employees
As of Dec. 31, 2000, we had no employees.

Properties
We occupy office space in Minneapolis, MN, which is rented by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.

State Regulation
American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. Such regulation does not, however, involve any supervision of the account's management or the company's investment practices or policies. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. A full examination of American Enterprise Life's operations is conducted periodically by the National Association of Insurance Commissioners. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

Directors and Executive Officers* [to be updated upon amendment]

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:

Directors
Richard W. Kling
Born 1940

Director and chairman of the board since March 1989.

Paul S. Mannweiler**
Born in 1949

Director since 1986; Partner at Locke Reynolds Boyd & Weisell since 1980.

Paula R. Meyer
Born in 1954

Director and executive vice president - assured assets since 1998; vice president, AEFC since 1998; Piper Capital Management (PCM) President from Oct. 1997 to May 1998; PCM Director of Marketing from June 1995 to Oct. 1997; PCM Director of Retail Marketing from Dec. 1993 to June 1995.

Teresa J. Rasmussen
Born in 1956

Director since ____; vice president, general counsel and secretary since ____; vice president and managing counsel, AEFC, since August 2000; senior counsel, vice president and group counsel, AEFC, from October 1995 to August 2000.

Stephen W. Roszell
Born in ____

Director since ___; president and chief executive officer since ___; director, AEFC since ___; and senior vice president - Institutional Investments, AEFC since __.

Officers other than directors

Lorraine R. Hart
Born in 1951

Vice president - Investments since ___; vice president - Insurance Investments, AEFC since 1998; and vice president - Investments, American Express Certificate Company since 1994.

Jeffrey S. Horton
Born 1961

Vice president and treasurer since Dec. 1997; vice president and corporate treasurer, AEFC, since Dec. 1997; controller, American Express Technologies - Financial Services, AEFC, from July 1997 to Dec. 1997; controller, Risk Management Products, AEFC, from May 1994 to July 1997; director of finance and analysis, Corporate Treasury, AEFC, from June 1990 to May 1994.

Stuart A. Sedlacek
Born in 1957

Executive vice president since ___; senior vice president and chief financial officer, AEFC, since 1998; vice president, AEFC, from September 1988 to 1998.

Philip C. Wentzel
Born in 1961

Vice president and controller since 1998; vice president - Finance, Risk Management Products, AEFC since 1997; and director of financial reporting and analysis from 1992 to 1997.

* The address for all of the directors and principal officers is: 200 AXP Financial Center, Minneapolis, MN 55474 except for Mr.
   Mannweiler who is an independent director.

** Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN 46204

Executive compensation
Our executive officers also may serve one or more affiliated companies. The following table reflects cash compensation paid to the five most highly compensated executive officers as a group for services rendered in the most recent year to us and our affiliates. The table also shows the total cash compensation paid to all our executive officers, as a group, who were executive officers at any time during the most recent year.


Name of individual or
number in group                                 Position held         Cash compensation

Five most highly compensated executive                                   $[________]
officers as a group:







All executive officers as a group (___)                                  $[________]

[To be updated upon amendment]

Security ownership of management
Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

Experts

Ernst & Young LLP, independent auditors, have audited the financial statements of American Enterprise Life Insurance Company at Dec. 31, 2000 and 1999, and for each of the three years in the period ended Dec. 31, 2000, and the individual and combined statement of the segregated asset subaccounts of American Enterprise Variable Annuity Account (comprised of subaccounts [to be updated upon amendment]) as of Dec. 31, 2000 and for the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's report, given on their authority as experts in accounting and auditing.

[AMERICAN ENTERPRISE LIFE FINANCIAL INFORMATION TO BE ADDED UPON AMENDMENT]

Table of Contents of the Statement of Additional Information

Performance Information.......................................
Calculating Annuity Payouts...................................
Rating Agencies...............................................
Principal Underwriter.........................................
Independent Auditors..........................................
Financial Statements..........................................

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                    WELLS FARGO ADVANTAGESM VARIABLE ANNUITY

                  American Enterprise Variable Annuity Account

                                   May 1, 2001

American  Enterprise  Variable Annuity Account is a separate account established
and  maintained  by  American   Enterprise  Life  Insurance   Company  (American
Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
1-800-333-3437

Wells Fargo Advantage Variable Annuity
American Enterprise Variable Annuity Account



                                            TABLE OF CONTENTS

Performance Information.......................................................p.

Calculating Annuity Payouts...................................................p.

Rating Agencies...............................................................p.

Principal Underwriter.........................................................p.

Independent Auditors..........................................................p.

Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some subaccounts we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

[To be updated upon amendment.]

Average Annual Total Return For Annuities With Withdrawal and Selection of the Five-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000

                                                       Performance since
                                                      commencement of the                  Performance since
                                                          subaccounta                  commencement of the fundb

                                                             Since                                               Since
Subaccount    Investing In:                              Commencement         1 Year     5 Years   10 Years   Commencement
----------    -------------                              ------------         ------     -------   --------   ------------

              AXP(R) VARIABLE PORTFOLIO -
WBCA2            Blue Chip Advantage Fund (3/00;            -15.22%           -18.12%     --%        --%         -5.92%
                 9/99)c
WCAR2            Capital Resource Fund (3/00;               -22.97            -24.44      8.64      11.02        11.62
                 10/81)
WDEI2            Diversified Equity Income Fund              0.08              -9.34       --        --          -4.35
                 (3/00; 9/99)
WEXI2            Extra Income Fund (3/00; 5/96)             -16.88            -17.06       --        --          -0.30
WFDI2            Federal Income Fund (3/00; 9/99)            -1.04             -0.97       --        --          -0.91
WNDM2            New Dimensions Fund(R)(3/00; 5/96)          -19.96            -16.85       --        --          15.14
WSCA2            Small Cap Advantage Fund (3/00;            -16.73             -4.86       --        --           5.57
                 9/99)
              AIM V.I.
WCAP2            Capital Appreciation Fund (3/00;           -30.08            -18.50      12.90      --          15.01
                 5/93)
WVAL2            Value Fund (3/00; 5/93)                    -24.80            -21.89      13.29      --          14.96
              Dreyfus
WSRG2            The Dreyfus Socially Responsible           -16.41            -18.63      15.87      --          19.79
                 Growth Fund, Inc. (3/00; 10/93)
              FIDELITY VIP
WDCY2            Dynamic Capital Appreciation                 --                --         --         --           --
                 Portfolio (Service Class 2)
                 (--/--;--/--)
WHIP2            High Income Portfolio (Service               --                --         --         --           --
                 Class 2) (__/__;__/__)
WMDC2            Mid Cap Portfolio (Service Class             --                --         --         --           --
                 2) (__/__;__/__)
              FRANKLIN TEMPLETON VIP TRUST
WISE2            Franklin Income Securities Fund -           7.30              9.11       6.69      10.60         8.53
                 Class 2 (3/00; 1/89)d
WRES2            Franklin Real Estate Fund - Class           24.78             21.04      7.99      11.26         8.25
                 2 (3/00; 1/89)d
WSMC2            Franklin Small Cap Fund - Class 2          -39.06            -22.00      18.78      --          18.82
                 (3/00; 11/95)d
WMSS2            Mutual Shares Securities Fund -             8.98              3.32        --        --           8.91
                 Class 2 (3/00; 11/96)d
              GOLDMAN SACHS VIT
WUSE2            CORESM U.S. Equity Fund (3/00;             -14.95            -17.34       --        --           5.15
                 2/98)e
WGLI2            Global Income Fund (3/00; 1/98)             -1.21             -0.45       --        --           1.47
WITO2            Internet Tollkeeper Fund (5/00;            -37.17              --         --        --         -37.16f
                 4/00)
WMCV2            Mid Cap Value Fund (3/00; 5/98)             32.83             20.52       --        --           0.24
              MFS(R)
WGIS2            Investors Trust Series - Initial            -4.33             -8.76      13.51      --          14.40
                 Class
                 (3/00; 10/95)
WUTS2            Utilities Series - Initial Class           -13.69             -2.25      18.33      --          20.59
                 (3/00; 1/95)


Average Annual Total Return For Annuities With Withdrawal and Selection of the Five-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)

                                                       Performance since
                                                      commencement of the                  Performance since
                                                          subaccounta                  commencement of the fundb

                                                             Since                                               Since
Subaccount    Investing In:                              Commencement         1 Year     5 Years   10 Years   Commencement
----------    -------------                              ------------         ------     -------   --------   ------------

              PUTNAM VARIABLE TRUST
WIGR2            Putnam VT International Growth             -22.80%           -17.28%     --%        --%         15.80%
                 Fund -
                 Class IB Shares (3/00; 1/97)c,g
WVIS2            Putnam VT Vista Fund - Class IB            -30.80            -12.32       --        --          18.23
                 Shares (3/00; 1/97)g
              WELLS FARGO VT
WAAL2            Asset Allocation Fund (3/00;                -8.04             -7.71      10.78      --          11.90
                 4/94)
WCBD2            Corporate Bond Fund (3/00; 9/99)            -0.28             0.67        --        --           0.00
WEQI2            Equity Income Fund (3/00; 5/96)             4.37              -6.77       --        --          11.21
WEQV2            Equity Value Fund (3/00; 5/98)              0.93              -3.62       --        --          -4.30
WGRO2            Growth Fund (3/00; 4/94)                   -19.04            -20.95      11.46      --          12.96
WIEQ2            International Equity Fund (7/00;           -17.41              --         --        --         -17.41f
                 7/00)
WLCG2            Large Company Growth Fund (3/00;           -12.04             -9.16       --        --           6.78
                 9/99)
WMMK2            Money Market Fund (3/00; 5/94)              -4.00             -3.47      2.49       --           2.86
WSCG2            Small Cap Growth Fund (3/00; 5/95)         -47.98            -29.06      7.16       --           9.25
WSTF2            Specialized Technology Fund                  --                --         --         --           --
                 (--/--;--/--)

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
b Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.30% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the five-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund)
d Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999 Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
e    CORESM is a service mark of Goldman, Sachs & Co.
f    Cumulative return (not annualized) since commencement date of the fund.
g Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.

Average Annual Total Return For Annuities Without Withdrawal and Selection of the Five-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000

                                                       Performance since
                                                      commencement of the                  Performance since
                                                          subaccounta                  commencement of the fundb

                                                             Since                                               Since
Subaccount    Investing In:                              Commencement         1 Year     5 Years   10 Years   Commencement
----------    -------------                              ------------         ------     -------   --------   ------------

              AXP(R) VARIABLE PORTFOLIO -
WBCA2            Blue Chip Advantage Fund (3/00;             -9.09%           -12.27%     --%        --%         -0.75%
                 9/99)c
WCAR2            Capital Resource Fund (3/00;                -17.52            -19.15     8.92      11.02        11.62
                 10/81)
WDEI2            Diversified Equity Income Fund               7.53             -2.73       --        --           1.01
                 (3/00; 9/99)
WEXI2            Extra Income Fund (3/00; 5/96)              -10.90            -11.13      --        --           0.07
WFDI2            Federal Income Fund (3/00; 9/99)             6.32              6.36       --        --           4.67
WNDM2            New Dimensions Fund(R)(3/00; 5/96)           -14.24            -10.90      --        --          15.40
WSCA2            Small Cap Advantage Fund (3/00;             -10.74             2.13       --        --          11.42
                 9/99)
              AIM V.I.
WCAP2            Capital Appreciation Fund (3/00;            -25.25            -12.70     13.15      --          15.01
                 5/93)
WVAL2            Value Fund (3/00; 5/93)                     -19.51            -16.37     13.53      --          14.96
              Dreyfus
WSRG2            The Dreyfus Socially Responsible            -10.39            -12.83     16.09      --          19.79
                 Growth Fund, Inc. (3/00; 10/93)
              FIDELITY VIP
WDCY2            Dynamic Capital Appreciation                 --                --         --         --           --
                 Portfolio (Service Class 2)
                 (--/--;--/--)
WHIP2            High Income Portfolio (Service               --                --         --         --           --
                 Class 2) (__/__;__/__)
WMDC2            Mid Cap Portfolio (Service Class             --                --         --         --           --
                 2) (__/__;__/__)
              FRANKLIN TEMPLETON VIP TRUST
WISE2            Franklin Income Securities Fund -           15.33             17.11      7.00      10.60         8.53
                 Class 2 (3/00; 1/89)d
WRES2            Franklin Real Estate Fund - Class           32.81             29.04      8.28      11.26         8.25
                 2 (3/00; 1/89)d
WSMC2            Franklin Small Cap Fund - Class 2           -35.01            -16.50     18.98      --          18.82
                 (3/00; 11/95)d
WMSS2            Mutual Shares Securities Fund -             17.01             11.03       --        --           9.27
                 Class 2 (3/00; 11/96)d
              GOLDMAN SACHS VIT
WUSE2            CORESM U.S. Equity Fund (3/00;              -8.81             -11.43      --        --           7.01
                 2/98)e
WGLI2            Global Income Fund (3/00; 1/98)              6.13              6.92       --        --           3.32
WITO2            Internet Tollkeeper Fund (5/00;             -32.96             --         --        --         -32.98f
                 4/00)
WMCV2            Mid Cap Value Fund (3/00; 5/98)             40.87             28.52       --        --           2.30
              MFS(R)
WGIS2            Investors Trust Series - Initial             2.74             -2.11      13.75      --          14.40
                 Class
                 (3/00; 10/95)
WUTS2            Utilities Series - Initial Class            -7.44              4.98      18.53      --          20.59
                 (3/00; 1/95)

Average Annual Total Return For Annuities Without Withdrawal and Selection of the Five-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)

                                                       Performance since
                                                      commencement of the                  Performance since
                                                          subaccounta                  commencement of the fundb

                                                             Since                                               Since
Subaccount    Investing In:                              Commencement         1 Year     5 Years   10 Years   Commencement
----------    -------------                              ------------         ------     -------   --------   ------------

              PUTNAM VARIABLE TRUST
WIGR2            Putnam VT International Growth             -17.34%           -11.37%     --%        --%         16.44%
                 Fund -
                 Class IB Shares (3/00; 1/97)c,g
WVIS2            Putnam VT Vista Fund - Class IB             -26.04            -5.98       --        --          18.83
                 Shares (3/00; 1/97)g
              WELLS FARGO VT
WAAL2            Asset Allocation Fund (3/00; 4/94)          -1.29             -0.96      11.05      --          11.90
WCBD2            Corporate Bond Fund (3/00; 9/99)            7.14              8.15        --        --           5.71
WEQI2            Equity Income Fund (3/00; 5/96)             12.20             0.06        --        --          11.50
WEQV2            Equity Value Fund (3/00; 5/98)              8.46              3.48        --        --          -2.37
WGRO2            Growth Fund (3/00; 4/94)                   -13.25            -15.35      11.71      --          12.96
WIEQ2            International Equity Fund (7/00;           -11.52              --         --        --         -11.52f
                 7/00)
WLCG2            Large Company Growth Fund (3/00;            -5.64             -2.54       --        --          12.72
                 9/99)
WMMK2            Money Market Fund (3/00; 5/94)              3.10              3.65       2.85       --           2.86
WSCG2            Small Cap Growth Fund (3/00; 5/95)         -44.71            -24.17      7.46       --           9.25
WSTF2            Specialized Technology Fund                  --                --         --         --           --
                 (--/--;--/--)

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
b Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.30% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the five-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund)
d Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999 Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
e    CORESM is a service mark of Goldman, Sachs & Co.
f    Cumulative return (not annualized) since commencement date of the fund.
g Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.

Average Annual Total Return For Annuities With Withdrawal and Selection of the Five-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000

                                                       Performance since
                                                      commencement of the                  Performance since
                                                          subaccounta                  commencement of the fundb

                                                             Since                                               Since
Subaccount    Investing In:                              Commencement         1 Year     5 Years   10 Years   Commencement
----------    -------------                              ------------         ------     -------   --------   ------------

              AXP(R) VARIABLE PORTFOLIO -
WBCA4            Blue Chip Advantage Fund (3/00;            -14.82%           -17.65%     --%        --%         -5.40%
                 9/99)c
WCAR4            Capital Resource Fund (3/00;                -22.59            -23.99     9.27      11.58        12.24%
                 10/81)
WDEI4            Diversified Equity Income Fund               0.51             -8.86       --        --          -3.84%
                 (3/00; 9/99)
WEXI4            Extra Income Fund (3/00; 5/96)              -16.49            -16.61      --        --           0.28
WFDI4            Federal Income Fund (3/00; 9/99)            -0.61             -0.46       --        --          -0.39
WNDM4            New Dimensions Fund(R)(3/00; 5/96)           -19.57            -16.38      --        --          15.76
WSCA4            Small Cap Advantage Fund (3/00;             -16.33            -4.37       --        --           6.14
                 9/99)
              AIM V.I.
WCAP4            Capital Appreciation Fund (3/00;            -29.71            -18.04     13.53      --          15.64
                 5/93)
WVAL4            Value Fund (3/00; 5/93)                     -24.41            -21.43     13.94      --          15.59
              Dreyfus
WSRG4            The Dreyfus Socially Responsible            -16.01            -18.17     16.51      --          20.45
                 Growth Fund, Inc. (3/00; 10/93)
              FIDELITY VIP
WDCY4            Dynamic Capital Appreciation                 --                --         --         --           --
                 Portfolio (Service Class 2)
                 (--/--;--/--)
WHIP4            High Income Portfolio (Service               --                --         --         --           --
                 Class 2) (__/__;__/__)
WMDC4            Mid Cap Portfolio (Service Class             --                --         --         --           --
                 2) (__/__;__/__)
              FRANKLIN TEMPLETON VIP TRUST
WISE4            Franklin Income Securities Fund -            7.77              9.69      7.24      11.16         9.08
                 Class 2 (3/00; 1/89)d
WRES4            Franklin Real Estate Fund - Class           25.32             21.68      8.54      11.82         8.80
                 2 (3/00; 1/89)d
WSMC4            Franklin Small Cap Fund - Class 2           -38.70            -21.55     19.45      --          19.42
                 (3/00; 11/95)d
WMSS4            Mutual Shares Securities Fund -              9.47              3.86       --        --           9.46
                 Class 2 (3/00;11/96)d
              GOLDMAN SACHS VIT
WUSE4            CORESM U.S. Equity Fund (3/00;              -14.55            -16.87      --        --           5.73
                 2/98)e
WGLI4            Global Income Fund (3/00; 1/98)             -0.79              0.06       --        --           2.01
WITO4            Internet Tollkeeper Fund (5/00;             -36.88             --         --        --         -36.82f
                 4/00)
WMCV4            Mid Cap Value Fund (3/00; 5/98)             33.42             21.16       --        --           0.78
              MFS(R)
WGIS4            Investors Trust Series - Initial            -3.92             -8.28      14.10      --          14.99
                 Class
                 (3/00; 10/95)
WUTS4            Utilities Series - Initial Class            -13.29            -1.74      18.93      --          21.20
                 (3/00; 1/95)


Average Annual Total Return For Annuities  With  Withdrawal and Selection of the
Five-Year   Withdrawal   Charge  Schedule  For  Periods  Ending  Dec.  31,  2000
(continued)

                                                       Performance since
                                                      commencement of the                  Performance since
                                                          subaccounta                  commencement of the fundb

                                                             Since                                               Since
Subaccount    Investing In:                              Commencement         1 Year     5 Years   10 Years   Commencement
----------    -------------                              ------------         ------     -------   --------   ------------

              PUTNAM VARIABLE TRUST
WIGR4            Putnam VT International Growth             -22.42%           -16.83%     --%        --%         16.42%
                 Fund -
                 Class IB Shares (3/00; 1/97)c,g
WVIS4            Putnam VT Vista Fund - Class IB             -30.43            -11.85      --        --          18.84
                 Shares (3/00; 1/97)g
              WELLS FARGO VT
WAAL4            Asset Allocation Fund (3/00; 4/94)          -7.63             -7.23      11.35      --          12.48
WCBD4            Corporate Bond Fund (3/00; 9/99)             0.12              1.17       --        --           0.50
WEQI4            Equity Income Fund (3/00; 5/96)              4.82             -6.28       --        --          11.78
WEQV4            Equity Value Fund (3/00; 5/98)               1.37             -3.12       --        --          -3.74
WEQV4
WGRO4            Growth Fund (3/00; 4/94)                    -18.65            -20.49     12.09      --          13.58
WIEQ4            International Equity Fund (7/00;            -16.93             --         --        --         -16.93f
                 7/00)
WLCG4            Large Company Growth    Fund                -11.64            -8.68       --        --           7.37
                 (3/00; 9/99)
WMMK4            Money Market Fund (3/00; 5/94)              -3.61             -3.00      3.04       --           3.41
WSCG4            Small Cap Growth Fund (3/00; 5/95)          -47.64            -28.62     7.81       --           9.85
WSTF4            Specialized Technology Fund                   --                --        --         --           --
                 (--/--;--/--)

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
b Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.30% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the five-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund)
d Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999 Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
e    CORESM is a service mark of Goldman, Sachs & Co.
f    Cumulative return (not annualized) since commencement date of the fund.
g Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.

Average Annual Total Return For Annuities Without Withdrawal and Selection of the Five-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000

                                                       Performance since
                                                      commencement of the                  Performance since
                                                          subaccounta                  commencement of the fundb

                                                             Since                                               Since
Subaccount    Investing In:                              Commencement         1 Year     5 Years   10 Years   Commencement
----------    -------------                              ------------         ------
              AXP(R) VARIABLE PORTFOLIO -
WBCA4            Blue Chip Advantage Fund (3/00;             -8.72%           -11.80%     --%        --%         -0.22%
                 9/99)c
WCAR4            Capital Resource Fund (3/00;                -17.16            -18.68     9.55      11.58        12.24
                 10/81)
WDEI4            Diversified Equity Income Fund               7.95             -2.24       --        --           1.52
                 (3/00; 9/99)
WEXI4            Extra Income Fund (3/00; 5/96)              -10.54            -10.66      --        --           0.64
WFDI4            Federal Income Fund (3/00; 9/99)             6.73              6.89       --        --           5.20
WNDM4            New Dimensions Fund(R)(3/00; 5/96)           -13.88            -10.42      --        --          16.01
WSCA4            Small Cap Advantage Fund (3/00;             -10.36             2.65       --        --          12.00
                 9/99)
              AIM V.I.
WCAP4            Capital Appreciation Fund (3/00;            -24.90            -12.22     13.77      --          15.64
                 5/93)
WVAL4            Value Fund (3/00; 5/93)                     -19.14            -15.90     14.18      --          15.59
              Dreyfus
WSRG4            The Dreyfus Socially Responsible            -10.02            -12.36     16.73      --          20.45
                 Growth Fund, Inc. (3/00; 10/93)
              FIDELITY VIP
WDCY4            Dynamic Capital Appreciation                 --                --         --         --           --
                 Portfolio (Service Class 2)
                 (--/--;--/--)
WHIP4            High Income Portfolio (Service               --                --         --         --           --
                 Class 2) (__/__;__/__)
WMDC4            Mid Cap Portfolio (Service Class             --                --         --         --           --
                 2) (__/__;__/__)
              FRANKLIN TEMPLETON VIP TRUST
WISE4            Franklin Income Securities Fund -           15.77             17.69      7.54      11.16         9.08
                 Class 2 (3/00; 1/89)d
WRES4            Franklin Real Estate Fund - Class           33.32             29.68      8.82      11.82         8.80
                 2 (3/00; 1/89)d
WSMC4            Franklin Small Cap Fund - Class 2           -34.67            -16.03     19.65      --          19.42
                 (3/00; 11/95)d
WMSS4            Mutual Shares Securities Fund -             17.47             11.59       --        --           9.83
                 Class 2 (3/00;11/96)d
              GOLDMAN SACHS VIT
WUSE4            CORESM U.S. Equity Fund (3/00;              -8.43             -10.95      --        --           7.57
                 2/98)e
WGLI4            Global Income Fund (3/00; 1/98)              6.53              7.46       --        --           3.85
WITO4            Internet Tollkeeper Fund (5/00;             -32.69             --         --        --         -32.63f
                 4/00)
WMCV4            Mid Cap Value Fund (3/00; 5/98)             41.42             29.16       --        --           2.84
              MFS(R)
WGIS4            Investors Trust Series - Initial             3.13             -1.61      14.34      --          14.99
                 Class
                 (3/00; 10/95)
WUTS4            Utilities Series - Initial Class            -7.06              5.50      19.13      --          21.20
                 (3/00; 1/95)


Average Annual Total Return For Annuities Without Withdrawal and Selection of the Five-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000 (continued)

                                                       Performance since
                                                      commencement of the                  Performance since
                                                          subaccounta                  commencement of the fundb

                                                             Since                                               Since
Subaccount    Investing In:                              Commencement         1 Year     5 Years   10 Years   Commencement
----------    -------------                              ------------         ------
              PUTNAM VARIABLE TRUST
WIGR4            Putnam VT International Growth             -16.98%           -10.90%     --%        --%         17.05%
                 Fund -
                 Class IB Shares (3/00; 1/97)c,g
WVIS4            Putnam VT Vista Fund - Class IB             -25.69            -5.49       --        --          19.44
                 Shares (3/00; 1/97)g
              WELLS FARGO VT
WAAL4            Asset Allocation Fund (3/00; 4/94)          -0.90             -0.46      11.61      --          12.48
WCBD4            Corporate Bond Fund (3/00; 9/99)             7.52              8.66       --        --          6.21%
WEQI4            Equity Income Fund (3/00; 5/96)             12.63              0.56       --        --          12.06
WEQV4            Equity Value Fund (3/00; 5/98)               8.88              4.00       --        --          -1.82
WEQV4
WGRO4            Growth Fund (3/00; 4/94)                    -12.88            -14.88     12.34      --          13.58
WIEQ4            International Equity Fund (7/00;            -11.01             --         --        --         -11.01f
                 7/00)
WLCG4            Large Company Growth    Fund                -5.26             -2.04       --        --          13.32
                 (3/00; 9/99)
WMMK4            Money Market Fund (3/00; 5/94)               3.46              4.13      3.39       --           3.41
WSCG4            Small Cap Growth Fund (3/00; 5/95)          -44.39            -23.71     8.11       --           9.85
WSTF4            Specialized Technology Fund                   --                --        --         --           --
                 (--/--;--/--)

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
b Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.30% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the five-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund)
d Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999 Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
e    CORESM is a service mark of Goldman, Sachs & Co.
f    Cumulative return (not annualized) since commencement date of the fund.
g Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.

Average Annual Total Return For Annuities With Withdrawal and Selection of the Seven-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000


                                                           Performance since
                                                            commencement of                          Performance since
                                                            the subaccounta                      commencement of the fundb

                                                                             Since                                         Since
Subaccount   Investing In:                            1 Year    5 Years   Commencement     1 Year    5 Years  10 Years  Commencement
----------   -------------                            ------    -------   ------------     ------    -------  --------  ------------

             AXP(R) VARIABLE PORTFOLIO -
WBCA5           Blue Chip Advantage Fund (3/00;        --%       --%        -15.01%c     -17.91%     --%       --%         -5.69%
                9/99)b
ECR             Capital Resource Fund (2/95; 10/81)   -24.25     8.46        10.75        -24.25     8.46      11.25        11.87
WDEI5           Diversified Equity Income Fund          --        --         0.31c        -9.12       --        --          -4.12
                (3/00; 9/99)
EIA             Extra Income Fund (8/99; 5/96)        -16.88      --         -12.63       -16.88      --        --          -0.62
WFDI5           Federal Income Fund (3/00; 9/99)        --        --         -0.82c       -0.74       --        --          -0.67
EGD             New Dimensions Fund(R)(10/97; 5/96)    -16.64      --         12.83        -16.64      --        --          15.03
WSCA5           Small Cap Advantage Fund (3/00;         --        --        -16.53c       -4.61       --        --          5.84
                9/99)
             AIM V.I.
ECA             Capital Appreciation Fund (8/99;      -18.30      --         11.42        -18.30     12.82      --          15.30
                5/93)
EVA             Value Fund (10/97; 5/93)              -21.69      --         10.51        -21.69     13.21      --          15.20
             Dreyfus
ESR             The Dreyfus Socially Responsible      -18.41      --         -4.70        -18.41     15.83      --          20.08
                Growth Fund, Inc. (8/99; 10/93)
             FIDELITY VIP
WDCY5           Dynamic Capital Appreciation            --        --           --           --        --        --           --
                Portfolio (Service Class 2)
                (--/--;--/--)
WHIP5           High Income Portfolio (Service          --        --           --           --        --        --           --
                Class 2) (__/__;__/__)
EFM             Mid Cap Portfolio (Service Class 2)     --        --           --           --        --        --           --
                (--/--;--/--)
             FRANKLIN TEMPLETON VIP TRUST
WISE5           Franklin Income Securities Fund -       --        --         7.57c         9.40      6.50      10.88        8.80
                Class 2
                (3/00; 1/89)d
ERE             Franklin Real Estate Fund - Class 2    21.35      --         15.10        21.35      7.82      11.53        8.51
                (9/99; 1/89)d
WSMC5           Franklin Small Cap Fund - Class 2       --        --        -38.90c       -21.81     18.78      --          18.74
                (3/00; 11/95)d
EMU             Mutual Shares Securities Fund -        3.58       --          8.59         3.58       --        --          8.63
                Class 2
                (9/99; 11/96)d
             GOLDMAN SACHS VIT
JUS             CORESM U.S. Equity Fund (9/99;        -17.13      --         -5.40        -17.13      --        --          5.11
                2/98)e
JGL             Global Income Fund (9/99; 1/98)        -0.21      --         -0.05        -0.21       --        --          1.41
WITO5           Internet Tollkeeper Fund (5/00;         --        --        -37.03c        --         --        --         -37.01f
                4/00)
JMC             Mid Cap Value Fund (10/99; 5/98)       20.84      --         17.58        20.84       --        --          0.14
             MFS(R)
WGIS5           Investors Trust Series - Initial        --        --         -4.11c       -8.54      13.44      --          14.25
                Class (3/00; 10/95)
EUT             Utilities Series - Initial Class       -2.01     18.31       14.99        -2.01      18.31      --          20.63
                (9/99; 1/95)


Average Annual Total Return For Annuities With Withdrawal and Selection of the Seven-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)

                                                           Performance since
                                                            commencement of                          Performance since
                                                            the subaccounta                      commencement of the fundb

                                                                             Since                                         Since
Subaccount   Investing In:                            1 Year    5 Years   Commencement     1 Year    5 Years  10 Years  Commencement
----------   -------------                            ------    -------   ------------     ------    -------  --------  ------------

             PUTNAM VARIABLE TRUST
EPL             Putnam VT International Growth Fund   -17.08%     --%         10.19%      -17.08%    --%        --%         15.79%
                -
                Class IB Shares (9/99; 1/97)c,g
EPT             Putnam VT Vista Fund - Class IB       -12.11      --          14.41       -12.11      --        --          18.22
                Shares
                (8/99; 1/97)g
             WELLS FARGO VT
WAAL5           Asset Allocation Fund (3/00; 4/94)      --        --          -7.82c       -7.48     10.67      --          12.02
WCBD5           Corporate Bond Fund (3/00; 9/99)        --        --          -0.11c       0.86       --        --           0.19
WEQI5           Equity Income Fund (3/00; 5/96)         --        --          4.62c        -6.54      --        --          11.05
WEQV5           Equity Value Fund (3/00; 5/98)          --        --          1.17c        -3.38      --        --          -4.39
WGRO5           Growth Fund (3/00; 4/94)                --        --         -18.85c      -20.74     11.35      --          13.09
WIEQ5           International Equity Fund (7/00;        --        --         -17.31c        --        --        --         -17.31f
                7/00)
WLCG5           Large Company Growth Fund (3/00;        --        --         -11.83c       -8.94      --        --           7.04
                9/99)
WMMK5           Money Market Fund (3/00; 5/94)          --        --          -3.77c       -3.22     2.21       --           2.87
WSCG5           Small Cap Growth Fund (3/00; 5/95)      --        --         -47.85c      -28.88     6.98       --           9.05
WSTF5           Specialized Technology Fund             --         --           --          --        --         --           --
                (--/--;--/--)

a Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.05% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the seven-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
b    (Commencement date of the subaccount; Commencement date of the fund)
c    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
d Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
e    CORESM is a service mark of Goldman, Sachs & Co.
f    Cumulative return (not annualized) since commencement date of the fund.
g Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.

Average Annual Total Return For Annuities Without Withdrawal and Selection of the Seven-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000

                                                           Performance since
                                                            commencement of                          Performance since
                                                            the subaccounta                      commencement of the fundb

                                                                             Since                                         Since
Subaccount   Investing In:                            1 Year    5 Years   Commencement     1 Year    5 Years  10 Years  Commencement
----------   -------------                            ------    -------   ------------     ------    -------  --------  ------------

             AXP(R) VARIABLE PORTFOLIO -
WBCA5           Blue Chip Advantage Fund (3/00;        --%       --%       -8.90%c      -12.05%     --%        --%         -0.51%
                9/99)b
ECR             Capital Resource Fund (2/95; 10/81)   -18.94     9.18       11.16        -18.94     9.18      11.25        11.87
WDEI5           Diversified Equity Income Fund          --       --         7.75c        -2.49       --        --           1.25
                (3/00; 9/99)
EIA             Extra Income Fund (8/99; 5/96)        -10.93     --         -7.99        -10.93      --        --           0.31
WFDI5           Federal Income Fund (3/00; 9/99)        --       --         6.53c         6.62       --        --           4.92
EGD             New Dimensions Fund(R)(10/97; 5/96)    -10.67     --         14.26        -10.67      --        --          15.67
WSCA5           Small Cap Advantage Fund (3/00;         --       --        -10.55c        2.40       --        --          11.71
                9/99)
             AIM V.I.
ECA             Capital Appreciation Fund (8/99;      -12.47     --         19.42        -12.47     13.43      --          15.30
                5/93)
EVA             Value Fund (10/97; 5/93)              -16.16     --         12.01        -16.16     13.81      --          15.20
             Dreyfus
ESR             The Dreyfus Socially Responsible      -12.60     --          0.22        -12.60     16.38      --          20.08
                Growth Fund, Inc. (8/99; 10/93)
             FIDELITY VIP
WDCY5           Dynamic Capital Appreciation            --        --          --           --        --         --           --
                Portfolio (Service Class 2)
                (--/--;--/--)
WHIP5           High Income Portfolio (Service          --        --          --           --        --         --           --
                Class 2) (__/__;__/__)
EFM             Mid Cap Portfolio (Service Class 2)     --        --          --           --        --         --           --
                (--/--;--/--)
             FRANKLIN TEMPLETON VIP TRUST
WISE5           Franklin Income Securities Fund -       --       --         15.57c       17.40      7.27      10.88         8.80
                Class 2
                (3/00; 1/89)d
ERE             Franklin Real Estate Fund - Class 2    29.35     --         21.08        29.35      8.55      11.53         8.51
                (9/99; 1/89)d
WSMC5           Franklin Small Cap Fund - Class 2       --       --        -34.87c       -16.29     19.27      --          19.11
                (3/00; 11/95)d
EMU             Mutual Shares Securities Fund -        11.32     --         14.67        11.32       --        --           9.55
                Class 2
                (9/99; 11/96)d
             GOLDMAN SACHS VIT
JUS             CORESM U.S. Equity Fund (9/99;        -11.20     --         -0.12        -11.20      --        --           7.28
                2/98)e
JGL             Global Income Fund (9/99; 1/98)        7.19      --          5.68         7.19       --        --           3.58
WITO5           Internet Tollkeeper Fund (5/00;         --       --        -32.84c        --         --        --         -32.82f
                4/00)
JMC             Mid Cap Value Fund (10/99; 5/98)       28.84     --         23.72        28.84       --        --           2.56
             MFS(R)
WGIS5           Investors Trust Series - Initial        --       --         2.95c        -1.86      14.04      --          14.69
                Class (3/00; 10/95)
EUT             Utilities Series - Initial Class       5.24      --         20.97         5.24      18.82      --          20.89
                (9/99; 1/95)


Average Annual Total Return For Annuities Without Withdrawal and Selection of the Seven-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)

                                                           Performance since
                                                            commencement of                          Performance since
                                                            the subaccounta                      commencement of the fundb

                                                                             Since                                         Since
Subaccount   Investing In:                            1 Year    5 Years   Commencement     1 Year    5 Years  10 Years  Commencement
----------   -------------                            ------    -------   ------------     ------    -------  --------  ------------

             PUTNAM VARIABLE TRUST
EPL             Putnam VT International Growth Fund   -11.15%     --%          16.24%      -11.15%    --%       --%        16.74%
                -
                Class IB Shares (9/99; 1/97)g
EPT             Putnam VT Vista Fund - Class IB        -5.75       --          20.01        -5.75      --       --          19.12
                Shares
                (8/99; 1/97)g
             WELLS FARGO VT
WAAL5           Asset Allocation Fund (3/00; 4/94)b     --         --          -1.08c       -0.71     11.33     --          12.18
WCBD5           Corporate Bond Fund (3/00; 9/99)        --         --          7.29c        8.35       --       --          5.92
WEQI5           Equity Income Fund (3/00; 5/96)         --         --          12.43c       0.31       --       --          11.78
WEQV5           Equity Value Fund (3/00; 5/98)          --         --          8.68c        3.74       --       --          -2.12
WGRO5           Growth Fund (3/00; 4/94)                --         --         -13.07c      -15.13     11.99     --          13.24
WIEQ5           International Equity Fund (7/00;        --         --         -11.41c        --        --       --         -11.41f
                7/00)
WLCG5           Large Company Growth Fund (3/00;        --         --          -5.45c       -2.30      --       --          13.00
                9/99)
WMMK5           Money Market Fund (3/00; 5/94)          --         --          3.32c        3.92      3.11      --          3.32
WSCG5           Small Cap Growth Fund (3/00; 5/95)      --         --         -44.59c      -23.98     7.73      --          9.52
WSTF5           Specialized Technology Fund             --         --            --          --        --        --          --
                (--/--;--/--)

a Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.05% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the seven-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
b    (Commencement date of the subaccount; Commencement date of the fund)
c    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
d Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
e    CORESM is a service mark of Goldman, Sachs & Co.
f    Cumulative return (not annualized) since commencement date of the fund.
g Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.

Average Annual Total Return For Annuities With Withdrawal and Selection of the Seven-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000


                                                           Performance since
                                                            commencement of                          Performance since
                                                            the subaccounta                      commencement of the fundb

                                                                             Since                                         Since
Subaccount   Investing In:                            1 Year    5 Years   Commencement     1 Year    5 Years  10 Years  Commencement
----------   -------------                            ------    -------   ------------     ------    -------  --------  ------------

              AXP(R) VARIABLE PORTFOLIO -
WBCA7            Blue Chip Advantage Fund (3/00;            -14.65%           -17.45%     --%        --%         -5.17%
                 9/99)c
WCAR7            Capital Resource Fund (3/00;               -22.43            -23.80      9.13      11.86        12.52
                 10/81)
WDEI7            Diversified Equity Income Fund              0.71              -8.64       --        --          -3.61
                 (3/00; 9/99)
WEXI7            Extra Income Fund (3/00; 5/96)             -16.31            -16.39       --        --          -0.03
WFDI7            Federal Income Fund (3/00; 9/99)            -0.43             -0.23       --        --          -0.16
WNDM7            New Dimensions Fund(R)(3/00; 5/96)          -19.40            -16.18       --        --          15.68
WSCA7            Small Cap Advantage Fund (3/00;            -16.16             -4.13       --        --           6.40
                 9/99)
              AIM V.I.
WCAP7            Capital Appreciation Fund (3/00;           -29.57            -17.83      13.46      --          15.93
                 5/93)
WVAL7            Value Fund (3/00; 5/93)                    -24.26            -21.24      13.87      --          15.88
              Dreyfus
WSRG7            The Dreyfus Socially Responsible           -15.83            -17.96      16.48      --          20.75
                 Growth Fund, Inc. (3/00; 10/93)
              FIDELITY VIP
WDCY7            Dynamic Capital Appreciation                 --                --         --         --           --
                 Portfolio (Service Class 2)
                 (--/--;--/--)
WHIP7            High Income Portfolio (Service               --                --         --         --           --
                 Class 2) (__/__;__/__)
WMDC7            Mid Cap Portfolio (Service Class             --                --         --         --           --
                 2) (__/__;__/__)
              FRANKLIN TEMPLETON VIP TRUST
WISE7            Franklin Income Securities Fund -           8.01              9.98       7.06      11.43         9.35
                 Class 2 (3/00; 1/89)d
WRES7            Franklin Real Estate Fund - Class           25.59             21.99      8.38      12.09         9.07
                 2 (3/00; 1/89)d
WSMC7            Franklin Small Cap Fund - Class 2          -38.56            -21.33      19.46      --          19.35
                 (3/00; 11/95)d
WMSS7            Mutual Shares Securities Fund -             9.70              4.11        --        --           9.20
                 Class 2 (3/00; 11/96)d
              GOLDMAN SACHS VIT
WUSE7            CORESM U.S. Equity Fund (3/00;              -14.3            -16.67       --        --           5.69
                 2/98)e
WGLI7            Global Income Fund (3/00; 1/98)             -0.59             0.31        --        --           1.95
WITO7            Internet Tollkeeper Fund (5/00;            -36.77              --         --        --         -36.72g
                 4/00)
WMCV7            Mid Cap Value Fund (3/00; 5/98)             33.70             21.47       --        --           0.68
              MFS(R)
WGIS7            Investors Trust Series - Initial            -3.67             -8.02      14.05      --          14.86
                 Class
                 (3/00; 10/95)
WUTS7            Utilities Series - Initial Class           -13.11             -1.49      18.93      --          21.25
                 (3/00; 1/95)

Average Annual Total Return For Annuities  With  Withdrawal and Selection of the
Seven-Year   Withdrawal  Charge  Schedule  For  Periods  Ending  Dec.  31,  2000
(continued)

                                                       Performance since
                                                      commencement of the                  Performance since
                                                          subaccounta                  commencement of the fundb

                                                             Since                                               Since
Subaccount    Investing In:                              Commencement         1 Year     5 Years   10 Years   Commencement
----------    -------------                              ------------         ------     -------   --------   ------------

              PUTNAM VARIABLE TRUST
WIGR7            Putnam VT International Growth             -22.26%           -16.62%     --%        --%         16.40%
                 Fund -
                 Class IB Shares (3/00; 1/97)g
WVIS7            Putnam VT Vista Fund - Class IB            -30.28            -11.63       --        --          18.85
                 Shares (3/00; 1/97)g
              WELLS FARGO VT
WAAL7            Asset Allocation Fund (3/00;                -7.44             -7.00      11.24      --          12.60
                 4/94)c
WCBD7            Corporate Bond Fund (3/00; 9/99)            0.20              1.32        --        --           0.67
WEQI7            Equity Income Fund (3/00; 5/96)             5.30              -6.05       --        --          11.63
WEQV7            Equity Value Fund (3/00; 5/98)              1.79              -2.67       --        --          -3.75
WGRO7            Growth Fund (3/00; 4/94)                   -18.49            -20.29      11.99      --          13.72
WIEQ7            International Equity Fund (7/00;           -16.83              --         --        --         -16.83f
                 7/00)
WLCG7            Large Company Growth Fund (3/00;           -11.46             -8.45       --        --           7.64
                 9/99)
WMMK7            Money Market Fund (3/00; 5/94)              -3.44             -2.73      2.77       --           3.43
WSCG7            Small Cap Growth Fund (3/00; 5/95)         -47.53            -28.44      7.64       --           9.66
WSTF7            Specialized Technology Fund                  --                --         --         --           --
                 (--/--;--/--)

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
b Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.05% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges associated with the seven-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund)
d Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999 Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
e    CORESM is a service mark of Goldman, Sachs & Co.
f    Cumulative return (not annualized) since commencement date of the fund.
g Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.

Average Annual Total Return For Annuities Without Withdrawal and Selection of the Seven-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000

                                                       Performance since
                                                      commencement of the                  Performance since
                                                          subaccounta                  commencement of the fundb

                                                             Since                                               Since
Subaccount    Investing In:                              Commencement         1 Year     5 Years   10 Years   Commencement
----------    -------------                              ------------         ------     -------   --------   ------------

              AXP(R) VARIABLE PORTFOLIO -
WBCA7            Blue Chip Advantage Fund (3/00;            -8.53%            -11.58%     --%        --%         0.02%
                 9/99)c
WCAR7            Capital Resource Fund (3/00;               -16.99            -18.48      9.83      11.86        12.52
                 10/81)
WDEI7            Diversified Equity Income Fund              8.17              -2.00       --        --           1.77
                 (3/00; 9/99)
WEXI7            Extra Income Fund (3/00; 5/96)             -10.34            -10.43       --        --           0.90
WFDI7            Federal Income Fund (3/00; 9/99)            6.92              7.14        --        --           5.44
WNDM7            New Dimensions Fund(R)(3/00; 5/96)          -13.70            -10.19       --        --          16.30
WSCA7            Small Cap Advantage Fund (3/00;            -10.18             2.90        --        --          12.28
                 9/99)
              AIM V.I.
WCAP7            Capital Appreciation Fund (3/00;           -24.75            -11.99      14.06      --          15.93
                 5/93)
WVAL7            Value Fund (3/00; 5/93)                    -18.98            -15.69      14.46      --          15.88
              Dreyfus
WSRG7            The Dreyfus Socially Responsible            -9.82            -12.13      17.02      --          20.75
                 Growth Fund, Inc. (3/00; 10/93)
              FIDELITY VIP
WDCY7            Dynamic Capital Appreciation                 --                --         --         --           --
                 Portfolio (Service Class 2)
                 (--/--;--/--)
WHIP7            High Income Portfolio (Service               --                --         --         --           --
                 Class 2) (__/__;__/__)
WMDC7            Mid Cap Portfolio (Service Class             --                --         --         --           --
                 2) (__/__;__/__)
              FRANKLIN TEMPLETON VIP TRUST
WISE7            Franklin Income Securities Fund -           16.01             17.98      7.81      11.43         9.35
                 Class 2 (3/00; 1/89)d
WRES7            Franklin Real Estate Fund - Class           33.59             29.99      9.09      12.09         9.07
                 2 (3/00; 1/89)d
WSMC7            Franklin Small Cap Fund - Class 2          -34.52            -15.80      19.95      --          19.72
                 (3/00; 11/95)d
WMSS7            Mutual Shares Securities Fund -             17.70             11.86       --        --          10.10
                 Class 2 (3/00; 11/96)d
              GOLDMAN SACHS VIT
WUSE7            CORESM U.S. Equity Fund (3/00;              -8.24            -10.73       --        --           7.84
                 2/98)e
WGLI7            Global Income Fund (3/00; 1/98)             6.75              7.73        --        --           4.11
WITO7            Internet Tollkeeper Fund (5/00;            -32.58              --         --        --         -32.52f
                 4/00)
WMCV7            Mid Cap Value Fund (3/00; 5/98)             41.70             29.47       --        --           3.09
              MFS(R)
WGIS7            Investors Trust Series - Initial            3.40              -1.33      14.63      --          15.29
                 Class
                 (3/00; 10/95)
WUTS7            Utilities Series - Initial Class            -6.86             5.77       19.42      --          21.50
                 (3/00; 1/95)


Average Annual Total Return For Annuities Without Withdrawal and Selection of the Seven-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000 (continued)

                                                       Performance since
                                                      commencement of the                  Performance since
                                                          subaccounta                  commencement of the fundb

                                                             Since                                               Since
Subaccount    Investing In:                              Commencement         1 Year     5 Years   10 Years   Commencement
----------    -------------                              ------------         ------     -------   --------   ------------

              PUTNAM VARIABLE TRUST
WIGR7            Putnam VT International Growth             -16.80%           -10.67%     --%        --%         17.34%
                 Fund -
                 Class IB Shares (3/00; 1/97)g
WVIS7            Putnam VT Vista Fund - Class IB            -25.52             -5.24       --        --          19.74
                 Shares (3/00; 1/97)g
              WELLS FARGO VT
WAAL7            Asset Allocation Fund (3/00;                -0.70             -0.21      11.89      --          12.75
                 4/94)c
WCBD7            Corporate Bond Fund (3/00; 9/99)            7.61              8.82        --        --           6.39
WEQI7            Equity Income Fund (3/00; 5/96)             13.15             0.82        --        --          12.34
WEQV7            Equity Value Fund (3/00; 5/98)              9.34              4.49        --        --          -1.49
WGRO7            Growth Fund (3/00; 4/94)                   -12.70            -14.66      12.62      --          13.86
WIEQ7            International Equity Fund (7/00;           -10.90              --         --        --         -10.90f
                 7/00)
WLCG7            Large Company Growth Fund (3/00;            -5.07             -1.80       --        --          13.60
                 9/99)
WMMK7            Money Market Fund (3/00; 5/94)              3.66              4.42       3.66       --           3.67
WSCG7            Small Cap Growth Fund (3/00; 5/95)         -44.27            -23.52      8.38       --          10.12
WSTF7            Specialized Technology Fund                  --                --         --         --           --
                 (--/--;--/--)

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
b Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.05% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges associated with the seven-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund)
d Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999 Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
e    CORESM is a service mark of Goldman, Sachs & Co.
f    Cumulative return (not annualized) since commencement date of the fund.
g Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Benefit ProtectorSM Death Benefit Rider fee, the Benefit ProtectorSM Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee and the mortality and expense risk fee.

Calculation of Yield for a Subaccount Investing in a Money Market Fund

Annualized Simple Yield:

For a subaccount investing in a money market fund, we base quotations of simple yield on:
(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b)  less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d)  multiplying the base period return by 365/7.

The subaccount's value includes:
o    any declared dividends,
o the value of any shares purchased with dividends paid during the period, and o any dividends declared for such shares.

It does not include:
o the effect of any applicable withdrawal charge, or o any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) 365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                           YIELD = 2[( a-b + 1)6 - 1]
                                       ---
                                       cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ending Dec. 31, 2000

Subaccount       Investing In:                                                  Yield
----------       -------------                                                  -----
WDEI2            AXP(R)Variable Portfolio - Diversified Equity Income Fund           %
WDEI4            AXP(R)Variable Portfolio - Diversified Equity Income Fund
WDEI5            AXP(R)Variable Portfolio - Diversified Equity Income Fund
WDEI7            AXP(R)Variable Portfolio - Diversified Equity Income Fund
WEXI2            AXP(R)Variable Portfolio - Extra Income Fund
WEXI4            AXP(R)Variable Portfolio - Extra Income Fund
EIA              AXP(R)Variable Portfolio - Extra Income Fund
WEXI7            AXP(R)Variable Portfolio - Extra Income Fund
WFDI2            AXP(R)Variable Portfolio - Federal Income Fund
WFDI4            AXP(R)Variable Portfolio - Federal Income Fund
WFDI5            AXP(R)Variable Portfolio - Federal Income Fund
WFDI7            AXP(R)Variable Portfolio - Federal Income Fund

[To be updated upon amendment.]

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.


CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by
o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if selected) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

The One-Year Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency                  Rating

      A.M. Best                 A+ (Superior)

    Duff & Phelps                    AAA

       Moody's                 Aa2 (Excellent)

--------------------------------------------------------------------------------
A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. American Enterprise Life has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in American Enterprise Life's General Account and reflects American Enterprise Life's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with American Enterprise Life's variable products.

PRINCIPAL UNDERWRITER

The principal underwriter for the contracts is American Express Financial Advisors Inc. (AEFA) which offers them on a continuous basis.

Withdrawal charges received by AEFA for the last year aggregated total $_______.

Commissions paid by AEL for the last year aggregated total $_______.

[To be updated upon amendment.]

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

[To be inserted upon amendment.]

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                WELLS FARGO ADVANTAGESM BUILDER VARIABLE ANNUITY

                  American Enterprise Variable Annuity Account

                                   May 1. 2001

American  Enterprise  Variable Annuity Account is a separate account established
and  maintained  by  American   Enterprise  Life  Insurance   Company  (American
Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
1-800-333-3437

                                TABLE OF CONTENTS

Performance Information.......................................................p.

Calculating Annuity Payouts...................................................p.

Rating Agencies...............................................................p.

Principal Underwriter.........................................................p.

Independent Auditors..........................................................p.

Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some subaccounts we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

[To be updated upon amendment.]

Average Annual Total Return (Without Purchase Payment Credits) For Annuities With Withdrawal and Selection of the Six-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000

                                                           Performance since
                                                            commencement of                 Performance since
                                                            the subaccounta             commencement of the fundb

                                                                Since                                            Since
Subaccount    Investing In:                                  Commencement       1 Year    5 Years  10 Years   Commencement
----------    -------------                                  ------------       ------    -------  --------   ------------

              AXP(R) VARIABLE PORTFOLIO -
WBCA1            Blue Chip Advantage Fund (3/00; 9/99)c        -15.24%         -18.16%      --%       --%        -5.95%
WCAR1            Capital Resource Fund (3/00; 10/81)            -22.99          -24.47     8.30      10.98       11.58
WDEI1            Diversified Equity Income Fund (3/00;           0.05           -9.39       --        --         -4.39
                 9/99)
WEXI1            Extra Income Fund (3/00; 5/96)                 -16.94          -17.15      --        --         -0.72
WFDI1            Federal Income Fund (3/00; 9/99)               -1.08           -1.02       --        --         -0.96
WNDM1            New Dimensions Fund(R)(3/00; 5/96)              -19.98          -16.90      --        --         14.84
WSCA1            Small Cap Advantage Fund (3/00; 9/99)          -16.75          -4.89       --        --          5.54
              AIM V.I.
WCAP1            Capital Appreciation Fund (3/00; 5/93)         -30.10          -18.55     12.61      --         14.96
WVAL1            Value Fund (3/00; 5/93)                        -24.82          -21.93     13.00      --         14.91
              Dreyfus
WSRG1            The Dreyfus Socially Responsible               -16.43          -18.68     15.60      --         19.74
                 Growth Fund, Inc. (3/00; 10/93)
              FIDELITY VIP
WDCY1            Dynamic Capital Appreciation Portfolio           --              --        --        --           --
                 (Service Class 2) (__/__;__/__)
WHIP1            High Income Portfolio (Service Class             --              --        --        --           --
                 2) (__/__;__/__)
WMDC1            Mid Cap Portfolio (Service Class 2)              --              --        --        --           --
                 (--/--;--/--)
              FRANKLIN TEMPLETON VIP TRUST
WISE1            Franklin Income Securities Fund -               7.26            9.06      6.34      10.56        8.48
                 Class 2 (3/00; 1/89)d
WRES1            Franklin Real Estate Fund - Class 2            24.73           20.98      7.64      11.21        8.20
                 (3/00; 1/89)d
WSMC1            Franklin Small Cap Fund - Class 2              -39.07          -22.05     18.53      --         18.58
                 (3/00; 11/95)d
WMSS1            Mutual Shares Securities Fund - Class           8.95            3.28       --        --          8.49
                 2 (3/00; 11/96)d
              GOLDMAN SACHS VIT
WUSE1            CORESM U.S. Equity Fund (3/00; 2/98)e          -14.98          -17.39      --        --          4.47
WGLI1            Global Income Fund (3/00; 1/98)                -1.24           -0.49       --        --          0.80
WITO2            Internet Tollkeeper Fund (5/00; 4/00)          -37.18            --        --        --        -37.13f
WMCV1            Mid Cap Value Fund (3/00; 5/98)                32.79           20.46       --        --         -0.51
              MFS(R)
WGIS1            Investors Trust Series - Initial Class         -4.37           -8.82      13.22      --         14.13
                 (3/00; 10/95)
WUTS1            Utilities Series - Initial Class               -13.72          -2.29      18.07      --         20.41
                 (3/00; 1/95)

Average Annual Total Return (Without Purchase Payment Credits) For Annuities With Withdrawal and Selection of the Six-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)

                                                           Performance since
                                                            commencement of                 Performance since
                                                            the subaccounta             commencement of the fundb

                                                                Since                                            Since
Subaccount    Investing In:                                  Commencement       1 Year    5 Years  10 Years   Commencement
----------    -------------                                  ------------       ------    -------  --------   ------------

              PUTNAM VARIABLE TRUST
WIGR1            Putnam VT International Growth Fund -         -22.83%         -17.34%      --%       --%        15.42%
                 Class IB Shares (3/00; 1/97)c,g
WVIS1            Putnam VT Vista Fund - Class IB Shares         -30.83          -12.38      --        --         17.87
                 (3/00; 1/97)g
              WELLS FARGO VT
WAAL1            Asset Allocation Fund (3/00; 4/94)             -8.07           -7.76      10.47      --         11.85
WCBD1            Corporate Bond Fund (3/00; 9/99)               -0.32            0.63       --        --         -0.05%
WEQI1            Equity Income Fund (3/00; 5/96)                 4.34           -6.82       --        --         10.87
WEQV1            Equity Value Fund (3/00; 5/98)                  0.90           -3.66       --        --         -5.00
WGRO1            Growth Fund (3/00; 4/94)                       -19.07          -20.99     11.15      --         12.91
WIEQ1            International Equity Fund (7/00; 7/00)         -17.17            --        --        --        -17.17 f
WLCG1            Large Company Growth Fund (3/00; 9/99)         -12.07          -9.22       --        --          6.74
WMMK1            Money Market Fund (3/00; 5/94)                 -4.02           -3.50      2.08       --          2.82
WSCG1            Small Cap Growth Fund (3/00; 5/95)             -48.00          -29.10     6.81       --          8.97
WSTF1            Specialized Technology Fund                      --              --        --        --           --
                 (--/--;--/--)

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
b Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.35% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the six-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund)
d Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
e    CORESM is a service mark of Goldman, Sachs & Co.
f    Cumulative return (not annualized) since commencement date of the fund.
g Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.

Average Annual Total Return (Without Purchase Payment Credits) For Annuities Without Withdrawal and Selection of the Six-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000

                                                           Performance since
                                                            commencement of                 Performance since
                                                            the subaccounta             commencement of the fundb

                                                                Since                                            Since
Subaccount    Investing In:                                  Commencement       1 Year    5 Years  10 Years   Commencement
----------    -------------                                  ------------       ------    -------  --------   ------------

              AXP(R) VARIABLE PORTFOLIO -
WBCA1            Blue Chip Advantage Fund (3/00; 9/99)c         -9.13%         -12.32%      --%       --%        -0.79%
WCAR1            Capital Resource Fund (3/00; 10/81)            -17.56          -19.18     8.88      10.98       11.58
WDEI1            Diversified Equity Income Fund (3/00;           7.49           -2.79       --        --          0.97
                 9/99)
WEXI1            Extra Income Fund (3/00; 5/96)                 -10.97          -11.22      --        --          0.02
WFDI1            Federal Income Fund (3/00; 9/99)                6.27            6.31       --        --          4.62
WNDM1            New Dimensions Fund(R)(3/00; 5/96)              -14.28          -10.95      --        --         15.35
WSCA1            Small Cap Advantage Fund (3/00; 9/99)          -10.77           2.10       --        --         11.39
              AIM V.I.
WCAP1            Capital Appreciation Fund (3/00; 5/93)         -25.28          -12.75     13.10      --         14.96
WVAL1            Value Fund (3/00; 5/93)                        -19.54          -16.42     13.49      --         14.91
              Dreyfus
WSRG1            The Dreyfus Socially Responsible               -10.43          -12.88     16.04      --         19.74
                 Growth Fund, Inc. (3/00; 10/93)
              FIDELITY VIP
WDCY1            Dynamic Capital Appreciation Portfolio           --              --        --        --           --
                 (Service Class 2) (__/__;__/__)
WHIP1            High Income Portfolio (Service Class             --              --        --        --           --
                 2) (__/__;__/__)
WMDC1            Mid Cap Portfolio (Service Class 2)              --              --        --        --           --
                 (--/--;--/--)
              FRANKLIN TEMPLETON VIP TRUST
WISE1            Franklin Income Securities Fund -              15.28           17.06      6.96      10.56        8.48
                 Class 2 (3/00; 1/89)d
WRES1            Franklin Real Estate Fund - Class 2            32.76           28.98      8.23      11.21        8.20
                 (3/00; 1/89)d
WSMC1            Franklin Small Cap Fund - Class 2              -35.03          -16.54     18.93      --         18.77
                 (3/00; 11/95)d
WMSS1            Mutual Shares Securities Fund - Class          16.97           10.99       --        --          9.23
                 2 (3/00; 11/96)d
              GOLDMAN SACHS VIT
WUSE1            CORESM U.S. Equity Fund (3/00; 2/98)e          -8.84           -11.48      --        --          6.97
WGLI1            Global Income Fund (3/00; 1/98)                 6.09            6.88       --        --          3.28
WITO2            Internet Tollkeeper Fund (5/00; 4/00)          -32.98            --        --        --        -32.95f
WMCV1            Mid Cap Value Fund (3/00; 5/98)                40.81           28.46       --        --          2.26
              MFS(R)
WGIS1            Investors Trust Series - Initial Class          2.69           -2.16      13.71      --         14.35
                 (3/00; 10/95)
WUTS1            Utilities Series - Initial Class               -7.48            4.93      18.48      --         20.54
                 (3/00; 1/95)

Average Annual Total Return (Without Purchase Payment Credits) For Annuities Without Withdrawal and Selection of the Six-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)


                                                           Performance since
                                                            commencement of                 Performance since
                                                            the subaccounta             commencement of the fundb

                                                                Since                                            Since
Subaccount    Investing In:                                  Commencement       1 Year    5 Years  10 Years   Commencement
----------    -------------                                  ------------       ------    -------  --------   ------------

              PUTNAM VARIABLE TRUST
WIGR1            Putnam VT International Growth Fund -         -17.38%         -11.43%      --%       --%        16.39%
                 Class IB Shares (3/00; 1/97)c,g
WVIS1            Putnam VT Vista Fund - Class IB Shares         -26.07          -6.04       --        --         18.78
                 (3/00; 1/97)g
              WELLS FARGO VT
WAAL1            Asset Allocation Fund (3/00; 4/94)             -1.33           -1.02      11.00      --         11.85
WCBD1            Corporate Bond Fund (3/00; 9/99)                7.09            8.10       --        --          5.66
WEQI1            Equity Income Fund (3/00; 5/96)                12.16            0.01       --        --         11.45
WEQV1            Equity Value Fund (3/00; 5/98)                  8.42            3.44       --        --         -2.41
WGRO1            Growth Fund (3/00; 4/94)                       -13.29          -15.40     11.67      --         12.91
WIEQ1            International Equity Fund (7/00; 7/00)         -11.24            --        --        --        -11.24f
WLCG1            Large Company Growth Fund (3/00; 9/99)         -5.68           -2.60       --        --         12.67
WMMK1            Money Market Fund (3/00; 5/94)                  3.07            3.62      2.81       --          2.82
WSCG1            Small Cap Growth Fund (3/00; 5/95)             -44.73          -24.21     7.42       --          9.20
WSTF1            Specialized Technology Fund                      --              --        --        --           --
                 (--/--;--/--)

a Cumulative return (not annualized) since commencement date of the subaccount.
b Current applicable charges deducted from fund performance include a $30 contract administrative charge,  a 1.35%  mortality  and expense  risk fee, a 0.15%  variable  account administrative  charge,  a 0.20%  Enhanced Death Benefit Rider fee and a 0.30%
  Guaranteed  Minimum Income Benefit Rider fee.  Premium taxes are not reflected in the above total returns.
c (Commencement date of the subaccount; Commencement date of the fund)
d Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its
  Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
e CORESM is a service mark of Goldman, Sachs & Co.
f Cumulative return (not annualized) since commencement date of the fund.
g Each of the above Funds'  Class IB Shares  commenced  operations  on April 30,
  1998. For periods prior to the inception  dates of the Funds' Class IB Shares, the  performance  shown is based on the  historical  performance of the Funds'
  Class IA Shares  adjusted to reflect the current  expenses of the Funds' Class
  IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return For Annuities (Without Purchase Payment Credits) With Withdrawal and Selection of the Six-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000


                                                           Performance since
                                                            commencement of                 Performance since
                                                            the subaccounta             commencement of the fundb

                                                                Since                                            Since
Subaccount    Investing In:                                  Commencement       1 Year    5 Years  10 Years   Commencement
----------    -------------                                  ------------       ------    -------  --------   ------------

              AXP(R) VARIABLE PORTFOLIO -
WBCA3            Blue Chip Advantage Fund (3/00; 9/99)c        -14.88%          -17.73%     --%       --%        -5.48%
WCAR3            Capital Resource Fund (3/00; 10/81)            -22.61          -24.02     8.94      11.53       12.19
WDEI3            Diversified Equity Income Fund (3/00;           0.48           -8.90       --        --         -3.88
                 9/99)
WEXI3            Extra Income Fund (3/00; 5/96)                 -16.51          -16.64      --        --         -0.13
WFDI3            Federal Income Fund (3/00; 9/99)               -0.65           -0.51       --        --         -0.44
WNDM3            New Dimensions Fund(R)(3/00; 5/96)              -19.59         -16.42      --        --         15.46
WSCA3            Small Cap Advantage Fund (3/00; 9/99)          -16.36          -4.41       --        --          6.10
              AIM V.I.
WCAP3            Capital Appreciation Fund (3/00; 5/93)         -29.73          -18.08     13.24      --         15.59
WVAL3            Value Fund (3/00; 5/93)                        -24.44          -21.46     13.65      --         15.54
              Dreyfus
WSRG3            The Dreyfus Socially Responsible               -16.04          -18.20     16.24      --         20.40
                 Growth Fund, Inc. (3/00; 10/93)
              FIDELITY VIP
WDCY3            Dynamic Capital Appreciation Portfolio           --              --        --        --           --
                 (Service Class 2) (__/__;__/__)
WHIP3            High Income Portfolio (Service Class             --              --        --        --           --
                 2) (__/__;__/__)
SMDC2            Mid Cap Portfolio (Service Class 2)              --              --        --        --           --
                 (--/--;--/--)
              FRANKLIN TEMPLETON VIP TRUST
WISE3            Franklin Income Securities Fund -               7.74            9.64      6.89      11.11        9.04
                 Class 2 (3/00; 1/89)d
WRES3            Franklin Real Estate Fund - Class 2            25.28           21.63      8.20      11.77        8.76
                 (3/00; 1/89)d
WSMC3            Franklin Small Cap Fund - Class 2              -38.71          -21.58     19.20      --         19.18
                 (3/00; 11/95)d
WMSS3            Mutual Shares Securities Fund - Class           9.43            3.82       --        --          9.05
                 2 (3/00; 11/96)d
              GOLDMAN SACHS VIT
WUSE3            CORESM U.S. Equity Fund (3/00; 2/98)e          -14.58          -16.91      --        --          5.05
WGLI3            Global Income Fund (3/00; 1/98)                -0.82            0.02       --        --          1.34
SITO2            Internet Tollkeeper Fund (5/00; 4/00)          -36.94            --        --        --        -36.84f
WMCV3            Mid Cap Value Fund (3/00; 5/98)                33.37           21.10       --        --          0.04
              MFS(R)
WGIS3            Investors Trust Series - Initial Class         -3.95           -8.32      13.81      --         14.73
                 (3/00; 10/95)
WUTS3            Utilities Series - Initial Class               -13.32          -1.78      18.68      --         21.02
                 (3/00; 1/95)


Average Annual Total Return For Annuities (Without Purchase Payment Credits) With Withdrawal and Selection of the Six-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000 (continued)


                                                           Performance since
                                                            commencement of                 Performance since
                                                            the subaccounta             commencement of the fundb

                                                                Since                                            Since
Subaccount    Investing In:                                  Commencement       1 Year    5 Years  10 Years   Commencement
----------    -------------                                  ------------       ------    -------  --------   ------------

              PUTNAM VARIABLE TRUST
WIGR3            Putnam VT International Growth Fund -         -22.45%         -16.86%      --%       --%        16.05%
                 Class IB Shares (3/00; 1/97)c,g
WVIS3            Putnam VT Vista Fund - Class IB Shares         -30.45          -11.89      --        --         18.49
                 (3/00; 1/97)g
              WELLS FARGO VT
WAAL3            Asset Allocation Fund (3/00; 4/94)             -7.66           -7.26      11.04      --         12.43
WCBD3            Corporate Bond Fund (3/00; 9/99)                0.03            1.07       --        --          0.41
WEQI3            Equity Income Fund (3/00; 5/96)                 4.79           -6.32       --        --         11.44
WEQV3            Equity Value Fund (3/00; 5/98)                  1.33           -3.16       --        --         -4.43
WGRO3            Growth Fund (3/00; 4/94)                       -18.68          -20.52     11.78      --         13.53
WIEQ3            International Equity Fund (7/00; 7/00)         -16.94            --        --        --        -16.94f
WLCG3            Large Company Growth Fund (3/00; 9/99)         -11.67          -8.72       --        --          7.33
WMMK3            Money Market Fund (3/00; 5/94)                 -3.58           -2.97      2.65       --          3.38
WSCG3            Small Cap Growth Fund (3/00; 5/95)             -47.65          -28.65     7.47       --          9.57
WSTF3            Specialized Technology Fund                      --              --        --        --           --
                 (--/--;--/--)

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
b Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.35% mortality and expense risk fee, a 0.15% variable account administrative charge, and applicable withdrawal charges associated with the six-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund)
d Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
e    CORESM is a service mark of Goldman, Sachs & Co.
f    Cumulative return (not annualized) since commencement date of the fund.
g Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.

Average Annual Total Return (Without Purchase Payment Credits) For Annuities Without Withdrawal and Selection of the Six-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000

                                                           Performance since
                                                            commencement of                 Performance since
                                                            the subaccounta             commencement of the fundb

                                                                Since                                            Since
Subaccount    Investing In:                                  Commencement       1 Year    5 Years  10 Years   Commencement
----------    -------------                                  ------------       ------    -------  --------   ------------
              AXP(R) VARIABLE PORTFOLIO -
WBCA3            Blue Chip Advantage Fund (3/00; 9/99)c         -8.79%         -11.88%      --%       --%        -0.31%
WCAR3            Capital Resource Fund (3/00; 10/81)            -17.19          -18.71     9.51      11.53       12.19
WDEI3            Diversified Equity Income Fund (3/00;           7.91           -2.28       --        --          1.48
                 9/99)
WEXI3            Extra Income Fund (3/00; 5/96)                 -10.56          -10.69      --        --          0.60
WFDI3            Federal Income Fund (3/00; 9/99)                6.68            6.84       --        --          5.15
WNDM3            New Dimensions Fund(R)(3/00; 5/96)              -13.90          -10.45      --        --         15.97
WSCA3            Small Cap Advantage Fund (3/00; 9/99)          -10.39           2.60       --        --         11.95
              AIM V.I.
WCAP3            Capital Appreciation Fund (3/00; 5/93)         -24.92          -12.26     13.72      --         15.59
WVAL3            Value Fund (3/00; 5/93)                        -19.17          -15.94     14.13      --         15.54
              Dreyfus
WSRG3            The Dreyfus Socially Responsible               -10.04          -12.39     16.68      --         20.40
                 Growth Fund, Inc. (3/00; 10/93)
              FIDELITY VIP
WDCY3            Dynamic Capital Appreciation Portfolio           --              --        --        --           --
                 (Service Class 2) (__/__;__/__)
WHIP3            High Income Portfolio (Service Class             --              --        --        --           --
                 2) (__/__;__/__)
SMDC2            Mid Cap Portfolio (Service Class 2)              --              --        --        --           --
                 (--/--;--/--)
              FRANKLIN TEMPLETON VIP TRUST
WISE3            Franklin Income Securities Fund -              15.74           17.64      7.50      11.11        9.04
                 Class 2 (3/00; 1/89)d
WRES3            Franklin Real Estate Fund - Class 2            33.28           29.63      8.78      11.77        8.76
                 (3/00; 1/89)d
WSMC3            Franklin Small Cap Fund - Class 2              -34.69          -16.06     19.60      --         19.37
                 (3/00; 11/95)d
WMSS3            Mutual Shares Securities Fund - Class          17.43           11.54       --        --          9.78
                 2 (3/00; 11/96)d
              GOLDMAN SACHS VIT
WUSE3            CORESM U.S. Equity Fund (3/00; 2/98)e          -8.46           -10.99      --        --          7.53
WGLI3            Global Income Fund (3/00; 1/98)                 6.50            7.42       --        --          3.81
SITO2            Internet Tollkeeper Fund (5/00; 4/00)          -32.77            --        --        --        -32.65f
WMCV3            Mid Cap Value Fund (3/00; 5/98)                41.37           29.10       --        --          2.79
              MFS(R)
WGIS3            Investors Trust Series - Initial Class          3.10           -1.65      14.29      --         14.94
                 (3/00; 10/95)
WUTS3            Utilities Series - Initial Class               -7.09            5.46      19.08      --         21.15
                 (3/00; 1/95)


Average Annual Total Return (Without Purchase Payment Credits) For Annuities Without Withdrawal and Selection of the Six-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000 (continued)


                                                           Performance since
                                                            commencement of                 Performance since
                                                            the subaccounta             commencement of the fundb

                                                                Since                                            Since
Subaccount    Investing In:                                  Commencement       1 Year    5 Years  10 Years   Commencement
----------    -------------                                  ------------       ------    -------  --------   ------------

              PUTNAM VARIABLE TRUST
WIGR3            Putnam VT International Growth Fund -         -17.01%         -10.94%      --%       --%        17.00%
                 Class IB Shares (3/00; 1/97)c,g
WVIS3            Putnam VT Vista Fund - Class IB Shares         -25.71          -5.53       --        --         19.39
                 (3/00; 1/97)g
              WELLS FARGO VT
WAAL3            Asset Allocation Fund (3/00; 4/94)             -0.93           -0.50      11.56      --         12.43
WCBD3            Corporate Bond Fund (3/00; 9/99)                7.43            8.56       --        --          6.12
WEQI3            Equity Income Fund (3/00; 5/96)                12.60            0.52       --        --         12.02
WEQV3            Equity Value Fund (3/00; 5/98)                  8.84            3.96       --        --         -1.86
WGRO3            Growth Fund (3/00; 4/94)                       -12.91          -14.91     12.29      --         13.53
WIEQ3            International Equity Fund (7/00; 7/00)         -11.02            --        --        --        -11.02f
WLCG3            Large Company Growth Fund (3/00; 9/99)         -5.29           -2.09       --        --         13.27
WMMK3            Money Market Fund (3/00; 5/94)                  3.50            4.16      3.36       --          3.38
WSCG3            Small Cap Growth Fund (3/00; 5/95)             -44.40          -23.75     8.06       --          9.80
WSTF3            Specialized Technology Fund                      --              --        --        --           --
                 (--/--;--/--)

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
b Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.35% mortality and expense risk fee, and a 0.15% variable account administrative charge. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund)
d Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
e    CORESM is a service mark of Goldman, Sachs & Co.
f    Cumulative return (not annualized) since commencement date of the fund.
g Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.

Average Annual Total Return (Without Purchase Payment Credits) For Annuities With Withdrawal and Selection of the Eight-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000

                                                           Performance since
                                                            commencement of                 Performance since
                                                            the subaccounta             commencement of the fundb

                                                                Since                                            Since
Subaccount    Investing In:                                  Commencement       1 Year    5 Years  10 Years   Commencement
----------    -------------                                  ------------       ------    -------  --------   ------------

              AXP(R) VARIABLE PORTFOLIO -
WBCA4            Blue Chip Advantage Fund (3/00; 9/99)c        -15.07%          -17.65%     --%       --%         -5.73%
WCAR4            Capital Resource Fund (3/00; 10/81)           -22.84           -23.98     8.00      11.26         11.85
WDEI4            Diversified Equity Income Fund (3/00;          0.25            -8.85       --         --          -4.16
                 9/99)
WEXI4            Extra Income Fund (3/00; 5/96)                -16.74           -16.60      --         --          -1.23
WFDI4            Federal Income Fund (3/00; 9/99)               -0.87           -0.45       --         --          -0.71
WNDM4            New Dimensions Fund(R)(3/00; 5/96)             -19.82           -16.38      --         --          14.62
WSCA4            Small Cap Advantage Fund (3/00; 9/99)         -16.58           -4.36       --         --          5.79
              AIM V.I.
WCAP4            Capital Appreciation Fund (3/00; 5/93)        -29.96           -18.03     12.40       --          15.15
WVAL4            Value Fund (3/00; 5/93)                       -24.66           -21.42     12.80       --          15.10
              Dreyfus
WSRG4            The Dreyfus Socially Responsible              -16.26           -18.16     15.44       --          19.94
                 Growth Fund, Inc. (3/00; 10/93)
              FIDELITY VIP
WDCY4            Dynamic Capital Appreciation                    --               --        --         --           --
                 Portfolio (Service Class 2)
                 (--/--;--/--)
WHIP4            High Income Portfolio (Service Class            --               --        --         --           --
                 2) (__/__;__/__)
WMDC4            Mid Cap Portfolio (Service Class 2)             --               --        --         --           --
                 (--/--;--/--)
              FRANKLIN TEMPLETON VIP TRUST
WISE4            Franklin Income Securities Fund -              7.49             9.70      5.98      10.83         8.75
                 Class 2 (3/00; 1/89)d
WRES4            Franklin Real Estate Fund - Class 2            25.00           21.69      7.32      11.49         8.47
                 (3/00; 1/89)d
WSMC4            Franklin Small Cap Fund - Class 2             -38.95           -21.54     18.42       --          18.50
                 (3/00; 11/95)d
WMSS4            Mutual Shares Securities Fund - Class          9.18             3.87       --         --          8.02
                 2 (3/00; 11/96)d
              GOLDMAN SACHS VIT
WUSE4            CORESM U.S. Equity Fund (3/00; 2/98)e         -14.80           -16.86      --         --          4.75
WGLI4            Global Income Fund (3/00; 1/98)                -1.05            0.07       --         --          1.05
WITO4            Internet Tollkeeper Fund (5/00; 4/00)         -37.08             --        --         --         -37.02f
WMCV4            Mid Cap Value Fund (3/00; 5/98)                33.07           21.17       --         --          -0.26
              MFS(R)
WGIS4            Investors Trust Series - Initial               -4.17           -8.28      13.03       --          13.99
                 Class
                 (3/00; 10/95)
WUTS4            Utilities Series - Initial Class              -13.54           -1.73      17.96       --          20.45
                 (3/00; 1/95)


Average Annual Total Return (Without Purchase Payment Credits) For Annuities With Withdrawal and Selection of the Eight-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)


                                                           Performance since
                                                            commencement of                 Performance since
                                                            the subaccounta             commencement of the fundb

                                                                Since                                            Since
Subaccount    Investing In:                                  Commencement       1 Year    5 Years  10 Years   Commencement
----------    -------------                                  ------------       ------    -------  --------   ------------

              PUTNAM VARIABLE TRUST
WIGR4            Putnam VT International Growth Fund -         -22.67%         -16.82%      --%       --%         15.40%
                 Class IB Shares (3/00; 1/97)c,g
WVIS4            Putnam VT Vista Fund - Class IB               -30.68           -11.84      --         --          17.87
                 Shares (3/00; 1/97)g
              WELLS FARGO VT
WAAL4            Asset Allocation Fund (3/00; 4/94) a           -7.88           -7.22      10.22       --          11.82
WCBD4            Corporate Bond Fund (3/00; 9/99)               -0.14            1.18       --         --          0.18
WEQI4            Equity Income Fund (3/00; 5/96)                4.55            -6.27       --         --          10.56
WEQV4            Equity Value Fund (3/00; 5/98)                 1.10            -3.11       --         --          -4.75
WGRO4            Growth Fund (3/00; 4/94)                      -18.90           -20.48     10.91       --          12.89
WIEQ4            International Equity Fund (7/00; 7/00)        -17.07             --        --         --         -17.07f
WLCG4            Large Company Growth Fund (3/00; 9/99)        -11.89           -8.67       --         --          7.00
WMMK4            Money Market Fund (3/00; 5/94)                 -3.87           -2.99      1.60        --          2.56
WSCG4            Small Cap Growth Fund (3/00; 5/95)            -47.89           -28.61     6.47        --          8.76
WSTF4            Specialized Technology Fund                     --               --        --         --           --
                 (--/--;--/--)

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
b Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the eight-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund)
d Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
e    CORESM is a service mark of Goldman, Sachs & Co.
f    Cumulative return (not annualized) since commencement date of the fund.
g Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.

Average Annual Total Return (Without Purchase Payment Credits) For Annuities Without Withdrawal and Selection of the Eight-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000

                                                           Performance since
                                                            commencement of                 Performance since
                                                            the subaccounta             commencement of the fundb

                                                                Since                                            Since
Subaccount    Investing In:                                  Commencement       1 Year    5 Years  10 Years   Commencement
----------    -------------                                  ------------       ------    -------  --------   ------------

              AXP(R) VARIABLE PORTFOLIO -
WBCA4            Blue Chip Advantage Fund (3/00; 9/99)c        -8.94%           -12.10%    -- %       --%         -0.55%
WCAR4            Capital Resource Fund (3/00; 10/81)           -17.39           -18.99     9.15      11.26         11.85
WDEI4            Diversified Equity Income Fund (3/00;          7.71            -2.54       --         --          1.21
                 9/99)
WEXI4            Extra Income Fund (3/00; 5/96)                -10.76           -10.97      --         --          0.28
WFDI4            Federal Income Fund (3/00; 9/99)               6.50             6.58       --         --          4.89
WNDM4            New Dimensions Fund(R)(3/00; 5/96)             -14.10           -10.72      --         --          15.64
WSCA4            Small Cap Advantage Fund (3/00; 9/99)         -10.59            2.34       --         --          11.65
              AIM V.I.
WCAP4            Capital Appreciation Fund (3/00; 5/93)        -25.13           -12.53     13.38       --          15.25
WVAL4            Value Fund (3/00; 5/93)                       -19.37           -16.21     13.77       --          15.20
              Dreyfus
WSRG4            The Dreyfus Socially Responsible              -10.24           -12.66     16.33       --          20.03
                 Growth Fund, Inc. (3/00; 10/93)
              FIDELITY VIP
WDCY4            Dynamic Capital Appreciation                    --               --        --         --           --
                 Portfolio (Service Class 2)
                 (--/--;--/--)
WHIP4            High Income Portfolio (Service Class            --               --        --         --           --
                 2) (__/__;__/__)
WMDC4            Mid Cap Portfolio (Service Class 2)             --               --        --         --           --
                 (--/--;--/--)
              FRANKLIN TEMPLETON VIP TRUST
WISE4            Franklin Income Securities Fund -              15.52           17.35      7.22      10.83         8.75
                 Class 2 (3/00; 1/89)d
WRES4            Franklin Real Estate Fund - Class 2            33.03           29.30      8.50      11.49         8.47
                 (3/00; 1/89)d
WSMC4            Franklin Small Cap Fund - Class 2             -34.90           -16.33     19.22       --          19.06
                 (3/00; 11/95)d
WMSS4            Mutual Shares Securities Fund - Class          17.21           11.26       --         --          9.50
                 2 (3/00; 11/96)d
              GOLDMAN SACHS VIT
WUSE4            CORESM U.S. Equity Fund (3/00; 2/98)e          -8.65           -11.25      --         --          7.24
WGLI4            Global Income Fund (3/00; 1/98)                6.30             7.14       --         --          3.53
WITO4            Internet Tollkeeper Fund (5/00; 4/00)         -32.87             --        --         --         -32.83f
WMCV4            Mid Cap Value Fund (3/00; 5/98)                41.10           28.78       --         --          2.52
              MFS(R)
WGIS4            Investors Trust Series - Initial               2.91            -1.92      13.99       --          14.64
                 Class
                 (3/00; 10/95)
WUTS4            Utilities Series - Initial Class               -7.28            5.19      18.77       --          20.84
                 (3/00; 1/95)


Average Annual Total Return (Without Purchase Payment Credits) For Annuities Without Withdrawal and Selection of the Eight-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 2000 (continued)

                                                           Performance since
                                                            commencement of                 Performance since
                                                            the subaccounta             commencement of the fundb

                                                                Since                                            Since
Subaccount    Investing In:                                  Commencement       1 Year    5 Years  10 Years   Commencement
----------    -------------                                  ------------       ------    -------  --------   ------------
              PUTNAM VARIABLE TRUST
WIGR4            Putnam VT International Growth Fund -         -17.21%         -11.21%      --%       --%         16.68%
                 Class IB Shares (3/00; 1/97)c,g
WVIS4            Putnam VT Vista Fund - Class IB               -25.91           -5.80       --         --          19.07
                 Shares (3/00; 1/97)g
              WELLS FARGO VT
WAAL4            Asset Allocation Fund (3/00; 4/94)             -1.13           -0.77      11.28       --          12.13
WCBD4            Corporate Bond Fund (3/00; 9/99)               7.28             8.34       --         --          5.90
WEQI4            Equity Income Fund (3/00; 5/96)                12.38            0.26       --         --          11.73
WEQV4            Equity Value Fund (3/00; 5/98)                 8.64             3.70       --         --          -2.16
WGRO4            Growth Fund (3/00; 4/94)                      -13.11           -15.18     11.95       --          13.19
WIEQ4            International Equity Fund (7/00; 7/00)        -11.13             --        --         --         -11.15f
WLCG4            Large Company Growth Fund (3/00; 9/99)         -5.49           -2.35       --         --          12.95
WMMK4            Money Market Fund (3/00; 5/94)                 3.24             3.83      3.06        --          3.07
WSCG4            Small Cap Growth Fund (3/00; 5/95)            -44.62           -24.02     7.68        --          9.47
WSTF4            Specialized Technology Fund                     --               --        --         --           --
                 (--/--;--/--)

a    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
b Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the eight-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
c    (Commencement date of the subaccount; Commencement date of the fund)
d Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
e    CORESM is a service mark of Goldman, Sachs & Co.
f    Cumulative return (not annualized) since commencement date of the fund.
g Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.

Average Annual Total Return (Without Purchase Payment Credits) For Annuities With Withdrawal and Selection of the Eight-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000

                                                           Performance since
                                                            commencement of                 Performance since
                                                            the subaccounta             commencement of the fundb

                                                                             Since                                         Since
Subaccount   Investing In:                                       1 Year   Commencement     1 Year    5 Years  10 Years  Commencement
----------   -------------                                      --------  ------------     ------    -------  --------  ------------


             AXP(R) VARIABLE PORTFOLIO -
PBCA1           Blue Chip Advantage Fund (11/99; 9/99)b          -17.50%     -10.00%      -17.50%     --%      --%        -5.21%
WCAR6           Capital Resource Fund (3/00; 10/81)              -23.83       -22.46       -23.83     8.66    11.81       12.47
PDEI1           Diversified Equity Income Fund (11/99; 9/99)      -8.67       -6.02        -8.67       --       --        -3.65
PEXI1           Extra Income Fund (11/99; 5/96)                  -16.49       -12.81       -16.49      --       --        -0.64
WFDI6           Federal Income Fund (3/00; 9/99)                  -0.29       -0.47        -0.29       --       --        -0.21
PNDM1           New Dimensions Fund(R)(11/99; 5/96)               -16.23       -5.09        -16.23      --       --        15.25
PSCA1           Small Cap Advantage Fund (11/99; 9/99)            -4.19        3.42        -4.19       --       --         6.36
             AIM V.I.
PCAP1           Capital Appreciation Fund (11/99; 5/93)          -17.95       -0.18        -17.95    13.05      --        15.78
PVAL1           Value Fund (11/99; 5/93)                         -21.50       -11.91       -21.50    13.46      --        15.74
             Dreyfus
WSRG6           The Dreyfus Socially Responsible Growth Fund,    -17.99       -15.86       -17.99    16.10      --        20.61
                Inc.
                (3/00; 10/93)
             FIDELITY VIP
WDCY6           Dynamic Capital Appreciation Portfolio             --           --           --        --       --
                (Service Class 2) (__/__;__/__)
UHIP3           High Income Portfolio (Service Class 2)            --           --           --        --       --
                (--/--;--/--)
PMDC1           Mid Cap Portfolio (Service Class 2)                --           --           --        --       --
                (--/--;--/--)
             FRANKLIN TEMPLETON VIP TRUST
WISE6           Franklin Income Securities Fund - Class 2         9.93         7.97         9.93      6.55    11.39        9.31
                (3/00; 1/89)c
WRES6           Franklin Real Estate Fund - Class 2 (3/00;        21.94       25.54        21.94      7.89    12.05        9.03
                1/89)c
PSMC1           Franklin Small Cap Fund - Class 2 (11/99;        -21.40        4.48        -21.40    19.07      --        19.07
                11/95)c
WMSS6           Mutual Shares Securities Fund - Class 2 (3/00;    4.07         9.66         4.07       --       --         8.60
                11/96)c
             GOLDMAN SACHS VIT
WUSE6           CORESM U.S. Equity Fund (3/00; 2/98)d            -16.70       -14.41       -16.70      --       --         5.33
WGLI6           Global Income Fund (3/00; 1/98)                   0.27        -0.62         0.27       --       --         1.60
WITO6           Internet Tollkeeper Fund (5/00; 4/00)              --        -36.78e         --        --       --       -36.73f
WMCV6           Mid Cap Value Fund (3/00; 5/98)                   21.42       33.66        21.42       --       --         0.28
             MFS(R)
PGIS1           Investors Trust Series - Initial Class (11/99;    -8.11       -2.72        -8.11     13.63      --        14.59
                10/95)
PUTS1           Utilities Series - Initial Class (11/99; 1/95)    -1.55        8.76        -1.55     18.57      --        21.07

Average Annual Total Return (Without Purchase Payment Credits) For Annuities With Withdrawal and Selection of the Eight-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000

                                                           Performance since
                                                            commencement of                 Performance since
                                                            the subaccounta             commencement of the fundb

                                                                             Since                                         Since
Subaccount   Investing In:                                       1 Year   Commencement     1 Year    5 Years  10 Years  Commencement
----------   -------------                                      --------  ------------     ------    -------  --------  ------------
             PUTNAM VARIABLE TRUST
PIGR1           Putnam VT International Growth Fund - Class IB   -16.66%       3.12%       -16.66%    --%      --%        16.03%
                Shares (11/99; 1/97)b,g
PVIS1           Putnam VT Vista Fund - Class IB Shares (11/99;    -11.69       10.20       -11.69      --       --        18.50
                1/97)g
             WELLS FARGO VT
WAAL6           Asset Allocation Fund (3/00; 4/94)                -7.04        -7.47        -7.04    10.80      --        12.40
WCBD6           Corporate Bond Fund (3/00; 9/99)                   1.27         0.22        1.27       --       --         0.62
WEQI6           Equity Income Fund (3/00; 5/96)                   -6.09         5.27        -6.09      --       --        11.15
WEQV6           Equity Value Fund (3/00; 5/98)                    -2.71         1.75        -2.71      --       --        -4.12
WGRO6           Growth Fund (3/00; 4/94)                          -20.32       -18.51      -20.32    11.56      --        13.53
WIEQ6           International Equity Fund (7/00; 7/00)              --        -16.84c        --        --       --       -16.84f
WLCG6           Large Company Growth Fund (3/00; 9/99)            -8.49        -11.49       -8.49      --       --         7.60
WMMK6           Money Market Fund (3/00; 5/94)                    -2.76        -3.42        -2.76     2.19      --         3.13
WSCG6           Small Cap Growth Fund (3/00; 5/95)                -28.46       -47.55      -28.46     7.14      --         9.38
WSTF6           Specialized Technology Fund (__/__;__/__)           --           --          --        --       --          --

a    Current  applicable  charges deducted from fund  performance  include a $30 contract  administrative  charge, a 1.10% mortality and expense risk fee, a
     0.15% variable account  administrative  charge,  and applicable  withdrawal charges associated with the eight-year withdrawal charge schedule.  Premium taxes are not reflected in the above total returns.
b    (Commencement date of the subaccount; Commencement date of the fund)
c    Class 2 shares were issued  Jan.  6, 1999.  Prior to Jan. 6, 1999,  Class 2 performance  represents  the  historical  performance  results  of  Class 1 shares.  Performance  of Class 2 shares for periods  after its Jan. 6, 1999 inception  reflect  Class 2's  additional  12b-1 fee  expense,  which  also affects all future  performance.  Figures assume  reinvestment of dividends and capital gains.
d    CORESM is a service mark of Goldman, Sachs & Co.
e    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
f    Cumulative return (not annualized) since commencement date of the fund.
g    Each of the above Funds' Class IB Shares commenced  operations on April 30,
     1998.  For  periods  prior to the  inception  dates of the Funds'  Class IB
     Shares, the performance shown is based on the historical performance of the
     Funds'  Class IA Shares  adjusted to reflect  the  current  expenses of the
     Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return (Without Purchase Payment Credits) For Annuities Without Withdrawal and Selection of the Eight-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000

                                                           Performance since
                                                            commencement of                 Performance since
                                                            the subaccounta             commencement of the fundb

                                                                             Since                                         Since
Subaccount   Investing In:                                       1 Year   Commencement     1 Year    5 Years  10 Years  Commencement
----------   -------------                                      --------  ------------     ------    -------  --------  ------------
             AXP(R) VARIABLE PORTFOLIO -
PBCA1           Blue Chip Advantage Fund (11/99; 9/99)b          -11.63%      -4.28%      -11.63%     --%      --%        -0.02%
WCAR6           Capital Resource Fund (3/00; 10/81)              -18.51       -17.02       -18.51     9.78    11.81       12.47
PDEI1           Diversified Equity Income Fund (11/99; 9/99)      -2.03        0.01        -2.03       --       --         1.73
PEXI1           Extra Income Fund (11/99; 5/96)                  -10.54       -7.26        -10.54      --       --         0.86
WFDI6           Federal Income Fund (3/00; 9/99)                  7.08         6.88         7.08       --       --         5.39
PNDM1           New Dimensions Fund(R)(11/99; 5/96)               -10.24        0.96        -10.24      --       --        16.25
PSCA1           Small Cap Advantage Fund (11/99; 9/99)            2.84        10.11         2.84       --       --        12.23
             AIM V.I.
PCAP1           Capital Appreciation Fund (11/99; 5/93)          -12.12        6.19        -12.12    14.01      --        15.88
PVAL1           Value Fund (11/99; 5/93)                         -15.98       -6.30        -15.98    14.41      --        15.83
             Dreyfus
WSRG6           The Dreyfus Socially Responsible Growth Fund,    -12.16       -9.84        -12.16    16.97      --        20.70
                Inc.
                (3/00; 10/93)
             FIDELITY VIP
WDCY6           Dynamic Capital Appreciation Portfolio             --           --           --        --       --
                (Service Class 2) (__/__;__/__)
UHIP3           High Income Portfolio (Service Class 2)            --           --           --        --       --
                (--/--;--/--)
PMDC1           Mid Cap Portfolio (Service Class 2)                --           --           --        --       --
                (--/--;--/--)
             FRANKLIN TEMPLETON VIP TRUST
WISE6           Franklin Income Securities Fund - Class 2         17.93       15.97        17.93      7.76    11.39        9.31
                (3/00; 1/89)c
WRES6           Franklin Real Estate Fund - Class 2 (3/00;        29.94       33.54        29.94      9.05    12.05        9.03
                1/89)c
PSMC1           Franklin Small Cap Fund - Class 2 (11/99;        -15.87       11.19        -15.87    19.86      --        19.62
                11/95)c
WMSS6           Mutual Shares Securities Fund - Class 2 (3/00;    11.82       17.66        11.82       --       --        10.05
                11/96)c
             GOLDMAN SACHS VIT
WUSE6           CORESM U.S. Equity Fund (3/00; 2/98)d            -10.76       -8.27        -10.76      --       --         7.79
WGLI6           Global Income Fund (3/00; 1/98)                   7.68         6.72         7.68       --       --         4.07
WITO6           Internet Tollkeeper Fund (5/00; 4/00)              --        -32.59e         --        --       --       -32.53f
WMCV6           Mid Cap Value Fund (3/00; 5/98)                   29.42       41.66        29.42       --       --         3.05
             MFS(R)
PGIS1           Investors Trust Series - Initial Class (11/99;    -1.42        3.46        -1.42     14.57      --        15.23
                10/95)
PUTS1           Utilities Series - Initial Class (11/99; 1/95)    5.70        15.63         5.70     19.37      --        21.45


Average Annual Total Return (Without Purchase Payment Credits) For Annuities Without Withdrawal and Selection of the Eight-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 2000

                                                           Performance since
                                                            commencement of                 Performance since
                                                            the subaccounta             commencement of the fundb

                                                                             Since                                         Since
Subaccount   Investing In:                                       1 Year   Commencement     1 Year    5 Years  10 Years  Commencement
----------   -------------                                      --------  ------------     ------    -------  --------  ------------

             PUTNAM VARIABLE TRUST
PIGR1           Putnam VT International Growth Fund - Class IB   -10.72%       9.71%       -10.72%    --%      --%        17.29%
                Shares (11/99; 1/97)b,g
PVIS1           Putnam VT Vista Fund - Class IB Shares (11/99;    -5.31        17.06        -5.31      --       --        19.69
                1/97)g
             WELLS FARGO VT
WAAL6           Asset Allocation Fund (3/00; 4/94)                -0.26        -0.73        -0.26    11.84      --        12.71
WCBD6           Corporate Bond Fund (3/00; 9/99)                   8.77         7.63        8.77       --       --         6.35
WEQI6           Equity Income Fund (3/00; 5/96)                    0.78        13.12        0.78       --       --        12.29
WEQV6           Equity Value Fund (3/00; 5/98)                     4.45         9.30        4.45       --       --        -1.53
WGRO6           Growth Fund (3/00; 4/94)                          -14.69       -12.73      -14.69    12.57      --        13.82
WIEQ6           International Equity Fund (7/00; 7/00)              --        -10.91e        --        --       --       -10.91f
WLCG6           Large Company Growth Fund (3/00; 9/99)            -1.83        -5.09        -1.83      --       --        13.56
WMMK6           Money Market Fund (3/00; 5/94)                     4.39         3.68        4.39      3.61      --         3.63
WSCG6           Small Cap Growth Fund (3/00; 5/95)                -23.55       -44.29      -23.55     8.33      --        10.07
WSTF6           Specialized Technology Fund (__/__;__/__)           --           --          --        --       --          --

a Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, and applicable withdrawal charges associated with the eight-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
b    (Commencement date of the subaccount; Commencement date of the fund)
c Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
d    CORESM is a service mark of Goldman, Sachs & Co.
e    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
f    Cumulative return (not annualized) since commencement date of the fund.
g Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of  a  hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector SM Death Benefit Rider fee, the Benefit ProtectorSM Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee and the mortality and expense risk fee.

Calculation of Yield for a Subaccount Investing in a Money Market Fund

Annualized Simple Yield:

For a subaccount investing in a money market fund, we base quotations of simple yield on:

          (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
          (b) less a pro rata share of the subaccount expenses accrued over the period;
          (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
          (d)  multiplying the base period return by 365/7.

The subaccount's value includes:
o    any declared dividends,
o the value of any shares purchased with dividends paid during the period, and
o    any dividends declared for such shares.

It does not include:
o the effect of any applicable withdrawal charge, or o any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) 365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                           YIELD = 2[( a-b + 1)6 - 1]
                                       ---
                                       cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 2000

Subaccount       Investing In:                                                             Yield
----------       -------------                                                             -----
PDEI1            AXP(R)Variable Portfolio - Diversified Equity Income Fund                    %
WDEI1            AXP(R)Variable Portfolio - Diversified Equity Income Fund
WDEI3            AXP(R)Variable Portfolio - Diversified Equity Income Fund
WDEI4            AXP(R)Variable Portfolio - Diversified Equity Income Fund
PEXI1            AXP(R)Variable Portfolio - Extra Income Fund
WEXI1            AXP(R)Variable Portfolio - Extra Income Fund
WEXI3            AXP(R)Variable Portfolio - Extra Income Fund
WEXI4            AXP(R)Variable Portfolio - Extra Income Fund
WFDI1            AXP(R)Variable Portfolio - Federal Income Fund
WFDI3            AXP(R)Variable Portfolio - Federal Income Fund
WFDI4            AXP(R)Variable Portfolio - Federal Income Fund
WFDI6            AXP(R)Variable Portfolio - Federal Income Fund

[To be updated upon amendment.]
The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.


CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by
o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if selected) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

The One-Year Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency                  Rating

      A.M. Best                 A+ (Superior)

    Duff & Phelps                    AAA

       Moody's                 Aa2 (Excellent)

--------------------------------------------------------------------------------
A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. American Enterprise Life has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in American Enterprise Life's General Account and reflects American Enterprise Life's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with American Enterprise Life's variable products.

PRINCIPAL UNDERWRITER

The principal underwriter for the contracts is American Express Financial Advisors Inc. (AEFA) which offers them on a continuous basis.

Withdrawal charges received by AEFA for the last year aggregated total $_______.

Commissions paid by AEL for the last year aggregated total $_______.

[To be updated by amendment.]

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

[To be inserted upon amendment.]

PART C.

Item 24. Financial Statements and Exhibits - The following will be added upon amendment:

     American Enterprise Life Insurance Company

     Report of Independent Auditors dated Feb. 3, 2001.
     Balance sheets as of Dec. 31, 2000 and 1999.
     Statements of Income for the years ended Dec. 31, 2000, 1999, and 1998. Statement of Stockholders Equity for the three years ended Dec. 31, 2000 Statements of Cash Flows for the years ended Dec. 31, 2000, 1999, and 1998. Notes to Financial Statements.

     Financial Statements to be included in Part B of this Registration Statement upon amendment:

     American Enterprise Variable Annuity Account

     Report of Independent Auditors dated March 17, 2001.
     Statements of Net Assets for the year ended Dec. 31, 2000.
     Statements of Operations for the year ended Dec. 31, 2000.
     Statements of Changes in Net Assets for the period ended Dec. 31, 2000. Notes to Financial Statements.

(b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit
          1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000 is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 27 subaccounts dated ______, 2001, to be filed upon amendment.

2.        Not applicable.

3.1 Form of Selling Agreement for American Enterprise Life Insurance Company Variable Annuities, filed electronically as Exhibit 3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999 is incorporated by reference.

3.2 Form of Master General Agent Agreement for American Enterprise Life Insurance Company Variable Annuities (form 9802 B), filed electronically as Exhibit 3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999 is incorporated by reference.

4.1 Form of Deferred Annuity Contract for the American Express Signature One Variable AnnuitySM (form 240180), filed electronically as Exhibit
          4.1 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Dec. 8, 1999 is incorporated by reference.

4.2 Form of Deferred Annuity Contract for the Wells Fargo AdvantageSM Variable Annuity (form 44209), filed electronically as Exhibit 4.1 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.3 Form of Deferred Annuity Contract for the Wells Fargo AdvantageSM Builder Variable Annuity (form 44210), filed electronically as Exhibit
          4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.4 Form of Enhanced Death Benefit Rider for the Wells Fargo AdvantageSM Variable Annuity and the Wells Fargo AdvantageSM Builder Variable Annuity (form 44213), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.5 Form of Guaranteed Minimum Income Benefit Rider for the Wells Fargo AdvantageSM Variable Annuity and the Wells Fargo AdvantageSM Builder Variable Annuity (form 44214), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.6       Form of  Guaranteed  Minimum  Income  Benefit  Rider (6%  Accumulation
          Benefit Base) for the American Express Signature One Variable AnnuitySM (form 240186), filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registrant Statement No. 333-85567 filed on or about Feb. 11, 2000, is incorporated by reference.

4.7 Form of 5% Accumulation Death Benefit Rider for the American Express Signature One Variable AnnuitySM (form 240183), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Dec. 8, 1999 is incorporated by reference.

4.8 Form of 8% Performance Credit Rider for the American Express Signature One Variable AnnuitySM (form 240187), filed electronically as Exhibit
          4.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to American Enterprise Variable Annuity Account's Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

4.9 Form of Disability Waiver of Withdrawal Charges Rider for the Wells Fargo AdvantageSM Variable Annuity and the Wells Fargo AdvantageSM Builder Variable Annuity (form 44215), filed electronically as Exhibit
          4.5 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.10 Form of Unemployment Waiver of Withdrawal Charges Rider for the Wells Fargo AdvantageSM Variable Annuity and the Wells Fargo AdvantageSM Builder Variable Annuity (form 44216), to American Enterprise Variable Annuity Account's Pre-Effective No. 1 Amendment to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.11 Form of Roth IRA Endorsement for the Wells Fargo AdvantageSM Variable Annuity, the Wells Fargo AdvantageSM Builder Variable Annuity and the American Express Signature One Variable AnnuitySM (form 43094) filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.12 Form of SEP-IRA for the Wells Fargo AdvantageSM Variable Annuity, the Wells Fargo AdvantageSM Builder Variable Annuity and the American Express Signature One Variable AnnuitySM (form 43412) filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777, filed on or about July 8, 1999, is incorporated by reference.

4.13 Form of Value Option Return of Purchase Payment Death Benefit Rider for the American Express Signature One Variable AnnuitySM (form 240182), filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000 is incorporated by reference.

4.14 Form of TSA Endorsement for the Wells Fargo AdvantageSM Variable Annuity and the Wells Fargo AdvantageSM Builder Variable Annuity (form 43413), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777 on form N-4, filed on or about July 8, 1999, is incorporated by reference.

4.15 Form of Benefit Protector (SM) Death Benefit Rider for the Wells Fargo AdvantageSM Variable Annuity and the Wells Fargo AdvantageSM Builder Variable Annuity (form 271155), filed electronically herewith.

4.16 Form of Benefit Protector (SM) Plus Death Benefit Rider for the Wells Fargo AdvantageSM Variable Annuity and the Wells Fargo AdvantageSM Builder Variable Annuity (form 271156), filed electronically herewith.

5.1 Form of Variable Annuity Application for the American Express Signature One Variable AnnuitySM (form 240181), filed electronically as Exhibit 5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Dec. 8, 1999 is incorporated by reference.

5.2 Form of Variable Annuity Application for the Wells Fargo AdvantageSM Variable Annuity and the Wells Fargo AdvantageSM Builder Variable Annuity (Form 44211) filed electronically as Exhibit 5 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999 is incorporated by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
          6.1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2       Amended By-Laws of American  Enterprise Life, filed  electronically as
          Exhibit 6.2 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

7.        Not applicable.

8.1 (a) Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Express Life Insurance Company, dated January 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Life Personal Portfolio Plus 2's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.1 (b)   Form of  Amendment  No.  5 to  Participation  Agreement  among  Putnam
          Capital  Manager  Trust,   Putnam  Mutual  Funds  Corp.  and  American
          Enterprise Life Insurance Company dated July 16, 1999, filed electronically as Exhibit 8.1 (b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999 is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered to be filed upon amendment.

10.       Consent of Independent Auditors to be filed upon amendment.

11.       None.

12.       Not applicable.

13.1 Copy of schedule for computation of each performance quotation provided in the Registration Statement for Wells Fargo AdvantageSM Variable Annuity and Wells Fargo AdvantageSM Builder Variable Annuity in response to Item 21, filed electronically as Exhibit 13 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999 is incorporated by reference.

13.2 Copy of schedule for computation of each performance quotation provided in the Registration Statement for the American Express Signature One Variable AnnuitySM in response to Item 21, filed electronically as Exhibit 13.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000 is incorporated by reference.

14.       Not applicable.

15. Power of Attorney to sign this Registration Statement, dated July 29, 1999, filed electronically as Exhibit 15 to Registrant's Initial Registration Statement No. 333-85567, filed on or about Aug. 19, 1999 is incorporated by reference.

Item 25.  Directors and Officers of the Depositor (American Enterprise Life Insurance Company)
          ------------------------------------------------------------------------------------
Name                                  Principal Business Address             Positions and Offices with Depositor
------------------------------------- -------------------------------------- --------------------------------------

Lorraine R. Hart                      200 AXP Financial Center               Vice President - Investments
                                      Minneapolis, MN  55474

Jeffrey S. Horton                     200 AXP Financial Center               Vice President and Treasurer
                                      Minneapolis, MN  55474

Richard W. Kling                      200 AXP Financial Center               Director and Chairman of the Board
                                      Minneapolis, MN  55474

Paul S. Mannweiler                    Indianapolis Power and Light           Director
                                      One Monument Circle
                                      P.O. Box 1595
                                      Indianapolis, IN  46206-1595

Paula R. Meyer                        200 AXP Financial Center               Director and Executive Vice
                                      Minneapolis, MN  55474                 President -Assured Assets

Teresa J. Rasmussen                   200 AXP Financial Center               Director, Vice President, General
                                      Minneapolis, MN  55474                 Counsel and Secretary

Stephen W. Roszell                    200 AXP Financial Center               Director, President and Chief
                                      Minneapolis, MN  55474                 Executive Officer

Stuart A. Sedlacek                    200 AXP Financial Center               Executive Vice President
                                      Minneapolis, MN  55474

Philip C. Wentzel                     200 AXP Financial Center               Vice President and Controller
                                      Minneapolis, MN  55474

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

         American Enterprise Life Insurance Company is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

The following list includes the names of major subsidiaries of American Express.
                                                                                          Jurisdiction of
Name of Subsidiary                                                                        Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                               New York

II. International Banking Services

     American Express Bank Ltd.                                                           Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Strategies Group Inc.                                               Minnesota
     American Centurion Life Assurance Company                                            New York
     American Enterprise Investment Services Inc.                                         Minnesota
     American Enterprise Life Insurance Company                                           Indiana
     American Express Asset Management Group Inc.                                         Minnesota
     American Express Asset Management International Inc.                                 Delaware
     American Express Asset Management International (Japan) Ltd.                         Japan
     American Express Asset Management Ltd.                                               England
     American Express Certificate Company                                                 Delaware
     American Express Client Service Corporation                                          Minnesota
     American Express Corporation                                                         Delaware
     American Express Financial Advisors Inc.                                             Delaware
     American Express Financial Corporation                                               Delaware
     American Express Insurance Agency of Arizona Inc.                                    Arizona
     American Express Insurance Agency of Idaho Inc.                                      Idaho
     American Express Insurance Agency of Nevada Inc.                                     Nevada
     American Express Insurance Agency of Oregon Inc.                                     Oregon
     American Express Minnesota Foundation                                                Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.                 Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.                 Maryland
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.             Pennsylvania
     American Express Trust Company                                                       Minnesota
     American Partners Life Insurance Company                                             Arizona
     IDS Cable Corporation                                                                Minnesota
     IDS Cable II Corporation                                                             Minnesota
     IDS Capital Holdings Inc.                                                            Minnesota
     IDS Futures Corporation                                                              Minnesota
     IDS Insurance Agency of Alabama Inc.                                                 Alabama
     IDS Insurance Agency of Arkansas Inc.                                                Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                           Massachusetts
     IDS Insurance Agency of New Mexico Inc.                                              New Mexico
     IDS Insurance Agency of North Carolina Inc.                                          North Carolina
     IDS Insurance Agency of Utah Inc.                                                    Utah


     IDS Insurance Agency of Wyoming Inc.                                                 Wyoming
     IDS Life Insurance Company                                                           Minnesota
     IDS Life Insurance Company of New York                                               New York
     IDS Management Corporation                                                           Minnesota
     IDS Partnership Services Corporation                                                 Minnesota
     IDS Plan Services of California, Inc.                                                Minnesota
     IDS Property Casualty Insurance Company                                              Wisconsin
     IDS Real Estate Services, Inc.                                                       Delaware
     IDS Realty Corporation                                                               Minnesota
     IDS Sales Support Inc.                                                               Minnesota
     IDS Securities Corporation                                                           Delaware
     Investors Syndicate Development Corp.                                                Nevada
     Public Employee Payment Company                                                      Minnesota

Item 27.   Number of Contract owners

           Not applicable.

Item 28.   Indemnification

           The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

           The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

           The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

           AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.;AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.;AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.;AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.;AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company; Strategist Income Fund, Inc.; Strategist Growth Fund, Inc.; Strategist Growth and Income Fund, Inc.; Strategist World Fund, Inc. and Strategist Tax-Free Income Fund, Inc.

(b)        As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address   Position and Offices with
                                      Underwriter
------------------------------------- -----------------------------------

Ronald. G. Abrahamson                 Vice President - Business
200 AXP Financial Center              Transformation
Minneapolis, MN  55474

Douglas A. Alger                      Senior Vice President - Human
200 AXP Financial Center              Resources
Minneapolis, MN  55474

Peter J. Anderson                     Senior Vice President -
200 AXP Financial Center              Investment Operations
Minneapolis, MN  55474

Ward D. Armstrong                     Senior Vice President -
200 AXP Financial Center              Retirement Services
Minneapolis, MN  55474

John M. Baker                         Vice President - Plan Sponsor
200 AXP Financial Center              Services
Minneapolis, MN  55474

Joseph M. Barsky, III                 Vice President - Mutual Fund
200 AXP Financial Center              Equities
Minneapolis, MN  55474

Timothy V. Bechtold                   Vice President - Risk Management
200 AXP Financial Center              Products
Minneapolis, MN  55474

John D. Begley                        Group Vice President -
Suite 100                             Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                       Group Vice President - Los
Suite 900                             Angeles Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                        Vice President - Nonproprietary
200 AXP Financial Center              Products
Minneapolis, MN  55474

Walter K. Booker                      Group Vice President - New Jersey
200 AXP Financial Center
Minneapolis, MN  55474

Bruce J. Bordelon                     Group Vice President - San
1333 N. California Blvd., Suite 200   Francisco Bay Area
Walnut Creek, CA  94596

Charles R. Branch                     Group Vice President - Northwest
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                    Vice President - Sales Support
200 AXP Financial Center
Minneapolis, MN  55474

Karl J. Breyer                        Corporate Senior Vice President
200 AXP Financial Center
Minneapolis, MN  55474

Cynthia M. Carlson                    Vice President - American Express
200 AXP Financial Center              Securities Services
Minneapolis, MN  55474

Mark W. Carter                        Senior Vice President and Chief
200 AXP Financial Center              Marketing Officer
Minneapolis, MN  55474

James E. Choat                        Senior Vice President - Third
200 AXP Financial Center              Party Distribution
Minneapolis, MN  55474

Kenneth J. Ciak                       Vice President and General
IDS Property Casualty                 Manager - IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                      Vice President - Advisor
200 AXP Financial Center              Staffing, Training and Support
Minneapolis, MN  55474

Henry J. Cormier                      Group Vice President - Connecticut
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                      Group Vice President -
Suite 200                             Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                        Group Vice President -
Suite 312                             Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                        Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Luz Maria Davis                       Vice President - Communications
200 AXP Financial Center
Minneapolis, MN  55474

Arthur E. DeLorenzo                   Group Vice President - Upstate
4 Atrium Drive, #100                  New York
Albany, NY  12205

Scott M. DiGiammarino                 Group Vice President -
Suite 500                             Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                      Group Vice President - Eastern
Two Datran Center                     Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                    Vice President - Assured Assets
200 AXP Financial Center              Product Development and Management
Minneapolis, MN  55474

James P. Egge                         Group Vice President - Western
4305 South Louise, Suite 202          Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                         Senior Vice President, General
200 AXP Financial Center              Counsel and Chief Compliance
Minneapolis, MN  55474                Officer

Robert M. Elconin                     Vice President - Government
200 AXP Financial Center              Relations
Minneapolis, MN  55474

Phillip W. Evans,                     Group Vice President - Rocky
Suite 600                             Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                       Vice President - Mutual Fund
200 AXP Financial Center              Equity Investments
Minneapolis, MN  55474

Douglas L. Forsberg                   Vice President - International
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey P. Fox                        Vice President and Corporate
200 AXP Financial Center              Controller
Minneapolis, MN  55474

William P. Fritz                      Group Vice President - Gateway
Suite 160
12855 Flushing Meadows Dr.
St. Louis, MO  63131

Carl W. Gans                          Group Vice President - Twin City
8500 Tower Suite 1770                 Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

Peter A. Gallus                       Vice President-Investment
200 AXP Financial Center              Administration
Minneapolis, MN  55474

Derek G. Gledhill                     Vice President - Integrated
200 AXP Financial Center              Financial Services Field
Minneapolis, MN  55474                Implementation

David A. Hammer                       Vice President and Marketing
200 AXP Financial Center              Controller
Minneapolis, MN  55474

Teresa A. Hanratty                    Senior Vice President-Field
Suites 6&7                            Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                      Group Vice President - Boston
Two Constitution Plaza                Metro
Boston, MA  02129

Lorraine R. Hart                      Vice President - Insurance
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Scott A. Hawkinson                    Vice President and Controller -
200 AXP Financial Center              Private Client Group
Minneapolis, MN  55474

Brian M. Heath                        Senior Vice President and General
Suite 150                             Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                       Vice President - Incentive
200 AXP Financial Center              Management
Minneapolis, MN  55474

Jon E. Hjelm                          Group Vice President - Rhode
310 Southbridge Street                Island/Central - Western
Auburn, MA  01501                     Massachusetts

David J. Hockenberry                  Group Vice President - Tennessee
30 Burton Hills Blvd.                 Valley
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                     Vice President and Treasurer
200 AXP Financial Center
Minneapolis, MN  55474

David R. Hubers                       Chairman, President and Chief
200 AXP Financial Center              Executive Officer
Minneapolis, MN  55474

Debra A. Hutchinson                   Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

James M. Jensen                       Vice President and
200 AXP Financial Center              Controller-Advice and Retail
Minneapolis, MN  55474                Distribution Group

Marietta L. Johns                     Senior Vice President - Field
200 AXP Financial Center              Management
Minneapolis, MN  55474

Nancy E. Jones                        Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

Ora J. Kaine                          Vice President - Financial
200 AXP Financial Center              Advisory Services
Minneapolis, MN  55474

Linda B. Keene                        Vice President - Market
200 AXP Financial Center              Development
Minneapolis, MN  55474

G. Michael Kennedy                    Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Richard W. Kling                      Senior Vice President - Products
200 AXP Financial Center
Minneapolis, MN  55474

John M. Knight                        Vice President - Investment
200 AXP Financial Center              Accounting
Minneapolis, MN  55474

Paul F. Kolkman                       Vice President - Actuarial Finance
200 AXP Financial Center
Minneapolis, MN  55474

Claire Kolmodin                       Vice President - Service Quality
200 AXP Financial Center
Minneapolis, MN  55474

David S. Kreager                      Group Vice President - Greater
Suite 108                             Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                     Director and Senior Vice
200 AXP Financial Center              President-Direct and Interactive
Minneapolis, MN  55474                Group

Mitre Kutanovski                      Group Vice President - Chicago
Suite 680                             Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                        Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Lori J. Larson                        Vice President - Brokerage and
200 AXP Financial Center              Direct Services
Minneapolis, MN  55474

Daniel E. Laufenberg                  Vice President and Chief U.S.
200 AXP Financial Center              Economist
Minneapolis, MN  55474

Jane W. Lee                           Vice President - New Business
200 AXP Financial Center              Development and Marketing
Minneapolis, MN  55474

Peter A. Lefferts                     Senior Vice President - Corporate
200 AXP Financial Center              Strategy and Development
Minneapolis, MN  55474

Douglas A. Lennick                    Director and Executive Vice
200 AXP Financial Center              President - Private Client Group
Minneapolis, MN  55474

Fred A. Mandell                       Vice President - Field Marketing
200 AXP Financial Center              Readiness
Minneapolis, MN  55474

Daniel E. Martin                      Group Vice President - Pittsburgh
Suite 650                             Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                      Vice President and Director of
200 AXP Financial Center              Global Research
Minneapolis, MN  55474

Sarah A. Mealey                       Vice President - Mutual Funds
200 AXP Financial Center
Minneapolis, MN  55474

Paula R. Meyer                        Vice President - Assured Assets
200 AXP Financial Center
Minneapolis, MN  55474

William P. Miller                     Vice President and Senior
200 AXP Financial Center              Portfolio Manager
Minneapolis, MN  55474

Shashank B. Modak                     Vice President - Technology Leader
200 AXP Financial Center
Minneapolis, MN  55474

Pamela J. Moret                       Vice President - Variable Assets
200 AXP Financial Center
Minneapolis, MN  55474

Barry J. Murphy                       Senior Vice President - Client
200 AXP Financial Center              Service
Minneapolis, MN  55474

Mary Owens Neal                       Vice President-Consumer Marketing
200 AXP Financial Center
Minneapolis, MN  55474

Thomas V. Nicolosi                    Group Vice President - New York
Suite 220                             Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                    Vice President - Advisory
200 AXP Financial Center              Business Systems
Minneapolis, MN  55474

James R. Palmer                       Vice President - Taxes
200 AXP Financial Center
Minneapolis, MN  55474

Marc A. Parker                        Group Vice President -
10200 SW Greenburg Road               Portland/Eugene
Suite 110
Portland, OR  97223

Carla P. Pavone                       Vice President-Compensation
200 AXP Financial Center              Services and ARD Product
Minneapolis, MN  55474                Distribution

Thomas P. Perrine                     Senior Vice President - Group
200 AXP Financial Center              Relationship Leader/American
Minneapolis, MN  55474                Express Technologies Financial Services

Susan B. Plimpton                     Vice President - Marketing
200 AXP Financial Center              Services
Minneapolis, MN  55474

Larry M. Post                         Group Vice President -
One Tower Bridge                      Philadelphia Metro and Northern
100 Front Street, 8th Fl              New England
West Conshohocken, PA  19428

Ronald W. Powell                      Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Diana R. Prost                        Group Vice President -
3030 N.W. Expressway                  Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

James M. Punch                        Vice President and Project
200 AXP Financial Center              Manager - Platform I Value
Minneapolis, MN  55474                Enhanced

Frederick C. Quirsfeld                Senior Vice President - Fixed
200 AXP Financial Center              Income
Minneapolis, MN  55474

Rollyn C. Renstrom                    Vice President - Corporate
200 AXP Financial Center              Planning and Analysis
Minneapolis, MN  55474

R. Daniel Richardson                  Group Vice President - Southern
Suite 800                             Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                     Senior Vice President - Field
200 AXP Financial Center              Management and Financial Advisory
Minneapolis, MN  55474                Service

Stephen W. Roszell                    Senior Vice President -
200 AXP Financial Center              Institutional
Minneapolis, MN  55474

Max G. Roth                           Group Vice President -
Suite 201 S. IDS Ctr                  Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Erven A. Samsel                       Senior Vice President - Field
45 Braintree Hill Park                Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                       Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Russell L. Scalfano                   Group Vice President -
Suite 201                             Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                     Group Vice President -
Suite 205                             Arizona/Las Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                    Senior Vice President and Chief
200 AXP Financial Center              Financial Officer
Minneapolis, MN  55474

Donald K. Shanks                      Vice President - Property Casualty
200 AXP Financial Center
Minneapolis, MN  55474

Judy P. Skoglund                      Vice President - Quality and
200 AXP Financial Center              Service Support
Minneapolis, MN  55474

James B. Solberg                      Group Vice President - Eastern
466 Westdale Mall                     Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                         Vice President - Geographic
200 AXP Financial Center              Service Teams
Minneapolis, MN  55474

Paul J. Stanislaw                     Group Vice President - Southern
Suite 1100                            California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                       Vice President - Marketing Offer
200 AXP Financial Center              Development
Minneapolis, MN  55474

Lois A. Stilwell                      Group Vice President - Outstate
Suite 433                             Minnesota Area/North
9900 East Bren Road                   Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                 Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

James J. Strauss                      Vice President and General Auditor
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey J. Stremcha                   Vice President - Information
200 AXP Financial Center              Resource Management/ISD
Minneapolis, MN  55474

Barbara Stroup Stewart                Vice President - Channel
200 AXP Financial Center              Development
Minneapolis, MN  55474

Craig P. Taucher                      Group Vice President -
Suite 150                             Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                        Group Vice President -
Suite 425                             Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                        Senior Vice President
200 AXP Financial Center
Minneapolis, MN  55474

Keith N. Tufte                        Vice President and Director of
200 AXP Financial Center              Equity Research
Minneapolis, MN  55474

Peter S. Velardi                      Group Vice President -
Suite 180                             Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer               Group Vice President - Detroit
Suite 100                             Metro
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Donald F. Weaver                      Group Vice President - Greater
3500 Market Street, Suite 200         Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                     Senior Vice President - Alliance
1010 Main St., Suite 2B               Group
Huntington Beach, CA  92648

Michael L. Weiner                     Vice President - Tax Research and
200 AXP Financial Center              Audit
Minneapolis, MN  55474

Jeffry M. Welter                      Vice President - Equity and Fixed
200 AXP Financial Center              Income Trading
Minneapolis, MN  55474

Thomas L. White                       Group Vice President - Cleveland
Suite 200                             Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                      Group Vice President - Virginia
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                   Group Vice President - Western
Two North Tamiami Trail               Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                     Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Michael D. Wolf                       Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Michael R. Woodward                   Senior Vice President - Field
32 Ellicott St.                       Management
Suite 100
Batavia, NY  14020

Rande L. Zellers                      Group Vice President-Gulf States
1 Galleria Blvd., Suite 1900
Metairie, LA  70001

Item 29(c)

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        $________             $_________           None                  None
Financial Advisors
Inc.

[To be updated by amendment.]

Item 30.   Location of Accounts and Records

           American Enterprise Life Insurance Company
           829 AXP Financial Center
           Minneapolis, MN 55474

Item 31.   Management Services

           Not applicable.

Item 32.   Undertakings

           (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

           (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis, and State of Minnesota, on the 1st day of March, 2001.

                         AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                         --------------------------------------------
                                    (Registrant)

                         By American Enterprise Life Insurance Company
                         ---------------------------------------------
                                    (Sponsor)


                         By ________________________________________
                                Stephen W. Roszell
                                President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 1st day of March, 2001.

Signature                                                         Title

/s/  Jeffrey S. Horton*                                   Vice President and Treasurer
------------------------------------
     Jeffrey S. Horton

/s/  Richard W. Kling*                                    Director and Chairman of the Board
------------------------------------
     Richard W. Kling

/s/  Paul S. Mannweiler                                   Director
------------------------------------
     Paul S. Mannweiler

/s/  Paula R. Meyer*                                      Director and Executive Vice President -
------------------------------------
     Paula R. Meyer                                       Assured Assets


 /s/ Teresa J. Rasmussen                                  Director, Vice President,
------------------------------------
     Teresa J. Rasmussen                                  General Counsel and Secretary

                                                          Director, President and Chief Executive Officer
------------------------------------
     Stephen W. Roszell

/s/  Philip C. Wentzel*                                   Vice President and Controller
------------------------------------
     Philip C. Wentzel

*Signed pursuant to Power of Attorney, dated July 29, 1999, filed electronically as Exhibit 15 to Registrant's Initial Registration Statement No. 333-85567, filed on or about Aug. 19, 1999 is incorporated by reference.



By:/s/ Mary Ellyn Minenko
       Mary Ellyn Minenko

CONTENTS  OF  POST-EFFECTIVE  AMENDMENT  NO.  6 TO  REGISTRATION  STATEMENT  NO.
333-85567

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectuses.

Part B.

     Statements of Additional Information.

Part C.

     Other Information.

     The signatures.

     Exhibits.